GMO Trust

Filed pursuant to Rule 497(c)
File Nos. 002-98772 and 811-04347

Prospectus

June 30, 2012

U.S. Equity Funds
■	U.S. Core Equity Fund
	Class III:	GMUEX	Class IV:	GMRTX
	Class V:	—	Class VI:	GMCQX
■	Quality Fund*
	Class III:	GQETX	Class IV:	GQEFX
	Class V:	GQLFX	Class VI:	GQLOX
■	U.S. Intrinsic Value Fund
	Class III:	GMVUX
■	U.S. Growth Fund
	Class III:	GMGWX
■	U.S. Small/Mid Cap Fund
	Class III:	GMSUX
■	Real Estate Fund
	Class III:	GMORX

International Equity Funds
■	International Core Equity Fund
	Class III:	GMIEX	Class IV:	GMIRX
	Class VI:	GCEFX
■	International Intrinsic Value Fund
	Class II:	GMICX	Class III:	GMOIX
	Class IV:	GMCFX
■	International Intrinsic Value Extended Markets Fund
	Class II:	—	Class III:	—
	Class IV:	GMOVX
■	International Large/Mid Cap Value Fund
	Class III:	—	Class IV:	—
	Class V:	—	Class VI:	—
■	International Growth Equity Fund
	Class III:	GMIGX	Class IV:	GMGFX
■	Developed World Stock Fund
	Class III:	GDWTX	Class IV:	GDWFX
■	International Small Companies Fund
	Class III:	GMISX
■	Asset Allocation International Small Companies Fund
	Class III:	—
■	Tax-Managed International Equities Fund
	Class III:	GTMIX
■	Foreign Fund
	Class II:	GMFRX	Class III:	GMOFX
	Class IV:	GMFFX
■	Foreign Small Companies Fund
	Class III:	GMFSX	Class IV:	GFSFX
■	Global Focused Equity Fund
	Class III:	GGFEX	Class IV:	—
■	Emerging Markets Fund
	Class II:	GMEMX	Class III:	GMOEX
	Class IV:	GMEFX	Class V:	GEMVX
	Class VI:	GEMMX
■	Emerging Countries Fund
	Class III:	GMCEX
■	Emerging Domestic Opportunities Fund
	Class II:	GEDTX	Class III:	—
	Class IV:	GEDIX	Class V:	GEDOX
	Class VI:	GEDFX
■	Taiwan Fund
	Class III:	GMOTX

International Equity Funds cont.
■	Flexible Equities Fund
	Class III:	GFEFX	Class VI:	GFFEX
■	Resources Fund
	Class III:	GOFIX	Class IV:	—
	Class V:	—	Class VI:	—
■	Currency Hedged International Equity Fund
	Class III:	GMOCX

Fixed Income Funds
■	Domestic Bond Fund
	Class III:	GMDBX	Class VI:	GDBSX
■	Core Plus Bond Fund
	Class III:	GUGAX	Class IV:	GPBFX
■	International Bond Fund
	Class III:	GMIBX
■	Strategic Fixed Income Fund
	Class III:	GFITX	Class VI:	GMFIX
■	Currency Hedged International Bond Fund
	Class III:	GMHBX
■	Global Bond Fund
	Class III:	GMGBX
■	Emerging Country Debt Fund
	Class III:	GMCDX	Class IV:	GMDFX
■	Short-Duration Investment Fund
	Class III:	GMSIX
■	Short-Duration Collateral Fund
	Ticker:	GMOSX
■	Short-Duration Collateral Share Fund
	Class III:	GMDCX	Class VI:	GSDFX
■	Inflation Indexed Plus Bond Fund
	Class III:	GMITX	Class VI:	GMIPX
■	U.S. Treasury Fund
	Ticker:	GUSTX
■	Asset Allocation Bond Fund
	Class III:	GMOBX	Class VI:	GABFX
■	Asset Allocation International Bond Fund
	Class III:	—	Class VI:	—

Asset Allocation Funds
■	U.S. Equity Allocation Fund
	Class III:	GUSAX
■	International Equity Allocation Fund
	Class III:	GIEAX
■	International Opportunities Equity Allocation Fund
	Class III:	GIOTX
■	Global Equity Allocation Fund
	Class III:	GMGEX
■	World Opportunities Equity Allocation Fund
	Class III:	GWOAX
■	Global Asset Allocation Fund
	Class III:	GMWAX
■	Strategic Opportunities Allocation Fund
	Class III:	GBATX
■	Benchmark-Free Allocation Fund
	Class III:	GBMFX	Class IV:	—
■	Alpha Only Fund
	Class III:	GGHEX	Class IV:	GAPOX

* Although Quality Fund is listed as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equity securities.

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND CODES	inside back cover

ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover

i

[This page intentionally left blank.]

ii

  GMO U.S. CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.31%[1]	0.31%[1]	0.31%[1]	0.31%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.03%	0.03%	0.03%	0.03%
Total annual operating expenses	0.49%	0.44%	0.43%	0.40%
Expense reimbursement	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement	0.46%	0.41%	0.40%	0.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$47	$154	$271	$613
Class IV	$42	$138	$243	$552
Class V	$41	$135	$238	$539
Class VI	$38	$125	$221	$502

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager may invest in companies of any market capitalization.

  GMO U.S. CORE EQUITY FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors, companies or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. CORE EQUITY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 16.59% (2Q2003)

Lowest Quarter: –17.14% (3Q2002)

Year-to-Date (as of 3/31/12): 10.20%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	8.07%	0.19%	2.48%	10.63%
Return After Taxes on Distributions	7.75%	–0.51%	1.91%	7.92%
Return After Taxes on Distributions and Sale of Fund Shares	5.65%	0.03%	2.02%	8.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	10.19%
Class IV				1/9/98
Return Before Taxes	8.12%	0.23%	2.53%	4.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	4.03%
Class VI				6/30/03
Return Before Taxes	8.21%	0.28%	N/A	4.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	5.14%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO QUALITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.33%[1]	0.33%[1]	0.33%[1]	0.33%[1]
Shareholder service fee	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.50%	0.46%	0.44%	0.41%
Expense reimbursement	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.48%	0.44%	0.42%	0.39%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$49	$158	$278	$626
Class IV	$45	$143	$251	$566
Class V	$43	$137	$240	$541
Class VI	$40	$127	$223	$504

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes to be of high quality.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment

  GMO QUALITY FUND

exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold shares in fewer than 100 companies. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in a limited number of countries, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO QUALITY FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.53% (3Q2010)

Lowest Quarter: –13.13% (4Q2008)

Year-to-Date (as of 3/31/12): 9.57%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				2/6/04
Return Before Taxes	11.75%	2.59%	N/A	3.46%
Return After Taxes on Distributions	11.43%	2.29%	N/A	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	8.04%	2.24%	N/A	2.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	3.30%
Class IV				2/6/04
Return Before Taxes	11.85%	2.64%	N/A	3.51%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	3.30%
Class V				12/8/06
Return Before Taxes	11.84%	2.65%	N/A	2.85%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	–0.11%
Class VI				12/8/06
Return Before Taxes	11.91%	2.69%	N/A	2.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	–0.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. INTRINSIC VALUE FUND

Investment objective

Long-term capital growth.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.98%
Total annual operating expenses	1.44%
Expense reimbursement	(0.98%)[1]
Total annual operating expenses after expense reimbursement	0.46%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$47	$361	$698	$1,650

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 74% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO U.S. INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. INTRINSIC VALUE FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 19.25% (2Q2003)

Lowest Quarter: –18.29% (4Q2008)

Year-to-Date (as of 3/31/12): 8.91%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/2/99
Return Before Taxes	10.38%	–1.13%	3.42%	3.80%
Return After Taxes on Distributions	10.08%	–2.16%	2.18%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	–1.17%	2.63%	2.93%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	–2.64%	3.89%	3.03%

* The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. GROWTH FUND

Investment objective

Long-term capital growth.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1]
Shareholder service fee	0.15%[1]
Other expenses	4.62%
Total annual operating expenses	5.08%
Expense reimbursement	(4.61%)[1]
Total annual operating expenses after expense reimbursement	0.47%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$48	$1,111	$2,172	$4,817

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO U.S. GROWTH FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. GROWTH FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 15.03% (2Q2003)

Lowest Quarter: –16.85% (4Q2008)

Year-to-Date (as of 3/31/12): 14.74%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/30/88
Return Before Taxes	12.82%	3.29%	2.77%	9.72%
Return After Taxes on Distributions	12.56%	2.91%	2.21%	5.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.66%	2.77%	2.22%	6.35%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%	8.76%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. SMALL/MID CAP FUND

(formerly known as GMO U.S. Small/Mid Cap Value Fund)

Investment objective

Long-term capital growth.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1,2]
Shareholder service fee	0.15%[2]
Other expenses	1.38%
Total annual operating expenses	1.84%
Expense reimbursement	(1.38%)[2]
Total annual operating expenses after expense reimbursement	0.46%

1 The Fund’s Board of Trustees has approved an amendment to the Fund’s management contract pursuant to which the Fund would pay Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) an investment management fee equal to 0.45% of the Fund’s average daily net assets. The new fee arrangement will go into effect only if the amended management contract is approved by the Fund’s shareholders.

2 The Manager has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$108	$508	$934	$2,120	$77	$475	$898	$2,079

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 172% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 2500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to

  GMO U.S. SMALL/MID CAP FUND

their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2012, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $7.7 million to $12.9 billion, with an average market capitalization of approximately $2.9 billion and a median market capitalization of approximately $2.5 billion. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO U.S. SMALL/MID CAP FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 23.22% (2Q2003)

Lowest Quarter: –20.74% (4Q2008)

Year-to-Date (as of 3/31/12): 9.85%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/91
Return Before Taxes	1.23%	–1.39%	5.66%	10.36%
Return After Taxes on Distributions	1.02%	–1.91%	3.41%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	0.80%	–1.28%	4.18%	7.88%
Russell 2500 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	–2.51%	1.24%	6.57%	9.80%
Russell 2500 Value Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[b]	–3.36%	–0.58%	7.16%	11.08%
Russell 2500 + Index (Composite index)	–3.36%	–0.58%	7.16%	10.50%

* The Fund is the successor to GMO Small/Mid Cap Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Value Fund and reflects GMO Small/Mid Cap Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

a Fund’s benchmark effective January 16, 2012.

b Effective January 16, 2012, the Fund changed its benchmark from the Russell 2500 Value Index to the Russell 2500 Index because the Manager believes the Russell 2500 Index is a more appropriate comparative, broad-based market index for the Fund.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO REAL ESTATE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.33%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.45%
Total annual operating expenses	0.93%
Expense reimbursement	(0.45%)[1]
Total annual operating expenses after expense reimbursement	0.48%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$49	$254	$475	$1,113

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI U.S. REIT Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO REAL ESTATE FUND

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments (see “Name Policies”). REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Real Estate Risk – Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain exempt status under the Investment Company Act of 1940, as amended.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund’s concentration in real estate-related investments makes the Fund’s net asset value particularly susceptible to economic, market, political and other developments affecting the real estate industry.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO REAL ESTATE FUND

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.69% (3Q2009)

Lowest Quarter: –35.42% (4Q2008)

Year-to-Date (as of 3/31/12): 9.94%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/96
Return Before Taxes	10.51%	–0.59%	10.06%	9.41%
Return After Taxes on Distributions	9.83%	–2.27%	7.06%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	–1.23%	7.54%	6.87%
MSCI U.S. REIT Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes)	8.69%	–1.51%	10.16%	10.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	6.02%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class VI
Management fee	0.38%[1]	0.38%[1]	0.38%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.055%[1]
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.58%	0.52%	0.49%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.53%	0.47%	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$54	$181	$319	$721
Class IV	$48	$162	$286	$648
Class VI	$45	$150	$265	$600

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL CORE EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO INTERNATIONAL CORE EQUITY FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 22.30% (2Q2009)

Lowest Quarter: –19.92% (3Q2008)

Year-to-Date (as of 3/31/12): 8.37%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				1/29/02
Return Before Taxes	–9.08%	–4.17%	N/A	6.72%
Return After Taxes on Distributions	–9.35%	–4.72%	N/A	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	–4.98%	–3.41%	N/A	5.86%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	5.26%
Class IV				6/30/03
Return Before Taxes	–9.03%	–4.12%	N/A	6.83%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	6.55%
Class VI				3/28/06
Return Before Taxes	–9.00%	–4.09%	N/A	–1.14%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–1.56%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.77%	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.72%	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$74	$241	$423	$949
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 37% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III Shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.40% (2Q2009)

Lowest Quarter: –19.13% (3Q2011)

Year-to-Date (as of 3/31/12): 7.50%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class II				9/26/96
Return Before Taxes	–10.37%	–5.15%	6.94%	5.75%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	4.51%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.47%
Class III				3/31/87
Return Before Taxes	–10.33%	–5.09%	7.02%	7.62%
Return After Taxes on Distributions	–10.67%	–6.01%	6.03%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	–5.93%	–4.06%	6.25%	6.11%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	6.41%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	4.54%
Class IV				1/9/98
Return Before Taxes	–10.26%	–5.03%	7.08%	6.16%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	4.82%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.72%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.25%[2]	0.25%[2]	0.25%[2]
Total annual operating expenses	0.97%[2]	0.90%[2]	0.84%[2]
Expense reimbursement	(0.25%)[1,2]	(0.25%)[1,2]	(0.25%)[1,2]
Total annual operating expenses after expense reimbursement	0.72%[2]	0.65%[2]	0.59%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II	$100	$312
Class III	$93	$290
Class IV	$87	$271

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI ACWI ex-U.S. Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Fund may invest in companies of any market capitalization.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.085%[1]	0.055%[1]
Other expenses	0.15%[2]	0.15%[2]	0.15%[2]	0.15%[2]
Total annual operating expenses	0.80%[2]	0.74%[2]	0.74%[2]	0.71%[2]
Expense reimbursement	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.66%[2]	0.60%[2]	0.60%[2]	0.57%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$82	$255
Class IV	$76	$237
Class V	$76	$237
Class VI	$73	$227

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL GROWTH EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.09%[1]
Other expenses	0.05%	0.05%
Total annual operating expenses	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 53% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL GROWTH EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL GROWTH EQUITY FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 17.83% (3Q2010)

Lowest Quarter: –19.33% (3Q2008)

Year-to-Date (as of 3/31/12): 10.28%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				11/30/01
Return Before Taxes	–8.17%	–1.62%	6.12%	6.30%
Return After Taxes on Distributions	–8.25%	–2.69%	5.04%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares	–4.82%	–1.45%	5.18%	5.34%
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.11%	–3.16%	4.27%	4.29%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	4.69%
Class IV				7/12/06
Return Before Taxes	–8.09%	–1.56%	N/A	1.10%
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.11%	–3.16%	N/A	–0.68%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–1.71%

* The Fund is the successor to GMO International Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Growth Fund and reflects GMO International Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO DEVELOPED WORLD STOCK FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.45%[2]	0.45%[2]
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.11%	0.11%
Total annual operating expenses	0.71%	0.66%
Expense reimbursement	(0.11%)[2]	(0.11%)[2]
Total annual operating expenses after expense reimbursement	0.60%	0.55%

1 An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$112	$269	$439	$933	$86	$240	$408	$895
Class IV	$107	$253	$412	$873	$81	$225	$381	$835

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 56% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

  GMO DEVELOPED WORLD STOCK FUND

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO DEVELOPED WORLD STOCK FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.37% (2Q2009)

Lowest Quarter: –19.92% (4Q2008)

Year-to-Date (as of 3/31/12): 9.02%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/1/05
Return Before Taxes	–3.75%	–2.68%	N/A	1.69%
Return After Taxes on Distributions	–4.23%	–3.49%	N/A	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	–2.05%	–2.38%	N/A	1.29%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	1.94%
Class IV				9/1/05
Return Before Taxes	–3.73%	–2.63%	N/A	1.58%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	1.74%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%
Total annual operating expenses	0.89%
Expense reimbursement	(0.14%)[1]
Total annual operating expenses after expense reimbursement	0.75%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$178	$375	$588	$1,202	$126	$319	$527	$1,128

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 90% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Small Cap Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment

  GMO INTERNATIONAL SMALL COMPANIES FUND

exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.6 billion. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO INTERNATIONAL SMALL COMPANIES FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.07% (2Q2009)

Lowest Quarter: –21.36% (3Q2011)

Year-to-Date (as of 3/31/12): 13.64%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/14/91
Return Before Taxes	–15.40%	–3.23%	10.96%	8.48%
Return After Taxes on Distributions	–16.25%	–5.03%	8.13%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	–9.62%	–2.94%	9.23%	6.80%
MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	–15.94%	–4.14%	9.01%	N/A
MSCI EAFE Small Cap + Index (Composite index)	–15.94%	–3.04%	9.53%	5.92%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%[2]
Total annual operating expenses	0.89%[2]
Expense reimbursement	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.75%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$192	$389	$140	$332

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment.

The Manager typically seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of non-U.S. small companies.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.6 billion. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective

High after-tax total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.50%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.11%
Total annual operating expenses	0.76%
Expense reimbursement	(0.11%)[1]
Total annual operating expenses after expense reimbursement	0.65%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$66	$232	$412	$932

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 48% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index (after tax).

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equity securities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares (Before Tax)

Years Ending December 31

Highest Quarter: 21.51% (2Q2009)

Lowest Quarter:–20.34% (3Q2008)

Year-to-Date (as of 3/31/12): 7.29%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/98
Return Before Taxes	–8.33%	–3.49%	7.71%	5.87%
Return After Taxes on Distributions	–8.58%	–4.11%	7.10%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	–4.59%	–2.67%	6.96%	5.19%
MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.97%	–5.50%	3.92%	1.76%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	2.47%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FOREIGN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]	0.60%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.08%	0.08%	0.08%
Total annual operating expenses	0.90%	0.83%	0.77%
Expense reimbursement	(0.08%)[1]	(0.08%)[1]	(0.08%)[1]
Total annual operating expenses after expense reimbursement	0.82%	0.75%	0.69%
1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$84	$279	$491	$1,100
Class III	$77	$257	$453	$1,018
Class IV	$70	$238	$420	$947

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 58% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including both developed and emerging countries. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries other than the U.S. (see “Name Policies”).

•

Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO FOREIGN FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO FOREIGN FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.67% (2Q2009)

Lowest Quarter: –19.80% (3Q2011)

Year-to-Date (as of 3/31/12): 10.72%

Average Annual Total Returnsa

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class II				9/30/96
Return Before Taxes	–12.04%	–5.68%	5.70%	6.05%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.44%
Class III[b]				8/31/84
Return Before Taxes	–11.93%	–5.59%	5.78%	11.67%
Return After Taxes on Distributions	–12.58%	–6.37%	4.92%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	–6.80%	–4.48%	5.15%	N/Aa
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	8.87%
Class IV				1/9/98
Return Before Taxes	–11.95%	–5.57%	5.83%	5.90%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.72%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FOREIGN SMALL COMPANIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.70%[1]	0.70%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.10%	0.10%
Total annual operating expenses	0.95%	0.90%
Expense reimbursement	(0.10%)[1]	(0.10%)[1]
Total annual operating expenses after expense reimbursement	0.85%	0.80%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$188	$397	$624	$1,276	$136	$341	$563	$1,201
Class IV	$183	$382	$597	$1,218	$131	$326	$536	$1,143

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to countries other than the U.S. (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $269 million (Greece) to $8.6 billion (Germany) (based on exchange rates as of May 31, 2012). As of May 31, 2012, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $297 million (Greece) to $21.4 billion (Switzerland) (based on exchange rates as of May 31, 2012).

  GMO FOREIGN SMALL COMPANIES FUND

•

Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO FOREIGN SMALL COMPANIES FUND

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III, tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.25% (2Q2009)

Lowest Quarter: –24.05% (3Q2008)

Year-to-Date (as of 3/31/12): 14.22%

Average Annual Total Returnsa

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III[b]				1/4/95
Return Before Taxes	–16.09%	–2.01%	11.33%	10.26%
Return After Taxes on Distributions	–16.24%	–3.06%	9.76%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	–10.32%	–1.72%	9.91%	N/Aa
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	–14.49%	–3.21%	9.43%	5.96%
Class IVc				6/14/02
Return Before Taxes	–16.12%	–2.00%	N/A	10.45%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	–14.49%	–3.21%	N/A	9.12%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL FOCUSED EQUITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	2.46%[2]	2.46%[2]
Total annual operating expenses	3.21%[2]	3.16%[2]
Expense reimbursement	(2.38%)[1,2]	(2.38%)[1,2]
Total annual operating expenses after expense reimbursement	0.83%[2]	0.78%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an estimate based on operating expenses incurred during the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$325	$992
Class IV	$320	$977

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from December 1, 2011 to February 29, 2012), the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.

Principal investment strategies

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment.

The Manager anticipates that the Fund will focus its investments in a limited number (30-50) of securities that the Manager believes offer the most attractive investment opportunities in U.S. and non-U.S. equity markets. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

  GMO GLOBAL FOCUSED EQUITY FUND

The Manager selects investments using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 20% of its assets in cash or cash equivalents. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL FOCUSED EQUITY FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.
International Active	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING MARKETS FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Shareholder service fee	0.22%[2]	0.15%[2]	0.105%[2]	0.085%[2]	0.055%[2]
Other expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]
Total annual operating expenses	1.10%	1.03%	0.99%	0.97%	0.94%
Expense reimbursement	(0.03%)[2]	(0.01%)[2]	(0.01%)[2]	(0.04%)[2]	(0.04%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.07%	1.02%	0.98%	0.93%	0.90%

1 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses and state and federal registration fees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. In addition, the Manager has agreed to waive the shareholder service fees charged to each class of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

3 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$271	$513	$775	$1,523	$188	$424	$678	$1,407
Class III	$266	$493	$740	$1,446	$183	$404	$643	$1,328
Class IV	$262	$481	$718	$1,400	$179	$392	$622	$1,282
Class V	$257	$472	$705	$1,374	$174	$383	$608	$1,257
Class VI	$254	$463	$689	$1,340	$171	$373	$592	$1,222

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 108% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

  GMO EMERGING MARKETS FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

  GMO EMERGING MARKETS FUND

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.90% (2Q2009)

Lowest Quarter: –30.50% (4Q2008)

Year-to-Date (as of 3/31/12): 13.28%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class IIa				11/29/96
Return Before Taxes	–18.51%	0.49%	14.91%	9.60%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	7.89%
Class III				12/9/93
Return Before Taxes	–18.43%	0.56%	15.00%	8.85%
Return After Taxes on Distributions	–20.05%	–1.47%	12.84%	7.24%
Return After Taxes on Distributions and Sale of Fund Shares	–9.33%	0.68%	13.38%	7.55%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	6.40%
Class IV				1/9/98
Return Before Taxes	–18.40%	0.61%	15.05%	11.36%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	10.60%
Class Vb				8/4/03
Return Before Taxes	–18.39%	0.64%	N/A	15.16%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	N/A	15.75%
Class VI				6/30/03
Return Before Taxes	–18.33%	0.67%	N/A	15.56%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	N/A	16.28%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “Total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING COUNTRIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.65%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.51%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual operating expenses	1.32%
Expense reimbursement	(0.14%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.18%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$120	$405	$710	$1,578

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 113% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase

  GMO EMERGING COUNTRIES FUND

agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO EMERGING COUNTRIES FUND

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.14% (2Q2009)

Lowest Quarter: –31.38% (4Q2008)

Year-to-Date (as of 3/31/12): 13.12%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/29/97
Return Before Taxes	–17.16%	0.81%	14.73%	9.34%
Return After Taxes on Distributions	–17.12%	–0.82%	12.49%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	–10.48%	0.89%	12.98%	8.09%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	8.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[3]
Total annual operating expenses	1.17%	1.10%	1.06%	1.04%	1.01%
Expense reimbursement	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.15%	1.08%	1.04%	1.02%	0.99%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.01% and 0.06%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$279	$536	$812	$1,603	$196	$447	$717	$1,487
Class III	$272	$514	$776	$1,524	$189	$425	$679	$1,408
Class IV	$268	$500	$750	$1,468	$185	$410	$654	$1,351
Class V	$266	$493	$740	$1,446	$183	$404	$643	$1,328
Class VI	$263	$484	$724	$1,411	$180	$395	$627	$1,294

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 459% of the average value of its portfolio.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policies”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

The Manager uses primarily fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.
Emerging Markets	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO TAIWAN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.81%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.40%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual fund operating expenses (Fund and underlying fund expenses)	1.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$201	$498	$818	$1,723	$154	$448	$764	$1,659

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 105% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in or otherwise tied economically to Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility, the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments.

  GMO TAIWAN FUND

In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations and restrictions, currency repatriation, rising unemployment and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or

  GMO TAIWAN FUND

a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.85% (3Q2010)

Lowest Quarter: –23.74% (4Q2008)

Year-to-Date (as of 3/31/12): 12.24%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/4/02
Return Before Taxes	–13.97%	1.51%	N/A	8.16%
Return After Taxes on Distributions[a]	–14.97%	–0.20%	N/A	6.80%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–7.44%	1.13%	N/A	7.00%
MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–20.89%	0.05%	N/A	8.86%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FLEXIBLE EQUITIES FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI World Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.55%[1]	0.55%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.07%	0.07%
Total annual operating expenses	0.77%	0.68%
Expense reimbursement	(0.07%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement	0.70%	0.61%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$72	$239	$421	$948
Class VI	$62	$211	$372	$840

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures

  GMO FLEXIBLE EQUITIES FUND

(which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO FLEXIBLE EQUITIES FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.74% (2Q2009)

Lowest Quarter: –24.04% (1Q2009)

Year-to-Date (as of 3/31/12): 14.17%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/12/08
Return Before Taxes	–8.92%	N/A	N/A	–4.10%
Return After Taxes on Distributions[a]	–8.92%	N/A	N/A	–4.25%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–5.80%	N/A	N/A	–3.77%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	N/A	N/A	12.37%
Class VI				12/12/08
Return Before Taxes	–8.87%	N/A	N/A	–4.02%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	N/A	N/A	12.37%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Divisions and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO RESOURCES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	1.78%[2]	1.78%[2]	1.78%[2]	1.78%[2]
Total annual operating expenses	2.43%[2]	2.38%[2]	2.37%[2]	2.34%[2]
Expense reimbursement	(1.59%)[1,2]	(1.59%)[1,2]	(1.59%)[1,2]	(1.59%)[1,2]
Total annual operating expenses after expense reimbursement	0.84%[2]	0.79%[2]	0.78%[2]	0.75%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an estimate based on the operating expenses incurred during the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$306	$818	$275	$785
Class IV	$301	$803	$270	$770
Class V	$300	$800	$269	$767
Class VI	$297	$791	$266	$758

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from December 28, 2011 to February 29, 2012), the Fund’s portfolio turnover rate (excluding short-term investments) was 15% of the average value of its portfolio.

Principal investment strategies

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport and market natural resources and companies that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

  GMO RESOURCES FUND

The Manager selects investments for the Fund based on the Manager’s assessment of which segments of the natural resources sector offer the best investment opportunities. That assessment may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. Other methods focus on patterns of price volatility of a security or groups of securities. The Manager may adjust the Fund’s portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as “junk bonds”)). The Fund may invest in the securities of companies of any market capitalization.

As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Natural Resources Risk – By concentrating its investments in the natural resources sector, the Fund is particularly exposed to adverse developments, including adverse price movements, affecting issuers in that sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell and that can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations, energy conservation, and the success of exploration projects. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. In particular, the Fund is subject to the risk that the Manager will identify a segment of the natural resources sector that will appreciate but that the Fund will not be able to benefit from that appreciation because the Manager is not able to gain exposure to that segment or because the Manager invests in companies whose security valuations do not correlate with that segment of the natural resources sector. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  GMO RESOURCES FUND

•

Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund’s concentration in the natural resources sector makes the Fund’s net asset value particularly susceptible to economic, market, political and other developments affecting the natural resources sector.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.54%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.04%
Acquired fund fees and expenses (underlying fund expenses)	0.58%
Total annual operating expenses	1.31%
Expense reimbursement/waiver	(0.61%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.70%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$72	$366	$682	$1,578

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, and Flexible Equities Fund (collectively, the “underlying Funds”) and may invest in securities directly.

Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 16.08% (2Q2003)

Lowest Quarter: –15.63% (3Q2002)

Year-to-Date (as of 3/31/12): 7.44%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/30/95
Return Before Taxes	–9.68%	–4.64%	3.61%	6.51%
Return After Taxes on Distributions	–9.89%	–7.23%	1.15%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares	–5.78%	–4.08%	2.86%	4.00%
MSCI EAFE Index (Hedged) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.10%	–5.85%	1.04%	4.78%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.95%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO DOMESTIC BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Government Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.10%[1]	0.10%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.04%	0.04%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	0.30%	0.21%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.26%	0.17%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts have been restated to reflect current fees of certain underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$27	$97	$174	$400
Class VI	$17	$66	$119	$275

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

The Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities). In addition, the Fund holds shares of U.S. Treasury Fund, Special Purpose Holding Fund and unaffiliated money market funds (for cash management purposes).

The Fund has also invested in and may continue to hold U.S. bonds (including government bonds, corporate bonds and asset-backed securities).

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (commonly referred to as “junk bonds”). The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss.

  GMO DOMESTIC BOND FUND

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Moreover, the Fund itself has, and intends to continue, a similar practice: it declares and pays distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. Therefore, a substantial portion of any distributions by the Fund could constitute a return of capital to shareholders of the Fund for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO DOMESTIC BOND FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 7.29% (3Q2009)

Lowest Quarter: –6.39% (4Q2008)

Year-to-Date (as of 3/31/12): 3.22%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/18/94
Return Before Taxes	–1.11%	4.39%	4.84%	6.08%
Return After Taxes on Distributions	–1.53%	2.81%	3.22%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	–0.72%	2.84%	2.99%	3.83%
Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	9.02%	6.56%	5.59%	6.49%
Class VI				7/26/05
Return Before Taxes	–1.01%	4.47%	N/A	4.20%
Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	9.02%	6.56%	N/A	5.75%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CORE PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.11%	0.11%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.55%	0.50%
Expense reimbursement/waiver	(0.12%)[1]	(0.12%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%	0.38%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$171	$309	$711
Class IV	$39	$155	$281	$650

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 72% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  GMO CORE PLUS BOND FUND

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO CORE PLUS BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.12% (3Q2009)

Lowest Quarter: –15.24% (4Q2008)

Year-to-Date (as of 3/31/12): 1.72%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				4/30/97
Return Before Taxes	8.76%	3.51%	5.04%	5.83%
Return After Taxes on Distributions	4.69%	–0.44%	1.93%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	0.57%	2.42%	3.20%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.41%
Class IV				7/26/05
Return Before Taxes	8.94%	3.56%	N/A	3.97%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	N/A	5.83%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.22%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.05%[3]
Total annual operating expenses	0.67%
Expense reimbursement/waiver	(0.24%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.22% and less than 0.01%, respectively.

3  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$197	$363	$845

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 43% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

  GMO INTERNATIONAL BOND FUND

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

  GMO INTERNATIONAL BOND FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 15.75% (2Q2002)

Lowest Quarter: –12.23% (4Q2008)

Year-to-Date (as of 3/31/12): 0.45%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/22/93
Return Before Taxes	6.45%	4.83%	7.95%	7.04%
Return After Taxes on Distributions	2.58%	0.58%	3.99%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	1.56%	4.44%	4.02%
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.91%	7.82%	8.65%	6.38%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO STRATEGIC FIXED INCOME FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.20%	0.20%
Redemption fee (as a percentage of amount redeemed)	0.20%	0.20%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.46%	0.37%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.42%	0.33%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.02%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$84	$195	$316	$670	$63	$172	$291	$639
Class VI	$75	$166	$266	$560	$54	$143	$241	$529

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 30% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (commonly referred to as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds;

  GMO STRATEGIC FIXED INCOME FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Overlay Fund, Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

As a result primarily of its investment in SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody

  GMO STRATEGIC FIXED INCOME FUND

and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.76% (2Q2009)

Lowest Quarter: –17.50% (4Q2008)

Year-to-Date (as of 3/31/12): 0.98%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/13/06
Return Before Taxes	13.31%	2.95%	N/A	3.53%
Return After Taxes on Distributions	11.18%	1.46%	N/A	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	1.59%	N/A	1.99%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.68%
Class VI				5/31/06
Return Before Taxes	13.48%	3.04%	N/A	3.58%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.73%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.24%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.68%
Expense reimbursement/waiver	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$199	$367	$856

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

The Fund generally attempts to hedge at least 75% of its net non-U.S. currency exposure into U.S. dollars.

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.23% (3Q2009)

Lowest Quarter: –11.09% (4Q2008)

Year-to-Date (as of 3/31/12): 1.72%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				9/30/94
Return Before Taxes	7.97%	3.52%	4.78%	8.02%
Return After Taxes on Distributions	5.09%	1.50%	2.80%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	5.16%	1.77%	2.91%	4.80%
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	6.10%	5.04%	5.11%	7.00%
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index (Composite index)	6.10%	5.04%	4.91%	7.05%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.19%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.52%
Expense reimbursement/waiver	(0.09%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$162	$291	$667

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 38% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  GMO GLOBAL BOND FUND

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO GLOBAL BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 13.28% (2Q2002)

Lowest Quarter: –12.70% (4Q2008)

Year-to-Date (as of 3/31/12): 0.50%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/95
Return Before Taxes	8.47%	5.26%	7.48%	6.33%
Return After Taxes on Distributions	6.35%	2.69%	4.27%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	5.49%	2.93%	4.44%	3.72%
J.P. Morgan Global Government Bond Index (reflects no deduction for fees, expenses, or taxes)	7.22%	7.61%	7.96%	5.97%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING COUNTRY DEBT FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.35%[1]	0.35%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.22%[2]	0.22%[2]
Total annual operating expenses	0.72%	0.67%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.13% and 0.09%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$175	$335	$510	$1,016	$123	$279	$449	$940
Class IV	$170	$320	$483	$956	$118	$263	$421	$880

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 29% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in external sovereign and quasi-sovereign debt instruments of emerging countries. External debt is debt issued abroad with respect to the issuing country, usually denominated in the currency of the market in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. In general, similar to the Fund’s benchmark, the Fund considers “emerging countries” to be low- and middle-income countries, as well as countries that have defaulted on their obligations within the last 10 years.

The Fund typically gains its investment exposure by purchasing debt instruments or by using derivatives, typically credit default swaps. The Fund maintains a substantial portion of its assets in below investment grade exposures, which exposures are associated with investments having high risk, speculative characteristics (commonly referred to as “junk”), either through direct holdings or indirectly through derivatives. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a bottom-up approach to select sovereign and quasi-sovereign debt instruments, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio.

  GMO EMERGING COUNTRY DEBT FUND

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Manager normally seeks to maintain the Fund’s interest rate duration to that of its benchmark (approximately 7.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  GMO EMERGING COUNTRY DEBT FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, or companies creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.29% (3Q2009)

Lowest Quarter: –23.39% (4Q2008)

Year-to-Date (as of 3/31/12): 9.05%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	6.43%	7.92%	14.18%	16.44%
Return After Taxes on Distributions	2.81%	4.10%	9.58%	10.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	4.46%	9.62%	10.55%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	8.46%	8.08%	11.04%	11.87%
J.P. Morgan EMBI Global+ (Composite index)	8.46%	8.08%	11.04%	11.78%
Class IV				1/9/98
Return Before Taxes	6.48%	7.99%	14.26%	12.41%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	8.46%	8.08%	11.04%	9.84%
J.P. Morgan EMBI Global+ (Composite index)	8.46%	8.08%	11.04%	9.74%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION INVESTMENT FUND

Investment objective

Provide current income.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.05%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.84%
Acquired fund fees and expenses (underlying fund expenses)	0.03%
Total annual operating expenses	1.07%
Expense reimbursement	(0.84%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.23%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost, of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$24	$278	$553	$1,336

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 17% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program. On June 12, 2012, the Trustees of the Fund approved the liquidation of the Fund. It is expected that the Fund will be liquidated in 2012.

The Fund primarily holds shares of U.S. Treasury Fund and Short Duration Collateral Fund (“SDCF”). The Fund also holds U.S. government and agency securities and money market instruments. SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

  GMO SHORT-DURATION INVESTMENT FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO SHORT-DURATION INVESTMENT FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 6.11% (2Q2009)

Lowest Quarter: –10.36% (4Q2008)

Year-to-Date (as of 3/31/12): 0.85%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.*
Class III				4/18/90
Return Before Taxes	–0.16%	1.12%	1.49%	3.90%
Return After Taxes on Distributions	–0.27%	0.26%	0.46%	2.18%
Return After Taxes on Distributions and Sale of Fund Shares	–0.10%	0.45%	0.67%	2.29%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	2.54%	4.24%

* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION COLLATERAL FUND

Investment objective

Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.00%
Other expenses	0.03%
Total annual fund operating expenses	0.03%
Expense reimbursement	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.01%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
GMO Short-Duration Collateral Fund	$1	$8	$15	$37

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund holds government securities, corporate debt securities and money market instruments. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  GMO SHORT-DURATION COLLATERAL FUND

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO SHORT-DURATION COLLATERAL FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 9.78% (2Q2009)

Lowest Quarter: –15.22% (4Q2008)

Year-to-Date (as of 3/31/12): 3.62%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
				11/26/02
Return Before Taxes	–1.08%	2.32%	N/A	2.73%
Return After Taxes on Distributions[a]	–1.50%	1.28%	N/A	1.72%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–0.69%	1.35%	N/A	1.73%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.59%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

Investment objective

Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.05%[1]	0.05%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.13%	0.13%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	0.34%	0.25%
Expense reimbursement	(0.13%)[1]	(0.13%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.21%	0.12%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts reflect the indirect net expenses associated with the Fund’s investment in Short-Duration Collateral Fund (“SDCF”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$22	$100	$187	$441
Class VI	$12	$69	$132	$317

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.

Principal investment strategies

The Fund invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see page 100 for a discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. SDCF is not currently pursuing its investment objective or an active investment program.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.” The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified investment companies.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent SDCF from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in SDCF, including the risk that SDCF will not perform as expected.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.62% (2Q2009)

Lowest Quarter: –14.97% (4Q2008)

Year-to-Date (as of 3/31/12): 3.57%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/06
Return Before Taxes	–1.24%	2.15%	N/A	2.14%
Return After Taxes on Distributions	–1.65%	1.09%	N/A	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	–0.81%	1.18%	N/A	1.18%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.41%
Class VIa				3/1/06
Return Before Taxes	–1.24%	2.14%	N/A	2.61%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.83%

a As of the date of this Prospectus, no Class VI shares of the Fund have been outstanding since February 27, 2007. The returns shown in the table for that period are those of Class III shares, which have higher expenses than Class VI shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INFLATION INDEXED PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Treasury Inflation Notes Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.29%[2]	0.16%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.05%[3]	0.05%[3]
Total annual operating expenses	0.74%	0.52%
Expense reimbursement/waiver	(0.30%)[1]	(0.17%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.44%	0.35%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense for Class III were approximately 0.29% and less than 0.01%, respectively, and for Class VI were approximately 0.16% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.02%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$45	$213	$395	$923
Class VI	$36	$156	$287	$670

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 69% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in inflation indexed bonds and/or global interest rate, currency, and credit markets);

  GMO INFLATION INDEXED PLUS BOND FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•

non-inflation indexed (or nominal) fixed income securities issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds (see “Name Policies”). For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with changes in a reported inflation index.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO INFLATION INDEXED PLUS BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.31% (3Q2009)

Lowest Quarter: –21.90% (4Q2008)

Year-to-Date (as of 3/31/12): 2.23%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/29/06
Return Before Taxes	14.98%	5.72%	N/A	5.88%
Return After Taxes on Distributions	1.30%	0.41%	N/A	0.81%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	2.00%	N/A	2.26%
Barclays U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	N/A	7.71%
Class VI				5/31/06
Return Before Taxes	15.02%	5.83%	N/A	5.87%
Barclays U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	N/A	7.57%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. TREASURY FUND

Investment objective

Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.08%[1]
Other expenses	0.02%
Total annual operating expenses	0.10%
Expense reimbursement	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.08%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund	$8	$30	$54	$126

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

The Fund also may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Although the fixed income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

  GMO U.S. TREASURY FUND

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury generally present minimal credit risk. However, payment of the principal of fixed income securities issued by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 0.07% (2Q2010)

Lowest Quarter: –0.02% (1Q2010)

Year-to-Date (as of 3/31/12): 0.01%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
				3/17/09
Return Before Taxes	0.09%	N/A	N/A	0.16%
Return After Taxes on Distributions	0.06%	N/A	N/A	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	0.06%	N/A	N/A	0.11%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.07%[2]	0.05%[2]
Total annual operating expenses	0.47%	0.36%
Expense reimbursement/waiver	(0.06%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.41%	0.32%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense for Class III were 0.06% and 0.01%, respectively, and for Class VI were 0.04% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$42	$145	$257	$586
Class VI	$33	$112	$198	$452

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 319% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

  GMO ASSET ALLOCATION BOND FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and

  GMO ASSET ALLOCATION BOND FUND

other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 1.94% (1Q2011)

Lowest Quarter: –0.36% (4Q2010)

Year-to-Date (as of 3/31/12): –0.08%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				3/27/09
Return Before Taxes	5.63%	N/A	N/A	5.77%
Return After Taxes on Distributions	3.65%	N/A	N/A	3.55%
Return After Taxes on Distribution and Sale of Fund Shares	3.84%	N/A	N/A	3.67%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%
Class VI				3/18/09
Return Before Taxes	5.71%	N/A	N/A	6.05%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.18%[2]	0.18%[2]
Total annual operating expenses	0.58%[2]	0.49%[2]
Expense reimbursement/waiver	(0.18%)[1,2]	(0.18%)[1,2]
Total annual operating expenses after expense reimbursement/waiver	0.40%[2]	0.31%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$59	$186
Class VI	$50	$157

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

non-U.S. government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation indexed bonds issued by non-U.S. governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Currency Risk – Fluctuations in exchange rates will adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the Russell 3000 Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.07%
Acquired fund fees and expenses (underlying fund expenses)	0.39%[1]
Total annual operating expenses	0.46%
Expense reimbursement	(0.07%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.39%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.38% and 0.01%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$40	$154	$278	$640	$40	$154	$278	$640

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of Flexible Equities Fund and U.S. Flexible Equities Fund (together with the U.S. Equity Funds, the “underlying Funds”) and may hold securities directly.

The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization) but also may have exposure to non-U.S. equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

  GMO U.S. EQUITY ALLOCATION FUND

The Manager uses multi-year forecasts of returns and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests, and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO U.S. EQUITY ALLOCATION FUND

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.06% (2Q2003)

Lowest Quarter: –16.54% (3Q2002)

Year-to-Date (as of 3/31/12): 9.92%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/92
Return Before Taxes	9.94%	1.17%	4.41%	9.97%
Return After Taxes on Distributions	9.30%	0.28%	3.55%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.86%	0.81%	3.64%	6.62%
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	1.03%	–0.01%	3.51%	7.90%
Russell 3000 ++ Index (Composite index)	1.03%	–0.01%	3.44%	8.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.21%
Redemption fee (as a percentage of amount redeemed)	0.21%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.73%[1]
Total annual operating expenses	0.74%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.73%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.67% and 0.06%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$117	$291	$479	$1,023	$95	$267	$453	$991

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 29% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.94% (2Q2009)

Lowest Quarter: –20.16% (3Q2008)

Year-to-Date (as of 3/31/12): 9.94%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/11/96
Return Before Taxes	–11.62%	–2.51%	9.23%	7.18%
Return After Taxes on Distributions	–11.81%	–4.21%	7.55%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	–7.08%	–2.20%	7.86%	5.69%
MSCI ACWI ex-U.S. Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–13.71%	–2.92%	6.31%	4.51%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.62%[1]
Total annual operating expenses	0.64%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.60% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$64	$215	$378	$853	$64	$215	$378	$853

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 26% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 19.55% (2Q2009)

Lowest Quarter: –18.80% (3Q2008)

Year-to-Date (as of 3/31/12): 8.90%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				06/05/06
Return Before Taxes	–9.43%	–3.29%	N/A	–0.72%
Return After Taxes on Distributions	–9.68%	–4.52%	N/A	–2.00%
Return After Taxes on Distributions and Sale of Fund Shares	–5.50%	–2.88%	N/A	–0.76%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–2.05%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.56%[1]
Total annual operating expenses	0.57%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.56%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.52% and 0.04%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$83	$218	$366	$798	$69	$204	$351	$780

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 28% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund and U.S. Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation

  GMO GLOBAL EQUITY ALLOCATION FUND

reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO GLOBAL EQUITY ALLOCATION FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.79% (2Q2003)

Lowest Quarter: –15.65% (4Q2008)

Year-to-Date (as of 3/31/12): 9.55%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				11/26/96
Return Before Taxes	–2.19%	–0.36%	6.75%	7.59%
Return After Taxes on Distributions	–2.60%	–1.68%	5.33%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	–0.66%	–0.47%	5.58%	5.69%
MSCI ACWI Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–7.35%	–1.93%	4.24%	4.38%
MSCI ACWI + Index (Composite index)	–7.35%	–2.66%	2.87%	4.48%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.52%[1]
Total annual operating expenses	0.53%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.52%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.50% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$53	$180	$318	$720	$53	$180	$318	$720

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 27% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund and U.S. Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.41% (3Q2010)

Lowest Quarter: –15.27% (4Q2008)

Year-to-Date (as of 3/31/12): 9.23%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/16/05
Return Before Taxes	0.26%	–0.41%	N/A	4.06%
Return After Taxes on Distributions	0.02%	–1.30%	N/A	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	0.70%	–0.47%	N/A	3.32%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	2.38%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL ASSET ALLOCATION FUND

(formerly known as GMO Global Balanced Asset Allocation Fund)

Investment objective

Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.53%[1]
Total annual operating expenses	0.54%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.53%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.49%, less than 0.01%, and 0.04%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$75	$221	$381	$846	$64	$210	$369	$830

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

  GMO GLOBAL ASSET ALLOCATION FUND

The Fund may be exposed to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the U.S. Equity Funds and International Equity Funds.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability

  GMO GLOBAL ASSET ALLOCATION FUND

of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL ASSET ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.27% (2Q2003)

Lowest Quarter: –9.48% (4Q2008)

Year-to-Date (as of 3/31/12): 6.07%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/28/96
Return Before Taxes	1.47%	3.14%	7.97%	7.53%
Return After Taxes on Distributions	0.93%	1.42%	6.33%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	1.89%	6.20%	5.44%
MSCI ACWI Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–7.35%	–1.93%	4.24%	4.73%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.44%
GMO Global Asset Allocation Index (Fund benchmark)**	–1.90%	1.33%	4.12%	4.65%

* The Fund commenced operations on June 28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

** The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.51%[1]
Total annual operating expenses	0.52%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.51%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.48%, less than 0.01%, and 0.03%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$52	$181	$321	$730	$52	$181	$321	$730

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 35% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.73% (2Q2009)

Lowest Quarter: –10.19% (4Q2008)

Year-to-Date (as of 3/31/12): 7.78%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/05
Return Before Taxes	2.21%	2.76%	N/A	6.03%
Return After Taxes on Distributions	1.70%	1.33%	N/A	4.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.74%	N/A	4.57%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	2.61%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	N/A	5.65%
GMO Strategic Opportunities Allocation Index (Fund benchmark)	–2.06%	0.18%	N/A	3.69%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective

Positive total return not “relative” return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.12%	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%[2]	0.02%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]	0.35%[3]
Total annual operating expenses	1.17%	1.12%
Expense reimbursement/waiver	(0.19%)[1]	(0.19%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.98%	0.93%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

2 “Other expenses” have been restated to reflect current fees.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class III	$124	$344	$581	$1,262	$112	$330	$566	$1,244
Class IV	$119	$328	$554	$1,204	$107	$314	$539	$1,186

* After expense reimbursements/waivers noted in the expense table

** Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 33% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund, Implementation Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in securities directly.

  GMO BENCHMARK-FREE ALLOCATION FUND

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. The Manager seeks to achieve the Fund’s investment objective (positive total return) by allocating the Fund’s assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Real Estate Fund and the Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund may have indirect exposure to derivatives and short sales through its investment in the underlying Funds.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy, and the Fund’s investors were principally separate account clients of the Manager who participated in that strategy. Shares of the Fund also were offered on a standalone basis to the Manager’s partners and employees. Beginning on January 1, 2012, the Fund has been managed as a standalone investment. The Manager expects that the Fund’s investment exposures will not differ significantly from those the Fund would have had as a component of the broader real return strategy, although the Manager will likely allocate a greater percentage of the Fund’s assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some

  GMO BENCHMARK-FREE ALLOCATION FUND

non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO BENCHMARK-FREE ALLOCATION FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 9.19% (2Q2009)

Lowest Quarter: –6.90% (4Q2008)

Year-to-Date (as of 3/31/12): 5.89%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/23/03
Return Before Taxes	3.62%	5.32%	N/A	11.00%
Return After Taxes on Distributions	3.19%	3.09%	N/A	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	3.45%	N/A	8.44%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	5.55%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.95%	2.26%	N/A	2.52%

* The returns are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns would have been lower.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ALPHA ONLY FUND

Investment objective

Total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.00%	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.42%[2]	0.42%[2]
Total annual operating expenses	1.09%	1.04%
Expense reimbursement/waiver	(0.43%)[1]	(0.43%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.66%	0.61%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.42% and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do no sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$67	$312	$577	$1,333	$67	$312	$577	$1,333
Class IV	$62	$297	$550	$1,275	$62	$297	$550	$1,275

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 125% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, the Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities, including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject

  GMO ALPHA ONLY FUND

to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the non-U.S. equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. In addition, the value of the Fund’s shares will be adversely affected if the equity investments that are the subject of the Fund’s short positions appreciate in value.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO ALPHA ONLY FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. The Fund and some underlying Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO ALPHA ONLY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.32% (4Q2008)

Lowest Quarter: –4.81% (2Q2009)

Year-to-Date (as of 3/31/12): –1.95%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/94
Return Before Taxes	4.73%	2.22%	3.60%	4.21%
Return After Taxes on Distributions	4.62%	–2.04%	1.16%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	3.46%	0.05%	2.01%	2.37%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	1.36%	1.85%	3.24%
Class IV				3/2/06
Return Before Taxes	4.78%	2.28%	N/A	2.31%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	1.36%	N/A	1.86%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

An investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on its meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum investment criteria for class eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment
Funds Offering Class II Shares	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund Foreign Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	N/A	$10 million
Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A
	Foreign Fund International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Large/Mid Cap Value Fund	N/A	$35 million
	Asset Allocation Funds (except Benchmark-Free Allocation Fund and Alpha Only Fund)	N/A	$10 million
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)
	All Other Funds	N/A	$10 million
Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million
	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Global Focused Equity Fund Core Plus Bond Fund Benchmark-Free Allocation Fund Alpha Only Fund	$125 million	$250 million

International Intrinsic Value Fund

International Intrinsic Value Extended Markets Fund

International Core Equity Fund

International Large/Mid Cap Value Fund

International Growth Equity Fund

Foreign Fund

Resources Fund

		$125 million	$250 million
Funds Offering Class V Shares	All Funds	$250 million	$500 million
Funds Offering Class VI Shares	All Funds	$300 million	$750 million

Minimum investment criteria and eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment
U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail or facsimile (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Tax information

The Funds expect to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to shareholders as ordinary income or capital gains, unless they are entities exempt from income tax or are investing through a tax-advantaged account. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.    The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of GMO Trust (the “Trust”) listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered by this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.    The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only U.S. Core Equity Fund, U.S. Growth Fund, Short-Duration Investment Fund and International Intrinsic Value Fund have investment objectives that are fundamental. Neither the Funds nor the Manager guarantee that the Funds will be able to achieve their investment objective.

Tax Consequences and Portfolio Turnover.    Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at certain times. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs and create additional taxable income and/or gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions.    When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments,” “equity securities” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts; (ii) the term “total return” includes capital appreciation and income; and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund.    For cash management purposes, each of the Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

Benchmarks.    Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. Neither the Funds nor the Manager guarantee that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.    The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.    The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 29, 2012. A Fund may invest in other GMO Funds and other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses are generally based on expenses incurred by the Fund for the fiscal year ended February 29, 2012, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests. International Intrinsic Value Extended Markets Fund, Foreign Fund, Foreign Small Companies Fund, Global Focused Equity Fund, Flexible Equities Fund and Resources Fund did not incur any acquired fund fees and expenses from investment in underlying funds for the fiscal year ended February 29, 2012.

Fee and Expense Examples.    The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Fixed Income Funds.    The Fixed Income Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other GMO Funds. For purposes of this Prospectus, the terms “fixed income securities,” “fixed income investments” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Funds also may invest in sovereign debt, which is fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.

Credit Quality.    For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating below Baa3/P-2 by Moody’s or below BBB-/A-2 by S&P. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have comparable credit qualities.

Duration.    For purposes of this Prospectus, the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Fund’s net asset value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Fund’s summary section provides the Fund’s dollar-weighted average interest rate duration. The Manager estimates that duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor is required to prepay principal and/or interest on a fixed income security and the payments are not denominated in U.S. dollars. The Manager may significantly alter the duration of a Fund through the use of derivatives.

Investments in Other Funds.    Many of the Fixed Income Funds invest in other GMO Funds. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Fixed Income Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund (“SDCF”) and also may invest in Emerging Country Debt Fund (“ECDF”), GMO World Opportunity Overlay Fund (“Overlay Fund”), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), GMO Debt Opportunities Fund (“Debt Opportunities Fund”) and U.S. Treasury Fund. For information regarding Overlay Fund, High Quality Fund, and Debt Opportunities Fund, which are not offered by this Prospectus, see “Investment in Other GMO Funds” beginning on page 221 of this Prospectus.

Asset Allocation Funds.    The Asset Allocation Funds invest primarily in other GMO Funds (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to all of the risks of the underlying Funds in which they invest. As described in this Prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the Asset Allocation Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund (“AAOF”), Debt Opportunities Fund, High Quality Fund, GMO Special Situations Fund (“SSF”), Overlay Fund and/or GMO U.S. Flexible Equities Fund (“U.S. Flex”), which are series of GMO Trust not offered by this Prospectus. For more information regarding AAOF, Debt Opportunities Fund, High Quality Fund, SSF, Overlay Fund, and U.S. Flex, see “Investment in Other GMO Funds” beginning on page 221 of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the U.S. Equity Funds, International Equity Funds, and/or Fixed Income Funds include the GMO Funds listed below:

U.S. Equity Funds

— U.S. Core Equity Fund

— Quality Fund*

— U.S. Intrinsic Value Fund

— U.S. Growth Fund

— U.S. Small/Mid Cap Fund

— Real Estate Fund

International Equity Funds

— International Core Equity Fund

— International Intrinsic Value Fund

— International Intrinsic Value Extended Markets Fund

— International Large/Mid Cap Value Fund

— International Growth Equity Fund

— Developed World Stock Fund

— International Small Companies Fund

— Asset Allocation International Small Companies Fund

— Emerging Markets Fund

— Emerging Domestic Opportunities Fund

— Flexible Equities Fund

— Resources Fund

— Currency Hedged International Equity Fund

Fixed Income Funds

— Domestic Bond Fund

— Core Plus Bond Fund

— International Bond Fund

— Strategic Fixed Income Fund

— Currency Hedged International Bond Fund

— Global Bond Fund

— Emerging Country Debt Fund

— Short-Duration Investment Fund

— Short-Duration Collateral Fund

— Short-Duration Collateral Share Fund

— Inflation Indexed Plus Bond Fund

— U.S. Treasury Fund

— Asset Allocation Bond Fund

— Asset Allocation International Bond Fund

*	Although Quality Fund is listed as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equity securities.

Temporary Defensive Positions.    The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The U.S. Equity Funds (other than Quality Fund), the International Equity Funds (other than Flexible Equities Fund), and the Asset Allocation Funds (other than Benchmark-Free Allocation Fund) normally do not take temporary defensive positions.

Flexible Equities Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

If deemed prudent by the Manager, the Fixed Income Funds (other than Domestic Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund) may take temporary defensive positions. Many of the Fixed Income Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.    See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds						International Equity Funds
	U.S. Core Equity Fund	Quality Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Small/ Mid Cap Fund	Real Estate Fund	Interna- tional Core Equity Fund	Interna- tional Intrinsic Value Fund	Interna- tional Intrinsic Value Extended Markets Fund	Interna- tional Large/ Mid Cap Value Fund	Interna- tional Growth Equity Fund	Developed World Stock Fund	Interna- tional Small Companies Fund	Asset Allocation Interna- tional Small Companies Fund	Tax- Managed Interna- tional Equities Fund	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Oppor- tunities Fund	Taiwan Fund	Flexible Equities Fund	Resources Fund	Currency Hedged Interna- tional Equity Fund
Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Investments Risk						•
Market Risk – Asset-Backed Securities Risk						•
Credit Risk						•
Liquidity Risk					•	•			•				•	•	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk	•		•	•	•	•	•	•	•		•		•	•	•	•	•	•	•	•	•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk		•					•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Currency Risk		•					•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Real Estate Risk						•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk																							•
Natural Resources Risk																								•
Commodities Risk																								•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk																			•	•	•	•			•
Non-Diversified Funds		•	•	•		•			•			•			•	•		•	•	•	•	•	•	•	•

	Fixed Income Funds														Asset Allocation Funds
	Domestic Bond Fund	Core Plus Bond Fund	Interna- tional Bond Fund	Strategic Fixed Income Fund	Currency Hedged Interna- tional Bond Fund	Global Bond Fund	Emerging Country Debt Fund	Short-Duration Investment Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Inflation Indexed Plus Bond Fund	U.S. Treasury Fund	Asset Allocation Bond Fund	Asset Allocation Interna- tional Bond Fund	U.S. Equity Allocation Fund	Interna- tional Equity Allocation Fund	Interna- tional Oppor- tunities Equity Allocation Fund	Global Equity Allocation Fund	World Oppor- tunities Equity Allocation Fund	Global Asset Allocation Fund	Strategic Oppor- tunities Allocation Fund	BenchmarkFree Allocation Fund	Alpha Only Fund
Market Risk – Equity Securities Risk															•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Investments Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Market Risk – Asset-Backed Securities Risk	•	•	•	•	•	•	•	•	•	•	•		•	•		•	•	•	•	•	•	•	•
Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk															•	•	•	•	•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk		•	•	•	•	•		•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Currency Risk		•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Real Estate Risk															•			•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk															•	•	•	•	•	•	•	•	•
Natural Resources Risk																•	•	•	•	•	•	•	•
Commodities Risk																•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•		•		•	•		•	•	•	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.    All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk.    Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The U.S. Equity Funds, International Equity Funds, and some of the Asset Allocation Funds invest a substantial portion of their assets in equities and, as described under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Temporary Defensive Positions,” generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk.    Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk.    Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Short-Duration Collateral Fund, which primarily holds asset-backed securities, and for the Fixed Income Funds that have invested substantial portions of their assets in Short-Duration Collateral Fund.

• CREDIT RISK.     This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK.    Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value (see “Determination of Net Asset Value”), resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK.    Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK.    All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear.

New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK.    Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.    Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.    Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK.    Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK.    The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.    Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK.    Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing their principal investment strategies, Flexible Equities Fund and Alpha Only Fund are permitted to engage in short sales of securities or currencies that they do not own. To do so, these Funds borrow a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sell it to a third party. This type of short sale exposes the Funds to the risk that they will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Funds. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund and Alpha Only Fund are subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent they sell short securities or currencies they do not own.

• NATURAL RESOURCES RISK.    The Asset Allocation Funds (except U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Asset Allocation Funds (except U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• COMMODITIES RISK.    The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) may invest in Alternative Asset Opportunity Fund, which is not offered by this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page 221 of this Prospectus. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.    The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK.    To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK.    Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.    Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.    Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the Investment Company Act of 1940, as amended:

•	Quality Fund

•	U.S. Intrinsic Value Fund

•	U.S. Growth Fund

•	Real Estate Fund

•	International Intrinsic Value Extended Markets Fund

•	Developed World Stock Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Global Focused Equity Fund

•	Emerging Markets Fund
•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund

•	Taiwan Fund

•	Flexible Equities Fund

•	Resources Fund

•	Currency Hedged International Equity Fund

•	U.S. Equity Allocation Fund

•	Alpha Only Fund

•	all of the Fixed Income Funds except U.S. Treasury Fund

In addition, each of Currency Hedged International Equity Fund, the Fixed Income Funds (other than U.S. Treasury Fund), and the Asset Allocation Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays U.S. Aggregate Index	The Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Barclays U.S. Government Index	The Barclays U.S. Government Index is an independently maintained and widely published index comprised of U.S. government bonds.
Barclays U.S. Treasury Inflation Notes Index	The Barclays U.S. Treasury Inflation Notes Index is an independently maintained and widely published index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).
Citigroup 3-Month Treasury Bill Index	The Citigroup 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.
GMO Global Asset Allocation Index	The GMO Global Asset Allocation Index (formerly known as the GMO Global Balanced Index) is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
J.P. Morgan EMBI Global

The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI+ through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.

Benchmark/Comparative Index	Description
J.P. Morgan Global Government Bond Index	The J.P. Morgan Global Government Bond Index is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.
J.P. Morgan Non-U.S. Government Bond Index	The J.P. Morgan Non-U.S. Government Bond Index is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index	The J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index	The J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan Non-U.S. Government Bond (Hedged) Index through 12/31/2003 and (ii) the J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index thereafter.
J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
MSCI ACWI Index	The MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI + Index	The MSCI ACWI (All Country World Index) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by the Manager, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series) through 5/31/2008 and (ii) the MSCI ACWI Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI ex-U.S. Index	The MSCI ACWI (All Country World Index) ex-U.S. Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Index (Hedged)	The MSCI EAFE (Europe, Australasia, and Far East) Index (Hedged) is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Growth Index	The MSCI EAFE (Europe, Australasia, and Far East) Growth Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a growth style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (after tax)	The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by the Manager by adjusting the return of the MSCI EAFE Index (MSCI Standard Index Series) by its tax cost. The Manager estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2012, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $567.5 million (Portugal) to $5.0 billion (France). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap + Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008 and (ii) the MSCI EAFE Small Cap Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Taiwan Index	The MSCI Taiwan Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of equity securities issued by Taiwanese companies. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI U.S. REIT Index	The MSCI U.S. REIT Index is an independently maintained and widely published index comprised of equity securities issued by REITs. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index	The MSCI World Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
Russell 1000 Growth Index	The Russell 1000 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 1000 Value Index	The Russell 1000 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 2500 Index	The Russell 2500 Index is an independently maintained and widely published index comprised of the stocks of the 2,500 smallest U.S. companies based on total market capitalization and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Benchmark/Comparative Index	Description
Russell 2500 Value Index	The Russell 2500 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 2500 + Index	The Russell 2500 + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the Russell 2500 Index through 12/31/1996, (ii) the Russell 2500 Value Index from 12/31/1996 through 1/13/2012, and (iii) the Russell 2500 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 3000 Index	The Russell 3000 Index is an independently maintained and widely published index comprised of the stocks of the 3,000 largest U.S. companies based on total market capitalization. These companies represent approximately 98% of the total market capitalization of the U.S. equity market. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 3000 ++ Index	The Russell 3000 ++ Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 2/28/2003 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks.
S&P Developed ex-U.S. Small Cap Index	The S&P Developed ex-U.S. Small Cap Index is an independently maintained and widely published index comprised of the small capitalization stock component of the S&P Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million USD. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country.
S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2012, GMO managed on a worldwide basis more than $96 billion.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services it provides to the Funds, the Manager administers the Funds’ business affairs.

Except for Short-Duration Collateral Fund and U.S. Treasury Fund, each class of shares of a Fund offered by this Prospectus pays the Manager directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

For the fiscal year ended February 29, 2012, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
U.S. Core Equity Fund	0.28%
Quality Fund	0.31%
U.S. Intrinsic Value Fund	0.00%
U.S. Growth Fund	0.00%
U.S. Small/Mid Cap Fund	0.00%
Real Estate Fund	0.00%
International Core Equity Fund	0.33%
International Intrinsic Value Fund	0.45%
International Growth Equity Fund	0.45%
Developed World Stock Fund	0.34%
International Small Companies Fund	0.46%
Tax-Managed International Equities Fund	0.39%
Foreign Fund	0.52%
Foreign Small Companies Fund	0.60%
Emerging Markets Fund	0.75%
Emerging Countries Fund	0.51%
Emerging Domestic Opportunities Fund	0.50%
Taiwan Fund	0.81%
Flexible Equities Fund	0.48%
Currency Hedged International Equity Fund	0.00%
Domestic Bond Fund	0.01%

Fund	% of Average Net Assets
Core Plus Bond Fund	0.13%
International Bond Fund	0.02%
Strategic Fixed Income Fund	0.22%
Currency Hedged International Bond Fund	0.00%
Global Bond Fund	0.11%
Emerging Country Debt Fund	0.35%
Short-Duration Investment Fund	0.00%
Short-Duration Collateral Fund	0.00%
Short-Duration Collateral Share Fund	0.00%
Inflation Indexed Plus Bond Fund	0.02%
U.S. Treasury Fund	0.00%
Asset Allocation Bond Fund	0.21%
U.S. Equity Allocation Fund	0.00%*
International Equity Allocation Fund	0.00%*
International Opportunities Equity Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
World Opportunities Equity Allocation Fund	0.00%*
Global Asset Allocation Fund	0.00%*
Strategic Opportunities Allocation Fund	0.00%*
Benchmark-Free Allocation Fund	0.61%
Alpha Only Fund	0.13%

*	These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.

As of the date of this Prospectus, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, Global Focused Equity Fund, Resources Fund, and Asset Allocation International Bond Fund had not operated for a full fiscal year but were paying (or will pay) the Manager, as compensation for investment management services, an annual fee equal to 0.50%, 0.50%, 0.60%, 0.60%, 0.50%, and 0.25%, respectively, of the Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively. The table below identifies the GMO Investment Divisions and the Funds for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund
International Active	Foreign Fund, Foreign Small Companies Fund, Global Focused Equity Fund, and Flexible Equities Fund
Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund
Fixed Income	Fixed Income Funds
Asset Allocation	Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (strategic direction)

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and their length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of their Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
U.S. Equity Funds
(except Quality Fund) and International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund.	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.
	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.
Quality Fund	Thomas Hancock (since 1998)	See above.
	Sam Wilderman (since 2005)	See above.
	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO. Mr. Joyce is jointly (with Messrs. Wilderman and Hancock) responsible for portfolio management and oversight of Quality Fund. Since the Fund’s inception in 2004, Mr. Joyce has played a lead role in its design, research and management.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
Developed World Stock Fund	Thomas Hancock (since 1998)	See above.
	Sam Wilderman (since 2005)	See above.
	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO. Mr. Hene is jointly (with Messrs. Wilderman and Hancock) responsible for the portfolio management and oversight of Developed World Stock Fund. Mr. Hene has jointly (with Messrs. Wilderman and Hancock) been responsible for portfolio management and oversight of global equity portfolios since 1995.
Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.
Global Focused Equity Fund	Drew Spangler (since 2011)	See above.
	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO. Mr. Esposito has been a portfolio manager within the International Active Division since 1999.
Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.
Fixed Income Funds	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993.
Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (overall management)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund). Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds and Alpha Only Fund.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

For each Fund other than Emerging Countries Fund, Taiwan Fund, Resources Fund, Global Bond Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Emerging Countries Fund, Resources Fund and Global Bond Fund, the Manager has contractually agreed to reimburse each Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds the following percentages of the Fund’s average daily net assets:

Emerging Countries Fund	0.35%
Resources Fund	0.10%
Global Bond Fund	0.06%

As used in this Prospectus, subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and that in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that charges a management fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, the Manager will waive the shareholder service fees charged to each class of the Fund offered by this Prospectus to the extent necessary to prevent the shareholder service fees paid by each class from exceeding the percentage of the class’s average daily net assets specified in the Fund’s “Annual Fund operating expenses” table.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s entire management fee. The Manager may change or terminate these voluntary waivers at any time. During any period for which a voluntary management fee waiver is in effect for either Domestic Bond Fund or U.S. Treasury Fund (as the case may be), the Fund will incur management fees at an annual rate lower than the rate listed in the Fund’s “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.

For Benchmark-Free Allocation Fund only, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund and of each class of its shares is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund. In addition, because some Funds hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options)

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below.)

Exchange-traded options

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Unlisted non-fixed income securities (if market quotations are readily available)

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•

Most recent quoted price supplied by a single pricing source chosen by the Manager (if an updated quoted price for a fixed income security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security)

•	Non-emerging market fixed income securities having 60 days or less to final maturity may be valued using amortized cost if the issuer is deemed to present minimal credit risk

Note: Reliable quoted prices may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

Quoted price typically means the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

The values of non-U.S. securities quoted in non-U.S. currencies, non-U.S. currency balances and non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

▶

In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

▶

The pricing methodologies described above are modified for the fair value of equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the NYSE due to time zone differences including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close.

▶

A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

NAME POLICIES

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds (on a look through basis in the case of the Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds are posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of some Funds may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the portfolio holdings of some Funds as of each month’s end is made available to shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by GMO) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Funds	Approximate date of posting to website of preliminary holding information
U.S. Equity Funds, International Equity Funds, Fixed Income Funds, and Alpha Only Fund	5 days after month end
Asset Allocation Funds (except Alpha Only Fund)	2 days after month end

Permitted shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted shareholders, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), permitted shareholders, potential shareholders, and their consultants and agents (collectively, “permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may also provide permitted recipients with information regarding underlying GMO Fund and other direct holdings of an Asset Allocation Fund (except Alpha Only Fund and Benchmark-Free Allocation Fund), and a confidentiality agreement is not required to view this information. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may charge transaction fees and/or impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with applicable reporting and withholding tax provisions, including under the Foreign Account Tax Compliance Act. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to decide when a completed form is in good order.

Purchase Policies.    You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

Purchase orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If the purchase order is received in good order by the Trust or its designated agent, together with the U.S. dollar amount of the class of Fund shares to be purchased, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). Purchase proceeds will typically be held in a non-interest bearing account until they are accepted by a Fund. In the case of a Fixed Income Fund, purchase orders that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the purchase price for a Fixed Income Fund’s shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page 179 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums (if any) are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Further identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum investment amounts (by class, if applicable) are set forth in the tables on page 180 of this Prospectus. For investors owning shares of a Fund, no minimum additional investment is required to purchase more shares of that Fund. The Trust may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.    Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase order delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.

Funding Your Investment.    You may purchase shares:

•	with cash (via wire transfer or check)

▶	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Deposit Account 00330902

Further credit: GMO Fund/Account name and number

▶

By check.    All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
Box 5493	200 Clarendon Street
Mail Code JHT1651	Mail Code JHT1651
Boston, MA 02206	Boston, MA 02116

•	in exchange for securities acceptable to the Manager

▶	securities must be approved by the Manager prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”

▶	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund.

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares prior to the time such cash or securities are actually received by and invested in the Fund. In the case of International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Tax-Managed International Equities Fund, Global Focused Equity

Fund, Resources Fund, and Currency Hedged International Equity Fund, a purchase may be made in U.S. dollars or in any other currency deemed acceptable by the Manager in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.    As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and/or impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. Redemption proceeds for redemption orders received on the same day may be remitted at different times for different shareholders and, in any event, the Trust may take up to seven days to remit proceeds.

Redemption Policies.    You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•

Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

Redemption orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If a redemption order is received in good order by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). In the case of a Fixed Income Fund, redemption orders in good order that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee) or, in the case of the Fixed Income Funds, the next business day that the U.S. bond markets are open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account has instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 179 for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and the Manager believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and honor redemptions with portfolio securities to protect the interests of all Fund shareholders. Redemptions with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶

designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•

In the case of International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Tax-Managed International Equities Fund, Global Focused Equity Fund, Resources Fund, and Currency Hedged International Equity Fund, a redemption may, in the Manager’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•

the securities will be selected by the Manager in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting.    To the extent your account is subject to U.S. federal tax reporting (including an account for which you have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting), upon the redemption or exchange of shares in a Fund held in such account, the Fund will provide you with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these new rules, and shareholders are responsible for keeping their own records for determining their tax basis in these shares. Please consult the Fund for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. Please also consult your tax advisor to determine which available cost basis method is most appropriate for you.

Submitting Your Redemption Order.    Redemption orders can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, Asset Allocation Funds usually will not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and/or redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is in their shareholder service fee. Differences in the shareholder service fee reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

An investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on the investor’s meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class II Shares	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund Foreign Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	N/A	$10 million	0.22%
Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%
	Foreign Fund International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Large/Mid Cap Value Fund	N/A	$35 million	0.15%
	Asset Allocation Funds (except Benchmark-Free Allocation Fund and Alpha Only Fund)	N/A	$10 million	0.00%[2]
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)	0.15%
	All Other Funds	N/A	$10 million	0.15%
Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million	0.105%
	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Global Focused Equity Fund Core Plus Bond Fund Benchmark-Free Allocation Fund Alpha Only Fund	$125 million	$250 million	0.10%
	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Core Equity Fund International Large/Mid Cap Value Fund International Growth Equity Fund Foreign Fund Resources Fund	$125 million	$250 million	0.09%

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class V Shares	All Funds	$250 million	$500 million	0.085%
Funds Offering Class VI Shares	All Funds	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment	Shareholder Service Fee (as a % of average daily net assets)
U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for investors with continuous investments in Foreign Fund or International Intrinsic Value Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

An investor’s Total GMO Investment equals the Manager’s estimate of the market value of all the investor’s assets managed by GMO and its affiliates (i) at the time of the investor’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by the Manager (including those described below under “Conversions between Classes”) (each, a “Determination Date”); provided, however, that an investor’s Total GMO Investment required to purchase Class III shares of Tax-Managed International Equities Fund also may equal the market value of all of the investor’s assets invested in tax-managed GMO products in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with the Manager to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Intrinsic Value Fund since May 31, 1996: Any investor that has been a continuous shareholder of Foreign Fund or International Intrinsic Value Fund since May 31, 1996 is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit an investor to undertake in writing to meet the applicable Total Fund Investment or Total GMO Investment minimums over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•

GMO makes all determinations as to the aggregation of investor accounts for purposes of determining eligibility. See the SAI for a discussion of factors GMO considers relevant when making those determinations.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•

The Trust may waive eligibility requirements for certain persons, accounts, or special situations. As of the date of this Prospectus, these waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents and their family members, (iii) the Trustees of the Trust, and (iv) Trustees of other mutual funds sponsored by GMO, each of whom may invest in the least expensive class of those GMO Funds offered at the time of investment without regard to the amount invested.

•	Investments through an intermediary generally are invested in Class III Shares.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether an investor is eligible to purchase Fund shares, GMO considers each investor’s Total Fund Investment and Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each investor’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (or, to the extent the investor already holds shares of that class, the investor will remain in that class). Except as noted below, with respect to any Fund:

•

If an investor satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the investor on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the investor’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•

If an investor no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the investor on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (which class will typically bear a higher shareholder service fee than the class then held by the investor). If an investor no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the investor’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, an investor’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the investor makes an additional investment and/or the value of the investor’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the investor’s current class of shares, the investor will remain in the class of shares then held by the investor. Solely for the purpose of determining whether an investor has satisfied the minimum investment requirements for an investor’s current class of shares, the value of the investor’s shares is considered to be the greater of (i) the value of the investor’s shares on the relevant Determination Date, (ii) the value of the investor’s shares on the date that GMO reassesses the value of the investor’s account for the purpose of sending notice of a proposed conversion, or (iii) the value of the investor’s shares immediately prior to the date when the conversion would take place. If the investor is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the investor will not be converted unless the Manager approves reopening the Fund to permit the investor to make an additional investment. The conversion of an investor’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments or redemptions (see next paragraph), on any other date the Manager determines.

A Fund may at any time without notice convert an investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the investor no longer satisfies all minimum investment requirements for the class of shares held by the investor and: (i) the Manager believes the investor has engaged in an abusive pattern of investments or redemptions (e.g., a large investment just before a Determination Date and a redemption immediately after the Determination Date), (ii) the investor fails to meet the applicable Total Fund Investment or Total GMO Investment minimums by the time specified in the investor’s Commitment Letter, or (iii) the total expense ratio borne by the investor immediately following the conversion is equal to or less than the total expense ratio borne by the investor immediately before the conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

For U.S. federal income tax purposes, the conversion of an investor’s investment from one class of shares of a Fund to another class of shares of the same Fund generally should not result in the recognition of gain or loss in the shares that are converted. Thus, in general, the investor’s tax basis in the new class of shares immediately after the conversion should equal the investor’s basis in the converted shares immediately before the conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

The policy of U.S. Treasury Fund is to declare net investment income distributions daily, to the extent income is available, and U.S. Treasury Fund generally will pay distributions on the first business day following the end of each month in which distributions were declared. The policy of each other Fund is to declare and pay distributions of its net investment income, if any, semi-annually, although some Fixed Income Funds are permitted to, and will from time to time, declare and pay distributions of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. In particular, a significant portion of distributions by SDCF and Domestic Bond Fund could constitute, for U.S. federal income tax purposes, a return of capital to their shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

For U.S. Treasury Fund, shareholders will begin accruing dividends in the Fund on the day that the Fund receives a purchase request for the Fund’s shares that is deemed to be in good order, provided that the Fund receives the purchase request before the Cut-off Time. In addition, a shareholder will continue to accrue dividends on its shares until (and including) the date on which U.S. Treasury Fund receives a redemption order that is deemed to be in good order, provided that the Fund receives the redemption order before the Cut-off Time. If U.S. Treasury Fund receives a redemption order that is deemed to be in good order after the Cut-off Time, the redeeming shareholder will continue to accrue dividends until (and including) the next business day that the NYSE and the U.S. bond markets are open following the receipt of the order.

It is important for you to note:

•

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities.

•

A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. In particular, so long as the current practice of SDCF and Domestic Bond Fund declaring and paying distributions when it has acquired a meaningful cash position continues, SDCF and Domestic Bond Fund expect to make these return of capital distributions to their shareholders. If other Fixed Income Funds investing in SDCF receive these distributions from SDCF and, in turn, distribute those amounts to their shareholders, those Funds’ distributions similarly could constitute a return of capital to their shareholders. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

For taxable years beginning before January 1, 2013, distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals were reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision will expire, and the maximum long-term capital gain rate for individuals will increase generally to 20%, for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•

Effective for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax, and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares in a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

•

Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•

Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities are generally treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

A Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those securities or to other transaction-based non-U.S. taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. securities. The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders or if a Fund or underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. securities, non-U.S. currencies or non-U.S. currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•

Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swaps and similar derivative instruments and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. securities or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Certain of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as certain of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•

To the extent a Fund invests in other GMO Funds or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

•

The Funds do not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•

Resources Fund’s investments in certain natural-resources related investments may be limited by its intention to qualify as a RIC, and may adversely affect the Fund’s ability to qualify as a RIC in a particular year.

This section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain Direct U.S. Treasury Obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisors regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
Net asset value, beginning of period	$12.00		$10.57		$7.65	$12.05	$14.77	$11.98		$10.55		$7.63	$12.02	$14.75

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.18		0.17	0.18	0.22	0.22		0.18		0.17	0.19	0.22
Net realized and unrealized gain (loss)	1.08		1.43		2.93	(4.40)	(1.10)	1.08		1.43		2.93	(4.39)	(1.10)

Total from investment operations	1.30		1.61		3.10	(4.22)	(0.88)	1.30		1.61		3.10	(4.20)	(0.88)

Less distributions to shareholders:
From net investment income	(0.24)		(0.18)		(0.18)	(0.18)	(0.25)	(0.24)		(0.18)		(0.18)	(0.19)	(0.26)
From net realized gains	—		—		—	—	(1.59)	—		—		—	—	(1.59)

Total distributions	(0.24)		(0.18)		(0.18)	(0.18)	(1.84)	(0.24)		(0.18)		(0.18)	(0.19)	(1.85)

Net asset value, end of period	$13.06		$12.00		$10.57	$7.65	$12.05	$13.04		$11.98		$10.55	$7.63	$12.02

Total Return(a)	11.00%		15.42%		40.85%	(35.39)%	(7.33)%	11.05%		15.47%		41.04%	(35.36)%	(7.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,751		$393,523		$519,309	$509,120	$1,131,800	$52,486		$163,627		$415,267	$286,333	$478,084
Net expenses to average daily net assets(b)	0.46	%(c)	0.46	%(c)	0.46%	0.46%	0.46%	0.41	%(c)	0.41	%(c)	0.41%	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.82%		1.68%		1.73%	1.70%	1.55%	1.88%		1.68%		1.76%	1.78%	1.57%
Portfolio turnover rate	61%		96%		52%	62%	71%	61%		96%		52%	62%	71%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03%	0.02%	0.02%	0.03%		0.03%		0.03%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND (CONT’D)

Class VI Shares
Year Ended February 28/29,
2012		2011		2010	2009	2008
$11.97		$10.54		$7.63	$12.02	$14.75

0.23		0.20		0.17	0.19	0.23
1.07		1.42		2.93	(4.38)	(1.11)

1.30		1.62		3.10	(4.19)	(0.88)

(0.25)		(0.19)		(0.19)	(0.20)	(0.26)
—		—		—	—	(1.59)

(0.25)		(0.19)		(0.19)	(0.20)	(1.85)

$13.02		$11.97		$10.54	$7.63	$12.02

11.06%		15.59%		40.96%	(35.33)%	(7.32)%

$1,095,053		$1,129,978		$1,069,030	$858,170	$2,031,659
0.37	%(c)	0.37	%(c)	0.37%	0.37%	0.37%
1.93%		1.80%		1.80%	1.78%	1.63%
61%		96%		52%	62%	71%
0.03%		0.03%		0.03%	0.02%	0.02%

QUALITY FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
Net asset value, beginning of period	$20.81		$18.99		$14.17	$20.56	$21.78	$20.83		$19.01		$14.19	$20.57	$21.80

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.36		0.33	0.37	0.39	0.44		0.38		0.34	0.39	0.40
Net realized and unrealized gain (loss)	2.58		1.82		4.83	(6.30)	(0.70)	2.57		1.81		4.83	(6.30)	(0.71)

Total from investment operations	3.01		2.18		5.16	(5.93)	(0.31)	3.01		2.19		5.17	(5.91)	(0.31)

Less distributions to shareholders:
From net investment income	(0.41)		(0.36)		(0.34)	(0.34)	(0.36)	(0.42)		(0.37)		(0.35)	(0.35)	(0.37)
From net realized gains	—		—		—	(0.12)	(0.55)	—		—		—	(0.12)	(0.55)

Total distributions	(0.41)		(0.36)		(0.34)	(0.46)	(0.91)	(0.42)		(0.37)		(0.35)	(0.47)	(0.92)

Net asset value, end of period	$23.41		$20.81		$18.99	$14.17	$20.56	$23.42		$20.83		$19.01	$14.19	$20.57

Total Return(a)	14.71%		11.67%		36.73%	(29.37)%	(1.76)%	14.70%		11.71%		36.73%	(29.27)%	(1.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,539,510		$5,288,776		$4,119,119	$1,952,579	$2,003,758	$2,035,597		$1,662,542		$1,132,006	$787,276	$432,046
Net expenses to average daily net assets(b)	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.48%	0.44	%(c)	0.44	%(c)	0.44%	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.01%		1.88%		1.88%	2.03%	1.74%	2.04%		1.95%		1.97%	2.11%	1.78%
Portfolio turnover rate	40%		32%		28%	36%	46%	40%		32%		28%	36%	46%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%	0.02%	0.02%	0.02%		0.02%		0.02%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund.”

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009		2008
Net asset value, beginning of period	$7.83		$6.53		$4.55	$7.86		$9.68

Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.11		0.10	0.14		0.18
Net realized and unrealized gain (loss)	0.41		1.30		1.98	(3.31)		(1.23)

Total from investment operations	0.56		1.41		2.08	(3.17)		(1.05)

Less distributions to shareholders:
From net investment income	(0.14)		(0.11)		(0.10)	(0.14)		(0.18)
From net realized gains	—		—		—	—		(0.59)

Total distributions	(0.14)		(0.11)		(0.10)	(0.14)		(0.77)

Net asset value, end of period	$8.25		$7.83		$6.53	$4.55		$7.86

Total Return(a)	7.28%		21.81	%(b)	45.95%	(40.83)%		(11.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,157		$8,574		$7,020	$4,838		$29,358
Net expenses to average daily net assets	0.46	%(c)	0.46	%(c)	0.46%	0.46	%(d)	0.46%
Net investment income (loss) to average daily net assets	1.89%		1.59%		1.70%	1.94%		1.93%
Portfolio turnover rate	74%		53%		54%	57%		75%
Fees and expenses reimbursed by the Manager to average daily net assets	0.98%		1.30%		1.22%	0.43%		0.23%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

QUALITY FUND (CONT’D)

Class V Shares							Class VI Shares
Year Ended February 28/29,							Year Ended February 28/29,
2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
20.82		$19.00		$14.17	$20.56	$21.79	$20.82		$19.00		$14.18	$20.57	$21.79

0.44		0.38		0.34	0.39	0.41	0.45		0.38		0.35	0.40	0.41
2.58		1.81		4.84	(6.30)	(0.72)	2.57		1.81		4.82	(6.31)	(0.70)

3.02		2.19		5.18	(5.91)	(0.31)	3.02		2.19		5.17	(5.91)	(0.29)

(0.42)		(0.37)		(0.35)	(0.36)	(0.37)	(0.43)		(0.37)		(0.35)	(0.36)	(0.38)
—		—		—	(0.12)	(0.55)	—		—		—	(0.12)	(0.55)

(0.42)		(0.37)		(0.35)	(0.48)	(0.92)	(0.43)		(0.37)		(0.35)	(0.48)	(0.93)

$23.42		$20.82		$19.00	$14.17	$20.56	$23.41		$20.82		$19.00	$14.18	$20.57

14.74%		11.73%		36.87%	(29.31)%	(1.75)%	14.76%		11.77%		36.81%	(29.28)%	(1.67)%

$578,367		$371,927		$551,272	$637,834	$663,616	$9,816,202		$8,913,391		$9,156,696	$5,273,791	$5,237,363
0.42	%(c)	0.42	%(c)	0.42%	0.42%	0.42%	0.39	%(c)	0.39	%(c)	0.39%	0.39%	0.39%
2.08%		1.96%		1.98%	2.11%	1.83%	2.09%		1.99%		2.00%	2.16%	1.84%
40%		32%		28%	36%	46%	40%		32%		28%	36%	46%
0.02%		0.02%		0.02%	0.02%	0.02%	0.02%		0.02%		0.02%	0.02%	0.02%

U.S. GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009		2008
Net asset value, beginning of period	$17.59		$14.61		$10.47	$15.82		$17.24

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.16		0.21	0.18		0.17
Net realized and unrealized gain (loss)	2.96		3.00		4.15	(5.32)		(1.06)

Total from investment operations	3.19		3.16		4.36	(5.14)		(0.89)

Less distributions to shareholders:
From net investment income	(0.27)		(0.18)		(0.22)	(0.21)		(0.17)
From net realized gains	—		—		—	—		(0.36)

Total distributions	(0.27)		(0.18)		(0.22)	(0.21)		(0.53)

Net asset value, end of period	$20.51		$17.59		$14.61	$10.47		$15.82

Total Return(a)	18.39	%(b)	21.76	%(c)	41.94%	(32.84)%		(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,848		$1,908		$40,521	$34,758		$129,666
Net expenses to average daily net assets	0.47	%(d)	0.46	%(d)(e)	0.46%	0.46	%(e)	0.46	%(e)
Net investment income (loss) to average daily net assets	1.26%		1.09%		1.60%	1.19%		0.94%
Portfolio turnover rate	52%		61%		118%	70%		97%
Fees and expenses reimbursed by the Manager to average daily net assets	4.61%		1.40%		0.33%	0.19%		0.07%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 5.24%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$8.24		$6.53		$4.44	$7.36	$10.01

Income (loss) from investment operations:
Net investment income (loss)†	0.06		0.07		0.07	0.10	0.13
Net realized and unrealized gain (loss)	0.30		1.71		2.10	(2.92)	(1.87)

Total from investment operations	0.36		1.78		2.17	(2.82)	(1.74)

Less distributions to shareholders:
From net investment income	(0.09)		(0.07)		(0.08)	(0.10)	(0.13)
From net realized gains	—		—		—	—	(0.78)

Total distributions	(0.09)		(0.07)		(0.08)	(0.10)	(0.91)

Net asset value, end of period	$8.51		$8.24		$6.53	$4.44	$7.36

Total Return(a)	4.52%		27.43%		49.15%	(38.76)%	(18.73)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,597		$13,060		$11,244	$13,119	$35,230
Net expenses to average daily net assets	0.46	%(b)(c)	0.46	%(b)	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	0.78%		1.02%		1.27%	1.46%	1.44%
Portfolio turnover rate	172%		106%		175%	73%	63%
Fees and expenses reimbursed by the Manager to average daily net assets	1.38%		0.81%		0.65%	0.43%	0.19%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.08		$0.00	(d)	$0.02	$0.02	$0.01

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective January 16, 2012, “GMO U.S. Small/Mid Cap Value Fund” was renamed “GMO U.S. Small/Mid Cap Fund.”

REAL ESTATE FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.23		$6.16		$3.34		$7.85		$12.87

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.18		0.21		0.31		0.40
Net realized and unrealized gain (loss)	0.34		2.11		2.76		(4.40)		(3.29)

Total from investment operations	0.54		2.29		2.97		(4.09)		(2.89)

Less distributions to shareholders:
From net investment income	(0.14)		(0.22)		(0.15)		(0.29)		(0.14)
From net realized gains	—		—		—		(0.13)		(1.99)

Total distributions	(0.14)		(0.22)		(0.15)		(0.42)		(2.13)

Net asset value, end of period	$8.63		$8.23		$6.16		$3.34		$7.85

Total Return(a)	6.76%		38.19%		89.86%		(54.45)%		(24.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,381		$15,736		$14,112		$8,299		$19,465
Net expenses to average daily net assets	0.48	%(b)	0.48	%(b)	0.48	%(c)	0.48	%(c)	0.48%
Net investment income (loss) to average daily net assets	2.50%		2.50%		4.18%		4.44%		3.78%
Portfolio turnover rate	13%		25%		34%		29%		49%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.45%		0.58%		0.55%		0.41%		0.22%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE EQUITY FUND

	Class III Shares										Class IV Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$30.77		$25.63		$18.15		$37.25		$39.38		$30.75		$25.62		$18.14		$37.23		$39.36		$30.72		$25.60		$18.13		$37.22		$39.35

Income (loss) from investment operations:
Net investment income (loss)†	0.87		0.62		0.55		0.92		1.01		0.90		0.61		0.64		0.94		1.04		0.92		0.61		0.52		0.92		0.98
Net realized and unrealized gain (loss)	(3.15)		5.11		7.79		(18.54)		(0.51)		(3.17)		5.13		7.71		(18.53)		(0.52)		(3.17)		5.13		7.83		(18.50)		(0.45)

Total from investment operations	(2.28)		5.73		8.34		(17.62)		0.50		(2.27)		5.74		8.35		(17.59)		0.52		(2.25)		5.74		8.35		(17.58)		0.53

Less distributions to shareholders:
From net investment income	(0.99)		(0.59)		(0.86)		(1.19)		(0.68)		(1.00)		(0.61)		(0.87)		(1.21)		(0.70)		(1.01)		(0.62)		(0.88)		(1.22)		(0.71)
From net realized gains	—		—		—		(0.29)		(1.95)		—		—		—		(0.29)		(1.95)		—		—		—		(0.29)		(1.95)

Total distributions	(0.99)		(0.59)		(0.86)		(1.48)		(2.63)		(1.00)		(0.61)		(0.87)		(1.50)		(2.65)		(1.01)		(0.62)		(0.88)		(1.51)		(2.66)

Net asset value, end of period	$27.50		$30.77		$25.63		$18.15		$37.25		$27.48		$30.75		$25.62		$18.14		$37.23		$27.46		$30.72		$25.60		$18.13		$37.22

Total Return(a)	(7.25)%		22.61%		45.97%		(48.61)%		0.69%		(7.19)%		22.68%		46.04%		(48.56)%		0.75%		(7.13)%		22.69%		46.11%		(48.56)%		0.78%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$885,023		$857,774		$1,017,207		$855,690		$917,685		$1,078,912		$1,235,303		$797,730		$1,166,165		$947,063		$2,247,969		$3,507,677		$2,288,572		$1,098,838		$3,567,360
Net expenses to average daily net assets	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.53	%(d)	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0.47	%(d)	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	3.10%		2.28%		2.22%		3.08%		2.44%		3.18%		2.24%		2.65%		3.18%		2.51%		3.25%		2.25%		2.08%		3.07%		2.36%
Portfolio turnover rate	34%		40%		48%		41%		43%		34%		40%		48%		41%		43%		34%		40%		48%		41%		43%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$23.07		$19.35		$13.86		$29.69		$34.99		$23.31		$19.56		$14.00		$29.97		$35.28

Income (loss) from investment operations:
Net investment income (loss)†	0.63		0.48		0.41		0.79		0.93		0.65		0.47		0.42		0.79		0.94
Net realized and unrealized gain (loss)	(2.83	)(a)	3.51		5.68		(14.01)		(0.86)		(2.86	)(a)	3.58		5.76		(14.13)		(0.86)

Total from investment operations	(2.20)		3.99		6.09		(13.22)		0.07		(2.21)		4.05		6.18		(13.34)		0.08

Less distributions to shareholders:
From net investment income	(0.69)		(0.27)		(0.60)		(0.99)		(0.83)		(0.71)		(0.30)		(0.62)		(1.01)		(0.85)
From net realized gains	—		—		—		(1.62)		(4.54)		—		—		—		(1.62)		(4.54)

Total distributions	(0.69)		(0.27)		(0.60)		(2.61)		(5.37)		(0.71)		(0.30)		(0.62)		(2.63)		(5.39)

Net asset value, end of period	$20.18		$23.07		$19.35		$13.86		$29.69		$20.39		$23.31		$19.56		$14.00		$29.97

Total Return(b)	(9.51)%		20.79%		44.05%		(48.04)%		(1.11)%		(9.47)%		20.88%		44.21%		(48.01)%		(1.06)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,379		$217,090		$394,009		$394,070		$510,006		$1,812,184		$2,257,078		$1,925,104		$1,487,839		$2,615,878
Net expenses to average daily net assets	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)	0.74	%(e)	0.76	%(e)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(e)	0.69	%(e)
Net investment income (loss) to average daily net assets	3.04%		2.36%		2.21%		3.41%		2.59%		3.09%		2.30%		2.19%		3.38%		2.61%
Portfolio turnover rate	37%		40%		40%		53%		47%		37%		40%		40%		53%		47%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$23.86		$19.68		$14.46		$27.68		$31.37		$23.88		$19.69		$14.46		$27.70		$31.38

Income (loss) from investment operations:
Net investment income (loss)†	0.57		0.37		0.37		0.54		0.69		0.54		0.38		0.35		0.55		0.73
Net realized and unrealized gain (loss)	(1.32	)(a)	4.03		5.52		(11.93)		1.28		(1.28	)(a)	4.05		5.56		(11.95)		1.26

Total from investment operations	(0.75)		4.40		5.89		(11.39)		1.97		(0.74)		4.43		5.91		(11.40)		1.99

Less distributions to shareholders:
From net investment income	(0.38)		(0.22)		(0.67)		(0.88)		(0.40)		(0.41)		(0.24)		(0.68)		(0.89)		(0.41)
From net realized gains	—		—		—		(0.95)		(5.26)		—		—		—		(0.95)		(5.26)

Total distributions	(0.38)		(0.22)		(0.67)		(1.83)		(5.66)		(0.41)		(0.24)		(0.68)		(1.84)		(5.67)

Net asset value, end of period	$22.73		$23.86		$19.68		$14.46		$27.68		$22.73		$23.88		$19.69		$14.46		$27.70

Total Return(b)	(3.06	) %	22.48%		41.10%		(43.54)%		5.04%		(3.01)%		22.59%		41.26%		(43.53)%		5.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$391,497		$713,815		$599,455		$564,067		$1,018,040		$2,554,065		$2,829,393		$2,220,138		$1,420,407		$2,516,653
Net expenses to average daily net assets	0.65	%(c)(d)	0.65	%(c)	0.65	%(c)	0.66	%(e)	0.67	%(e)	0.59	%(c)(d)	0.59	%(c)	0.59	%(c)	0.60	%(e)	0.61	%(e)
Net investment income (loss) to average daily net assets	2.49%		1.74%		2.00%		2.43%		2.13%		2.37%		1.79%		1.89%		2.47%		2.24%
Portfolio turnover rate	53%		59%		65%		63%		92%		53%		59%		65%		63%		92%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.06%		0.06%		0.05%		0.05%		0.05%		0.06%		0.06%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL INTRINSIC VALUE FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012		2011		2010		2009		2008
$23.30		$19.55		$14.00		$29.96		$35.26

0.62		0.48		0.43		0.82		0.96
(2.83	)(a)	3.58		5.75		(14.14)		(0.85)

(2.21)		4.06		6.18		(13.32)		0.11

(0.72)		(0.31)		(0.63)		(1.02)		(0.87)
—		—		—		(1.62)		(4.54)

(0.72)		(0.31)		(0.63)		(2.64)		(5.41)

$20.37		$23.30		$19.55		$14.00		$29.96

(9.43)%		20.96%		44.22%		(47.95)%		(0.98)%

$5,047,058		$3,458,202		$2,779,470		$1,900,168		$4,131,392
0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)	0.61	%(e)	0.63	%(e)

3.00%		2.32%		2.25%		3.47%		2.67%
37%		40%		40%		53%		47%

0.05%		0.05%		0.05%		0.05%		0.05%

DEVELOPED WORLD STOCK FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$19.24		$16.28		$11.34		$21.88		$24.58		$19.26		$16.30		$11.35		$21.90		$24.59

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.33		0.29		0.51		0.54		0.44		0.34		0.30		0.51		0.56
Net realized and unrealized gain (loss)	(0.78	)(a)	3.09		5.03		(10.20)		(0.74)		(0.79	)(a)	3.09		5.04		(10.20)		(0.74)

Total from investment operations	(0.35)		3.42		5.32		(9.69)		(0.20)		(0.35)		3.43		5.34		(9.69)		(0.18)

Less distributions to shareholders:
From net investment income	(0.54)		(0.46)		(0.38)		(0.64)		(0.67)		(0.55)		(0.47)		(0.39)		(0.65)		(0.68)
From net realized gains	—		—		—		(0.21)		(1.83)		—		—		—		(0.21)		(1.83)

Total distributions	(0.54)		(0.46)		(0.38)		(0.85)		(2.50)		(0.55)		(0.47)		(0.39)		(0.86)		(2.51)

Net asset value, end of period	$18.35		$19.24		$16.28		$11.34		$21.88		$18.36		$19.26		$16.30		$11.35		$21.90

Total Return(b)	(1.64)%		21.41%		47.03%		(45.56)%		(1.73)%		(1.61)%		21.44%		47.16%		(45.52)%		(1.66)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,629		$210,780		$171,842		$155,560		$309,609		$197,989		$201,121		$165,445		$112,438		$206,408
Net expenses to average daily net assets	0.60	%(c)(d)	0.60	%(c)(d)	0.60	%(c)	0.61	%(e)	0.62	%(e)	0.55	%(c)(d)	0.55	%(c)(d)	0.55	%(c)	0.56	%(e)	0.57	%(e)
Net investment income (loss) to average daily net assets	2.40%		1.93%		1.93%		2.79%		2.15%		2.42%		1.98%		1.94%		2.82%		2.22%
Portfolio turnover rate	56%		34%		47%		50%		53%		56%		34%		47%		50%		53%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.11%		0.12%		0.11%		0.11%		0.11%		0.11%		0.12%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.00	(f)	$0.02		$0.01		$0.02		$0.00	(f)	$0.00	(f)	—	(g)	—	(g)	—	(g)

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing or purchases and redemptions of the Fund shares in relation to fluctuating market values of investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
(g)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.48		$6.63		$4.20		$9.29		$12.22

Income (loss) from investment operations:
Net investment income (loss)†	0.17		0.14		0.08		0.20		0.24
Net realized and unrealized gain (loss)	(0.84)		1.88		2.50		(4.78)		(0.34)

Total from investment operations	(0.67)		2.02		2.58		(4.58)		(0.10)

Less distributions to shareholders:
From net investment income	(0.37)		(0.17)		(0.15)		(0.13)		(0.51)
From net realized gains	—		—		—		(0.38)		(2.32)

Total distributions	(0.37)		(0.17)		(0.15)		(0.51)		(2.83)

Net asset value, end of period	$7.44		$8.48		$6.63		$4.20		$9.29

Total Return(a)	(8.05)%		31.11%		61.64%		(51.47)%		(2.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$368,374		$467,733		$1,160,294		$386,816		$679,536
Net expenses to average daily net assets	0.76	%(b)(c)	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	2.28%		1.91%		1.17%		2.89%		1.98%
Portfolio turnover rate	90%		55%		58%		64%		72%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.12%		0.09%		0.12%		0.13%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.05		$0.02		$0.01		$0.04

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$15.41		$12.97		$9.28		$18.73		$20.76

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.30		0.26		0.48		0.51
Net realized and unrealized gain (loss)	(1.59)		2.47		3.80		(8.92)		0.20	(a)

Total from investment operations	(1.16)		2.77		4.06		(8.44)		0.71

Less distributions to shareholders:
From net investment income	(0.45)		(0.33)		(0.37)		(0.49)		(0.57)
From net realized gains	—		—		—		(0.52)		(2.17)

Total distributions	(0.45)		(0.33)		(0.37)		(1.01)		(2.74)

Net asset value, end of period	$13.80		$15.41		$12.97		$9.28		$18.73

Total Return(b)	(7.35)%		21.51%		43.60%		(46.71)%		2.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$505,282		$599,876		$547,178		$414,024		$1,092,346
Net expenses to average daily net assets	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(c)	0.69	%(c)
Net investment income (loss) to average daily net assets	3.02%		2.20%		2.08%		3.09%		2.33%
Portfolio turnover rate	48%		40%		49%		67%		41%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.09%		0.11%		0.09%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.88		$11.07		$8.03		$16.52		$18.56		$12.95		$11.13		$8.07		$16.59		$18.64

Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.24		0.26		0.45		0.40		0.34		0.24		0.28		0.47		0.41
Net realized and unrealized gain (loss)	(1.43)		1.79		3.24		(7.95)		(0.36)		(1.47)		1.81		3.25		(7.99)		(0.36)

Total from investment operations	(1.12)		2.03		3.50		(7.50)		0.04		(1.13)		2.05		3.53		(7.52)		0.05

Less distributions to shareholders:
From net investment income	(0.55)		(0.22)		(0.46)		(0.33)		(0.44)		(0.55)		(0.23)		(0.47)		(0.34)		(0.46)
From net realized gains	—		—		—		(0.66)		(1.64)		—		—		—		(0.66)		(1.64)

Total distributions	(0.55)		(0.22)		(0.46)		(0.99)		(2.08)		(0.55)		(0.23)		(0.47)		(1.00)		(2.10)

Net asset value, end of period	$11.21		$12.88		$11.07		$8.03		$16.52		$11.27		$12.95		$11.13		$8.07		$16.59

Total Return(a)	(8.38)%		18.71%		43.95%		(47.49)%		(0.78)%		(8.36)%		18.80%		44.10%		(47.42)%		(0.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,270		$417,685		$545,336		$765,201		$848,359		$403,157		$1,440,952		$1,591,717		$2,054,885		$4,078,545
Net expenses to average daily net assets	0.82	%(b)	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(c)	0.75	%(c)
Net investment income (loss) to average daily net assets	2.71%		2.09%		2.53%		3.42%		2.10%		2.89%		2.08%		2.65%		3.51%		2.16%
Portfolio turnover rate	58%		55%		59%		39%		29%		58%		55%		59%		39%		29%
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%		0.06%		0.05%		0.05%		0.05%		0.08%		0.06%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012		2011		2010		2009		2008
$13.25		$11.39		$8.07		$16.59		$18.64

0.33		0.25		0.22		0.51		0.40

(1.46)		1.85		3.35		(8.02)		(0.34)

(1.13)		2.10		3.57		(7.51)		0.06

(0.57)		(0.24)		(0.25)		(0.35)		(0.47)
—		—		—		(0.66)		(1.64)

(0.57)		(0.24)		(0.25)		(1.01)		(2.11)

$11.55		$13.25		$11.39		$8.07		$16.59

(8.21)%		18.80%		44.05%		(47.39)%		(0.68)%

$391,421		$833,582		$856,553		$334,003		$3,571,516

0.69	%(b)	0.69	%(b)	0.69	%(b)	0.69	%(c)	0.69	%(c)

2.74%		2.10%		1.92%		3.70%		2.08%
58%		55%		59%		39%		29%

0.07%		0.06%		0.05%		0.05%		0.05%

FOREIGN SMALL COMPANIES FUND

	Class III Shares										Class IV Shares
															Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)
	Year Ended February 28/29,										Year Ended February 28/29,								Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011						2009		2008
Net asset value, beginning of period	$14.22		$10.74		$6.41		$14.63		$18.38		$14.20		$10.73		$9.84		$6.42		$14.64		$18.39

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.14		0.13		0.30		0.31		0.17		0.13		0.02		0.01		0.33		0.31
Net realized and unrealized gain (loss)	(1.27	)(b)	3.47		4.32		(7.43)		(0.36)		(1.23	)(b)	3.47		1.00		0.01		(7.46)		(0.35)

Total from investment operations	(1.08)		3.61		4.45		(7.13)		(0.05)		(1.06)		3.60		1.02		0.02		(7.13)		(0.04)

Less distributions to shareholders:
From net investment income	(0.23)		(0.13)		(0.12)		(0.27)		(0.41)		(0.24)		(0.13)		(0.13)		—		(0.27)		(0.42)
From net realized gains	—		—		—		(0.81)		(3.29)		—		—		—		—		(0.81)		(3.29)
Return of capital	—		—		—		(0.01)		—		—		—		—		—		(0.01)		—

Total distributions	(0.23)		(0.13)		(0.12)		(1.09)		(3.70)		(0.24)		(0.13)		(0.13)		—		(1.09)		(3.71)

Net asset value, end of period	$12.91		$14.22		$10.74		$6.41		$14.63		$12.90		$14.20		$10.73		$6.44		$6.42		$14.64

Total Return(c)	(7.45)%		33.67%		69.44%		(51.33)%		(1.96)%		(7.33)%		33.67%		10.33	%**	0.31	%**	(51.29)%		(1.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$483,122		$398,648		$292,852		$185,298		$338,804		$71,373		$147,131		$84,225		$144,101		$143,564		$666,991
Net expenses to average daily net assets	0.86	%(d)	0.85	%(d)	0.86	%(d)	0.85	%(e)	0.86	%(e)	0.81	%(d)	0.80	%(d)	0.81	%(d)*	0.81	%(d)*	0.80	%(e)	0.81	%(e)
Net investment income (loss) to average daily net assets	1.43%		1.15%		1.40%		2.59%		1.69%		1.34%		1.07%		0.35	%*	3.28	%*	2.74%		1.70%
Portfolio turnover rate	46%		61%		78%		42%		42%		46%		61%		78	%††	40	%†††	42%		42%
Fees and expenses reimbursed by the Manager to average daily net assets	0.10%		0.14%		0.14%		0.11%		0.09%		0.10%		0.14%		0.08	%*	0.22	%*	0.11%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(f)	$0.01		$0.02		$0.00	(f)	—		$0.01		$0.02		$0.00	(f)	$0.00	(f)	$0.00	(f)	—

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing or purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Period from December 1, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03
Net realized and unrealized gain (loss)	1.96

Total from investment operations	1.99

Net asset value, end of period	$21.99

Total Return(a)	9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,634
Net expenses to average daily net assets	0.84	%*
Net investment income (loss) to average daily net assets	0.56	%*
Portfolio turnover rate	18	%††**
Fees and expenses reimbursed by the Manager to average daily net assets	8.66	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.

EMERGING MARKETS FUND

	Class II Shares						Class III Shares										Class IV Shares
	Year Ended February 28/29,				Period from August 12, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011				2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$14.46		$11.63		$10.62		$14.49		$11.66		$6.30		$20.48		$20.67		$14.40		$11.58		$6.27		$20.40		$20.62

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.16		0.02		0.26		0.16		0.21		0.23		0.25		0.26		0.17		0.16		0.25		0.23
Net realized and unrealized gain (loss)	(0.65)		2.84		1.18		(0.66)		2.85		5.34		(10.65)		5.94		(0.67)		2.83		5.36		(10.62)		5.95

Total from investment operations	(0.41)		3.00		1.20		(0.40)		3.01		5.55		(10.42)		6.19		(0.41)		3.00		5.52		(10.37)		6.18

Less distributions to shareholders:
From net investment income	(0.21)		(0.17)		(0.19)		(0.22)		(0.18)		(0.19)		(0.13)		(0.31)		(0.22)		(0.18)		(0.21)		(0.13)		(0.33)
From net realized gains	(1.74)		—		—		(1.74)		—		—		(3.63)		(6.07)		(1.74)		—		—		(3.63)		(6.07)

Total distributions.	(1.95)		(0.17)		(0.19)		(1.96)		(0.18)		(0.19)		(3.76)		(6.38)		(1.96)		(0.18)		(0.21)		(3.76)		(6.40)

Net asset value, end of period	$12.10		$14.46		$11.63		$12.13		$14.49		$11.66		$6.30		$20.48		$12.03		$14.40		$11.58		$6.27		$20.40

Total Return(a)	(1.94)%		25.77%		11.21	%**	(1.89)%		25.80%		88.05%		(58.62)%		28.38%		(1.90)%		25.93%		88.05%		(58.59)%		28.38%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,100,382		$2,304,697		$2,265,637		$1,334,720		$1,445,916		$1,014,490		$2,309,057		$3,402,343		$1,816,285		$1,649,840		$1,639,961		$1,345,811		$3,021,319
Net expenses to average daily net assets	1.05	%(b)(c)	1.07	%(b)(e)	1.07	%(b)*	1.00	%(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	1.09	%(d)	0.95	%(b)(c)	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)	1.05	%(d)
Net investment income (loss) to average daily net assets	1.88%		1.21%		0.30	%*	2.00%		1.17%		2.25%		1.77%		1.04%		2.00%		1.29%		1.54%		1.86%		0.98%
Portfolio turnover rate	108%		114%		126	%**††	108%		114%		126%		99%		60%		108%		114%		126%		99%		60%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03	%*	0.01%		0.01%		0.01%		0.01%		0.00	%(e)	0.01%		0.01%		0.01%		0.01%		0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.02		$0.02		$0.01		$0.00	(f)	$0.02		$0.04		$0.04		$0.02		$0.01		$0.02		$0.04		$0.02

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

EMERGING MARKETS FUND (CONT’D)

Class V Shares										Class VI Shares

Year Ended February 28/29,										Year Ended February 28/29,
2012		2011		2010		2009		2008		2012		2011		2010		2009		2008

$14.39		$11.57		$6.26		$20.39		$20.61		$14.41		$11.59		$6.27		$20.42		$20.63

0.26		0.15		0.20		0.22		0.23		0.27		0.17		0.13		0.23		0.25

(0.67)		2.86		5.32		(10.58)		5.96		(0.67)		2.84		5.41		(10.61)		5.95

(0.41)		3.01		5.52		(10.36)		6.19		(0.40)		3.01		5.54		(10.38)		6.20

(0.23)		(0.19)		(0.21)		(0.14)		(0.34)		(0.23)		(0.19)		(0.22)		(0.14)		(0.34)

(1.74)		—		—		(3.63)		(6.07)		(1.74)		—		—		(3.63)		(6.07)

(1.97)		(0.19)		(0.21)		(3.77)		(6.41)		(1.97)		(0.19)		(0.22)		(3.77)		(6.41)

$12.01		$14.39		$11.57		$6.26		$20.39		$12.04		$14.41		$11.59		$6.27		$20.42

(1.92)%		26.03%		88.21%		(58.59)%		28.43%		(1.81)%		26.01%		88.34%		(58.61)%		28.49%

$662,263		$835,561		$367,836		$795,586		$1,190,887		$5,082,437		$5,800,427		$3,836,631		$1,226,252		$5,902,406

0.90	%(b)(c)	0.93	%(b)(c)	0.98	%(b)	1.03	%(d)	1.03	%(d)	0.87	%(b)(c)	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)	1.00	%(d)

2.03%		1.15%		2.12%		1.81%		0.98%		2.11%		1.29%		1.18%		1.83%		1.05%

108%		114%		126%		99%		60%		108%		114%		126%		99%		60%

0.04%		0.04%		0.03%		0.01%		0.00	%(e)	0.04%		0.04%		0.04%		0.01%		0.00	%(e)

$0.00	(f)	$0.01		$0.01		$0.05		$0.05		$0.02		$0.03		$0.02		$0.07		$0.03

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.50		$9.24		$5.06		$15.26		$16.04

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.11		0.09		0.24		0.23
Net realized and unrealized gain (loss)	(0.50	)(a)	2.28		4.23		(8.10)		4.87

Total from investment operations	(0.26)		2.39		4.32		(7.86)		5.10

Less distributions to shareholders:
From net investment income	(0.21)		(0.13)		(0.12)		(0.22)		(0.30)
From net realized gains	—		—		(0.02)		(2.12)		(5.58)

Total distributions	(0.21)		(0.13)		(0.14)		(2.34)		(5.88)

Net asset value, end of period	$11.03		$11.50		$9.24		$5.06		$15.26

Total Return(b)	(1.96)%		25.89%		85.52%		(58.58)%		30.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,638		$231,921		$174,933		$89,902		$371,540
Net expenses to average daily net assets	1.17	%(c)(d)	1.15	%(c)(d)	1.17	%(c)	1.16	%(e)	1.11	%(e)
Net investment income (loss) to average daily net assets	2.14%		1.05%		1.10%		2.25%		1.31%
Portfolio turnover rate	113%		124%		138%		128%		72%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.15%		0.25%		0.14%		0.03%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares		Class VI Shares
	Period from March 24, 2011, (commencement of operations) through February 29, 2012		Period from September 19, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.89		$20.34

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.10
Net realized and unrealized gain (loss)	0.39	(a)	1.06	(a)

Total from investment operations	0.59		1.16

Less distributions to shareholders:
From net investment income	(0.09)		(0.09)

Total distributions	(0.09)		(0.09)

Net asset value, end of period	$21.39		$21.41

Total Return(b)	2.86	%**	5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,056		$418,017
Net expenses to average daily net assets	1.02	%(c)(d)*	0.87	(c)(d)*
Net investment income (loss) to average daily net assets	1.05	%*	1.10	%*
Portfolio turnover rate	459	%**††	459	%**††
Fees and expenses reimbursed by the Manager to average daily net assets	0.42	%*	0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.45		$0.18

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011	2010		2009		2008
Net asset value, beginning of period	$23.85		$17.75	$11.06		$22.42		$30.98

Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.16	0.25		0.59		0.61
Net realized and unrealized gain (loss)	(1.04)		6.30	6.89	(a)	(10.80)		1.50

Total from investment operations	(0.31)		6.46	7.14		(10.21)		2.11

Less distributions to shareholders:
From net investment income	(1.09)		(0.36)	(0.45)		(0.30)		(0.85)
From net realized gains	(0.85)		—	—		(0.85)		(9.82)

Total distributions	(1.94)		(0.36)	(0.45)		(1.15)		(10.67)

Net asset value, end of period	$21.60		$23.85	$17.75		$11.06		$22.42

Total Return(b)	0.15%		36.71%	64.80%		(47.14)%		6.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,971		$146,857	$91,176		$100,176		$220,359
Net expenses to average daily net assets	1.36	%(d)	1.33%	1.35	%(d)(e)	1.32	%(e)	1.29	%(e)
Net investment income (loss) to average daily net assets	3.16%		0.78%	1.55%		3.42%		1.98%
Portfolio turnover rate	105%		129%	106%		88%		94%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.08		$0.09	$0.06		$0.03		$0.06

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

FLEXIBLE EQUITIES FUND

	Class III Shares								Class VI Shares
							Period from December 12, 2008 (commencement of operations) through February 28, 2009								Period from December 12, 2008 (commencement of operations) through February 28, 2009
	Year Ended February 28/29,								Year Ended February 28/29,
	2012		2011		2010				2012		2011		2010
Net asset value, beginning of period	$19.61		$18.55		$15.39		$20.00		$19.62		$18.56		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.29		0.23		0.02		0.29		0.30		0.25		0.03
Net realized and unrealized gain (loss)	(1.11	)(a)	1.01		3.40		(4.63)		(1.01	)(a)	1.02		3.41		(4.64)

Total from investment operations	(0.73)		1.30		3.63		(4.61)		(0.72)		1.32		3.66		(4.61)

Less distributions to shareholders:
From net investment income	—		(0.24)		(0.47)		(0.00	)(b)	—		(0.26)		(0.49)		(0.00	)(b)

Total distributions	—		(0.24)		(0.47)		(0.00)		—		(0.26)		(0.49)		(0.00)

Net asset value, end of period	$18.88		$19.61		$18.55		$15.39		$18.90		$19.62		$18.56		$15.39

Total Return(c)	(3.72)%		7.08%		23.62%		(23.04	)%**	(3.67)%		7.18%		23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,005		$29,259		$41,753		$43,788		$1,271,700		$313,468		$350,135		$310,066
Net expenses to average daily net assets	0.70	%(d)	0.70	%(d)	0.70	%(d)	0.70	%*	0.61	%(d)	0.61	%(d)	0.61	%(d)	0.61	%*
Net investment income (loss) to average daily net assets	2.10%		1.57%		1.26%		0.56	%*	1.62%		1.64%		1.36%		0.69	%*
Portfolio turnover rate	52%		71%		58%		7	%**	52%		71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%		0.11%		0.11%		0.26	%*	0.07%		0.11%		0.11%		0.26	%*

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

RESOURCES FUND

	Class III Shares
	Period from December 28, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss) †	0.03
Net realized and unrealized gain (loss)	2.93

Total from investment operations	2.96

Net asset value, end of period	$22.96

Total Return(a)	14.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,101
Net expenses to average daily net assets	0.75	%*
Net investment income (loss) to average daily net assets	0.78	%*
Portfolio turnover rate	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets	7.69	%*
Purchase premiums consisted of the following per share amounts†	$0.06

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011(a)	2010(a)		2009(a)		2008(a)
Net asset value, beginning of period	$24.11		$21.12	$18.08		$42.56		$59.60

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.86		0.30	0.64		1.20		0.24
Net realized and unrealized gain (loss)	(2.46	)(c)	2.69	4.40		(12.80)		(2.32)

Total from investment operations	(1.60)		2.99	5.04		(11.60)		(2.08)

Less distributions to shareholders:
From net investment income	(0.16)		—	(2.00	)(d)	(1.60)		—
From net realized gains	(0.32)		—	—		(11.28)		(14.96)

Total distributions	(0.48)		—	(2.00)		(12.88)		(14.96)

Net asset value, end of period	$22.03		$24.11	$21.12		$18.08		$42.56

Total Return(e)	(6.55)%		14.16%	29.15%		(35.57)%		(6.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,418,165		$490,047	$25,395		$25,417		$30,273
Net expenses to average daily net assets(f)	0.12%		0.12%	0.11%		0.11	%(g)	0.08	%(g)
Net investment income (loss) to average daily net assets(b)	4.00%		1.32%	3.25%		3.96%		0.42%
Portfolio turnover rate	24%		32%	15%		17%		11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(h)	0.61%		0.65%	1.16%		1.24%		0.71%

(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	The net expense ratio does not include the effect of expense reductions.
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FIXED INCOME FUNDS

DOMESTIC BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2012(a)	2011(a)		2010(a)	2009(a)		2008(a)		2012(a)	2011(a)		2010(a)	2009(a)		2008(a)
Net asset value, beginning of period	$41.13	$53.91		$71.91	$85.23		$88.29		$41.22	$53.91		$71.91	$85.32		$88.38

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.37	0.54		0.81	3.51		3.78		0.41	0.63		0.81	3.96		5.13
Net realized and unrealized gain (loss)	(0.50)	3.06		11.97	(12.24)		(0.09)		(0.53)	3.15		11.97	(12.69)		(1.35)

Total from investment operations	(0.13)	3.60		12.78	(8.73)		3.69		(0.12)	3.78		12.78	(8.73)		3.78

Less distributions to shareholders:
From net investment income	(0.34)	(0.54)		(1.44)	(4.50)		(6.75)		(0.36)	(0.63)		(1.53)	(4.59)		(6.84)
From net realized gains	—	—		(4.14)	(0.09)		—		—	—		(4.14)	(0.09)		—
Return of capital	(14.87)	(15.84)		(25.20)	—		—		(14.87)	(15.84)		(25.11)	—		—

Total distributions	(15.21)	(16.38)		(30.78)	(4.59)		(6.75)		(15.23)	(16.47)		(30.78)	(4.68)		(6.84)

Net asset value, end of period	$25.79	$41.13		$53.91	$71.91		$85.23		$25.87	$41.22		$53.91	$71.91		$85.32

Total Return(c)	(0.03)%	8.19%		23.87%	(10.39)%		4.35%		0.02%	8.46%		23.87%	(10.40)%		4.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,834	$120,397		$173,619	$337,524		$144,286		$259,723	$418,686		$614,415	$720,731		$581,526
Net expenses to average daily net assets(d)	0.20%	0.20	%(e)	0.21%	0.26	%(e)	0.25	%(e)	0.11%	0.11	%(e)	0.12%	0.16	%(e)	0.16	%(e)
Net investment income (loss) to average daily net assets(b)	1.18%	1.25%		1.37%	4.43%		4.28%		1.29%	1.33%		1.43%	5.02%		5.87%
Portfolio turnover rate	13%	8%		30%	68%		22%		13%	8%		30%	68%		22%
Fees and expenses reimbursed by the Manager to average daily net assets	0.09%	0.08%		0.07%	0.02%		0.03%		0.09%	0.08%		0.08%	0.02%		0.03%
Redemption fees consisted of the following per share amounts†	—	—		$0.00 (f)	$0.00	(f)	—		—	—		$0.00 (f)	$0.00	(f)	—

(a)	Per share amounts were adjusted to reflect a 1:9 reverse stock split effective January 17, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares						Class IV Shares
	Year Ended February 28/29,						Year Ended February 28/29,
	2012	2011	2010		2009	2008	2012	2011	2010		2009	2008
Net asset value, beginning of period	$7.26	$7.02	$6.08		$9.42	$10.49	$7.27	$7.03	$6.09		$9.44	$10.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13	0.11	0.05		0.27	0.37	0.13	0.11	0.12		0.17	0.36
Net realized and unrealized gain (loss)	0.56	0.65	1.51		(2.08)	(0.63)	0.56	0.65	1.45		(1.99)	(0.61)

Total from investment operations	0.69	0.76	1.56		(1.81)	(0.26)	0.69	0.76	1.57		(1.82)	(0.25)

Less distributions to shareholders:
From net investment income	(0.82)	(0.52)	(0.62)		(1.53)	(0.81)	(0.82)	(0.52)	(0.63)		(1.53)	(0.81)

Total distributions	(0.82)	(0.52)	(0.62)		(1.53)	(0.81)	(0.82)	(0.52)	(0.63)		(1.53)	(0.81)

Net asset value, end of period	$7.13	$7.26	$7.02		$6.08	$9.42	$7.14	$7.27	$7.03		$6.09	$9.44

Total Return(b)	9.88%	10.93%	26.84%		(20.12)%	(2.56)%	9.90%	10.97%	26.87%		(20.23)%	(2.42)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,924	$47,773	$55,839		$73,730	$125,506	$188,675	$183,333	$276,850		$233,848	$1,017,792
Net operating expenses to average daily net assets(c)(d)	0.39%	0.39%	0.38%		0.39%	0.39%	0.34%	0.34%	0.33%		0.34%	0.34%
Interest expense to average daily net assets	—	—	0.02	%(e)	—	—	—	—	0.02	%(e)	—	—
Total net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.40%		0.39%	0.39%	0.34%	0.34%	0.35%		0.34%	0.34%
Net investment income (loss) to average daily net assets(a)	1.74%	1.48%	0.77%		3.20%	3.70%	1.75%	1.48%	1.78%		1.89%	3.60%
Portfolio turnover rate	72%	46%	58%		22%	44%	72%	46%	58%		22%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.12%	0.11%	0.09%		0.08%	0.06%	0.12%	0.11%	0.09%		0.08%	0.06%
Redemption fees consisted of the following per share amounts†	—	—	$0.00	(f)	$0.01	—	—	—	$0.00	(f)	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009	2008
Net asset value, beginning of period	$7.11		$6.59		$6.17		$9.51	$9.73

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.10		0.09		0.19	0.41
Net realized and unrealized gain (loss)	0.33		0.77		1.65		(2.32)	0.31

Total from investment operations	0.43		0.87		1.74		(2.13)	0.72

Less distributions to shareholders:
From net investment income	(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Total distributions	(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Net asset value, end of period	$6.79		$7.11		$6.59		$6.17	$9.51

Total Return(b)	6.37%		13.36%		29.54%		(24.52)%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,945		$108,684		$209,150		$211,764	$514,570
Net operating expenses to average daily net assets(c)	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Net investment income (loss) to average daily net assets(a)	1.39%		1.45%		1.32%		2.20%	4.26%
Portfolio turnover rate	43%		46%		29%		47%	51%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g)	0.24%		0.16%		0.12%		0.09%	0.07%
Redemption fees consisted of the following per share amounts†	—		—		$0.00	(h )	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% of average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC FIXED INCOME FUND

	Class III Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$15.39		$15.51		$17.37		$23.60		$25.22		$15.38		$15.49		$17.35		$23.57		$25.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.17		0.16		0.71		0.78		0.09		0.15		0.17		0.68		0.97
Net realized and unrealized gain (loss)	1.85		0.54		3.78		(5.70)		(1.37)		1.86		0.57		3.77		(5.64)		(1.55)

Total from investment operations	1.93		0.71		3.94		(4.99)		(0.59)		1.95		0.72		3.94		(4.96)		(0.58)

Less distributions to shareholders:
From net investment income	(0.92)		(0.46)		(0.27)		(1.24)		(0.97)		(0.93)		(0.46)		(0.29)		(1.26)		(1.01)
From net realized gains	—		—		—		—		(0.06)		—		—		—		—		(0.06)
Return of capital	—		(0.37)		(5.53)		—		—		—		(0.37)		(5.51)		—		—

Total distributions	(0.92)		(0.83)		(5.80)		(1.24)		(1.03)		(0.93)		(0.83)		(5.80)		(1.26)		(1.07)

Net asset value, end of period	$16.40		$15.39		$15.51		$17.37		$23.60		$16.40		$15.38		$15.49		$17.35		$23.57

Total Return	12.60	%(b)	4.76	%(b)	27.97	%(b)	(21.20	)%(b)	(2.39	)%(b)	12.77	%(c)	4.84	%(c)	28.00	%(c)	(21.09	)%(c)	(2.35	)%(c)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,215		$77,084		$139,571		$227,453		$277,879		$2,405,821		$2,476,073		$2,005,889		$2,246,197		$5,121,698
Net expenses to average daily net assets(e)	0.39	%(d)	0.39	%(d)	0.39%		0.40	%(d)	0.38	%(d)	0.29	%(d)	0.29	%(d)	0.30%		0.30	%(d)	0.29	%(d)
Net investment income (loss) to average daily net assets(a)	0.51%		1.09%		1.01%		3.32%		3.12%		0.58%		1.00%		1.05%		3.14%		3.87%
Portfolio turnover rate	30%		19%		35%		70%		67%		30%		19%		35%		70%		67%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.04%		0.04%		0.03%		0.03%		0.04%		0.04%		0.04%		0.03%		0.03%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(f)	—		$0.00	(f)	$0.02		—		$0.00	(f)	—		$0.00	(f)	$0.02		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.18	$7.98	$7.00	$8.79	$9.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13	0.12	0.09	0.26	0.33
Net realized and unrealized gain (loss)	0.71	0.47	1.39	(1.49)	(0.62)

Total from investment operations	0.84	0.59	1.48	(1.23)	(0.29)

Less distributions to shareholders:
From net investment income	(0.41)	(0.39)	(0.42)	(0.56)	(0.01)
Return of capital	(0.26)	—	(0.08)	—	(0.12)

Total distributions	(0.67)	(0.39)	(0.50)	(0.56)	(0.13)

Net asset value, end of period	$8.35	$8.18	$7.98	$7.00	$8.79

Total Return(b)	10.48%	7.35%	22.19%	(13.93)%	(3.08)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,021	$70,799	$137,301	$127,081	$155,952
Net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss) to average daily net assets(a)	1.58%	1.43%	1.19%	3.24%	3.62%
Portfolio turnover rate	52%	51%	31%	28%	55%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.25%	0.17%	0.12%	0.13%	0.09%
Redemption fees consisted of the following per share amounts†	—	—	$0.01	$0.00 (e)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$7.91	$7.58	$6.33		$8.70	$8.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11	0.12	0.10		0.25	0.42
Net realized and unrealized gain (loss)	0.55	0.82	1.66		(2.11)	0.11

Total from investment operations	0.66	0.94	1.76		(1.86)	0.53

Less distributions to shareholders:
From net investment income	(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Total distributions	(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Net asset value, end of period	$8.11	$7.91	$7.58		$6.33	$8.70

Total Return(b)	8.57%	12.84%	28.99%		(22.77)%	6.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,213	$209,891	$213,875		$261,706	$338,614
Net operating expenses to average daily net assets(c)(d)	0.39%	0.38%	0.38%		0.39%	0.38%
Interest expense to average daily net assets(e)	—	0.01%	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.38%		0.39%	0.38%
Net investment income (loss) to average daily net assets(a)	1.39%	1.50%	1.37%		3.24%	4.86%
Portfolio turnover rate	38%	45%	31%		35%	20%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.09%	0.07%	0.04%		0.03%	0.03%
Redemption fees consisted of the following per share amounts†	—	—	$0.01		$0.00 (g)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.10		$8.47		$5.85		$10.06		$10.73		$9.09		$8.47		$5.85		$10.06		$10.73

Income (loss) from investment operations:
Net investment income (loss)†	0.84		1.03	(a)	0.52		0.54		0.68		0.84		1.05	(b)	0.53		0.53		0.69
Net realized and unrealized gain (loss)	0.58		0.81		2.70		(3.77)		(0.13)		0.59		0.78		2.69		(3.76)		(0.13)

Total from investment operations	1.42		1.84		3.22		(3.23)		0.55		1.43		1.83		3.22		(3.23)		0.56

Less distributions to shareholders:
From net investment income	(0.93)		(1.21)		(0.60)		(0.77)		(0.76)		(0.94)		(1.21)		(0.60)		(0.77)		(0.77)
From net realized gains	—		—		—		(0.21)		(0.46)		—		—		—		(0.21)		(0.46)

Total distributions	(0.93)		(1.21)		(0.60)		(0.98)		(1.22)		(0.94)		(1.21)		(0.60)		(0.98)		(1.23)

Net asset value, end of period	$9.59		$9.10		$8.47		$5.85		$10.06		$9.58		$9.09		$8.47		$5.85		$10.06

Total Return(c)	16.62%		22.23%		55.95%		(32.75)%		5.07%		16.69%		22.19%		56.02%		(32.66)%		5.13%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$679,533		$564,570		$602,065		$535,194		$734,921		$1,117,850		$1,122,409		$1,287,496		$1,291,258		$2,114,181
Net operating expenses to average daily net assets(d)(e)	0.64%		0.59%		0.58%		0.59%		0.57%		0.59%		0.54%		0.53%		0.54%		0.53%
Interest expense to average daily net assets	0.08	%(f)	0.08	%(g)	0.11	%(g)	0.23	%(g)	0.74	%(f)	0.08	%(f)	0.07	%(g)	0.11	%(g)	0.23	%(g)	0.74	%(f)
Total net expenses to average daily net assets(e)	0.72%		0.67%		0.69%		0.82%		1.31%		0.67%		0.61%		0.64%		0.77%		1.27%
Net investment income (loss) to average daily net assets	8.90%		11.09	%(h)	6.98%		6.36%		6.36%		8.95%		11.37	%(i)	7.03%		6.46%		6.45%
Portfolio turnover rate	29%		21%		36%		38%		53%		29%		21%		36%		38%		53%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.02		$0.05		$0.00	(j)	$0.01		$0.01		$0.02		$0.04		$0.00	(j)	$0.00	(j)

(a)

Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.

(b)

Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.

(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivatives contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)

Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.

(i)

Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.

(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION INVESTMENT FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$8.36	$8.07		$7.15	$8.45	$8.93

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02	0.05		0.06	0.30	0.32
Net realized and unrealized gain (loss)	(0.03)	0.29		0.96	(1.29)	(0.28)

Total from investment operations	(0.01)	0.34		1.02	(0.99)	0.04

Less distributions to shareholders:
From net investment income	(0.03)	(0.05)		(0.07)	(0.31)	(0.52)
Return of Capital	—	—		(0.03)	—	—

Total distributions	(0.03)	(0.05)		(0.10)	(0.31)	(0.52)

Net asset value, end of period	$8.32	$8.36		$8.07	$7.15	$8.45

Total Return(b)	(0.15)%	4.22%		14.40%	(11.78)%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,572	$5,997		$6,627	$6,228	$7,375
Net expenses to average daily net assets(c)	0.20%	0.20	%(d)	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.29%	0.60%		0.83%	3.81%	3.59%
Portfolio turnover rate	17%	20%		11%	4%	5%
Fees and expenses reimbursed by the Manager to average daily net assets	0.84%	0.94%		0.90%	0.79%	0.60%
Redemption fees consisted of the following per share amounts†	—	—		$0.00 (e)	$0.00 (e)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL FUND

	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.38		$14.98		$17.10		$24.03		$25.66

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.19		0.26		0.76		1.38
Net realized and unrealized gain (loss)	(0.15)		0.91		3.40		(4.41)		(1.64)

Total from investment operations	(0.03)		1.10		3.66		(3.65)		(0.26)

Less distributions to shareholders:
From net investment income	(0.10)		(0.18)		(0.24)		(1.06)		(1.37)
From return on capital	(4.29)		(5.52)		(5.54)		(2.22)		—

Total distributions	(4.39)		(5.70)		(5.78)		(3.28)		(1.37)

Net asset value, end of period	5.96		$10.38		$14.98		$17.10		$24.03

Total Return(a)	0.13%		9.30%		25.58%		(15.97)%		(1.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,161,213		$2,053,584		$3,189,414		$3,676,748		$7,671,415
Net operating expenses to average daily net assets(b)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Interest expense to average daily net assets	—		0.01	%(d)	0.01	%(d)	—		—
Total net expenses to average daily net assets	0.00	%(c)(e)	0.01	%(c)	0.01	%(c)	0.00	%(c)(e)	0.00	%(c)(e)
Net investment income (loss) to average daily net assets	1.50%		1.52%		1.60%		3.46%		5.41%
Portfolio turnover rate	0%		0%		0%		16%		27%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%		0.02%		0.01%
Redemption fees consisted of the following per share amounts†	—		—		—		$0.02		—

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(b)	Net operating expenses were less than 0.01% to average daily net assets.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$18.65	$17.27	$17.08		$23.39	$25.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18	0.22	0.21		1.17	1.07
Net realized and unrealized gain (loss)	(0.20)	1.34	3.47		(4.92)	(1.38)

Total from investment operations	(0.02)	1.56	3.68		(3.75)	(0.31)

Less distributions to shareholders:
From net investment income	(0.21)	(0.18)	(0.22)		(0.81)	(1.35)
Return of capital	—	—	(3.27)		(1.75)	—

Total distributions	(0.21)	(0.18)	(3.49)		(2.56)	(1.35)

Net asset value, end of period	$18.42	$18.65	$17.27		$17.08	$23.39

Total Return(b)	(0.07)%	9.08%	25.13%		(15.90)%	(1.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,066	$34,959	$33,744		$26,878	$10,637
Net expenses to average daily net assets(c)	0.20%	0.20%	0.20	%(d)	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.98%	1.22%	1.28%		5.47%	4.25%
Portfolio turnover rate	6%	5%	2%		18%	127%
Fees and expenses reimbursed by the Manager to average daily net assets	0.13%	0.16%	0.20%		0.17%	0.15%
Redemption fees consisted of the following per share amounts†	—	—	$0.00	(e)	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INFLATION INDEXED PLUS BOND FUND

	Class III Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2012		2011		2010	2009		2008		2012		2011		2010	2009		2008
Net asset value, beginning of period	$19.52		$18.40		$14.88	$23.52		$25.47		$19.52		$18.39		$14.87	$23.51		$25.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.22		0.25	0.82		1.13		0.39		0.24		0.26	1.37		1.38
Net realized and unrealized gain (loss)	2.58		2.25		4.45	(6.90)		(0.21)		2.53		2.25		4.45	(7.43)		(0.45)

Total from investment operations	2.89		2.47		4.70	(6.08)		0.92		2.92		2.49		4.71	(6.06)		0.93

Less distributions to shareholders:
From net investment income	(1.92)		(0.51)		(0.72)	(2.56)		(2.81)		(1.93)		(0.52)		(0.72)	(2.58)		(2.84)
From net realized gains	(5.65)		(0.84)		—	—		(0.06)		(5.65)		(0.84)		—	—		(0.06)
Return of capital	—		—		(0.46)	—		—		—		—		(0.47)	—		—

Total distributions	(7.57)		(1.35)		(1.18)	(2.56)		(2.87)		(7.58)		(1.36)		(1.19)	(2.58)		(2.90)

Net asset value, end of period	$14.84		$19.52		$18.40	$14.88		$23.52		$14.86		$19.52		$18.39	$14.87		$23.51

Total Return(b)	16.87%		13.55%		32.96%	(26.89)%		3.95%		17.05%		13.71%		33.05%	(26.82)%		4.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,162		$71,856		$76,048	$114,859		$137,492		$3,252		$79,877		$329,041	$252,911		$90,360
Net operating expenses to average daily net assets(c)	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.37	%(d)	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.29	%(d)
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	—	—		0.07%		0.00	%(f)	0.00	%(f)	—	—		0.07%
Total net expenses to average daily net assets(c)	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.44	%(d)	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.36	%(d)
Net investment income (loss) to average daily net assets(a)	1.65%		1.13%		1.50%	4.17%		4.51%		1.97%		1.21%		1.54%	7.73%		5.48%
Portfolio turnover rate	69%		81%		44%	56%		131%		69%		81%		44%	56%		131%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.30%		0.12%		0.10%	0.11%		0.06%		0.17%		0.10%		0.10%	0.09%		0.06%
Redemption fees consisted of the following per share amounts†	—		—		$0.00 (g)	$0.01		—		—		—		$0.00 (g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

U.S. TREASURY FUND

	Year Ended February 28/29,				Period from March 17, 2009 (commencement of operations) through February 28, 2010
	2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.01		0.00	(a)	0.02

Total from investment operations	0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.05)
From net realized gains	(0.01)		(0.00	)(b)	(0.01)

Total distributions	(0.02)		(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00

Total Return(c)	0.07%		0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,056,342		$1,814,553		$546,076
Net expenses to average daily net assets	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.04%		0.13%		0.18	%*
Portfolio turnover(f)	0%		0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10%		0.11%		0.12	%*

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distributions. Without the waivers, total returns would have been (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 29, 2012, February 28, 2011 and February 28, 2010.

(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Portfolio turnover rate calculation excludes short-term investments.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

	Class III Shares						Class VI Shares
	Year Ended February 28/29,				Period from March 27, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,				Period from March 18, 2009 (commencement of operations) through February 28, 2010
	2012		2011				2012		2011
Net asset value, beginning of period	$25.01		$26.13		$25.15		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.32		0.51		0.92		0.56		0.64		0.80
Net realized and unrealized gain (loss)	0.78		0.64		0.85		0.57		0.54		1.15

Total from investment operations	1.10		1.15		1.77		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.51)		(0.50)		(0.60)		(0.53)		(0.53)		(0.63)
From net realized gains	(1.00)		(1.77)		(0.19)		(1.00)		(1.77)		(0.19)

Total distributions	(1.51)		(2.27)		(0.79)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$24.60		$25.01		$26.13		$24.61		$25.01		$26.13

Total Return(a)	4.49%		4.51%		7.07	%**	4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,692		$48,676		$40,225		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets(b)	0.40	%(c)	0.41	%(c)	0.40	%*	0.31	%(c)	0.31	%(c)	0.31	%*
Interest expense to average daily net assets(d)	0.01%		0.03%		0.03	%*	0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets(b)	0.41%		0.44%		0.43	%*	0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	1.31%		1.94%		3.86	%*	2.25%		2.43%		3.24	%*
Portfolio turnover rate	319%		315%		116	%(e)**	319%		315%		116	%(e)**
Fees and expenses reimbursed by the Manager to average daily net assets(f)	0.06%		0.04%		0.04	%*	0.04%		0.04%		0.04	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION FUNDS

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$25.51	$22.80	$16.55	$25.55	$31.90

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.51	0.43	0.40	0.45	0.55
Net realized and unrealized gain (loss)	2.71	2.73	6.05	(8.50)	(2.10)

Total from investment operations	3.22	3.16	6.45	(8.05)	(1.55)

Less distributions to shareholders:
From net investment income	(0.73)	(0.45)	(0.20)	(0.40)	(1.60)
From net realized gains	—	—	—	(0.55)	(3.20)

Total distributions	(0.73)	(0.45)	(0.20)	(0.95)	(4.80)

Net asset value, end of period	$28.00	$25.51	$22.80	$16.55	$25.55

Total Return(c)	12.83%	14.13%	38.94%	(32.42)%	(6.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,213	$95,923	$128,565	$69,415	$95,067
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	1.99%	1.86%	1.99%	1.94%	1.78%
Portfolio turnover rate	12%	7%	2%	39%	26%
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%	0.06%	0.05%	0.06%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	$0.00 (g)	$0.00 (g)	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investments in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.80	$8.96	$6.17	$16.45	$17.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23	0.13	0.28	0.40	0.31
Net realized and unrealized gain (loss)	(0.81)	1.87	2.81	(7.20)	1.32

Total from investment operations	(0.58)	2.00	3.09	(6.80)	1.63

Less distributions to shareholders:
From net investment income	(0.24)	(0.16)	(0.20)	(0.39)	(1.00)
From net realized gains	—	—	(0.10)	(3.09)	(2.14)

Total distributions	(0.24)	(0.16)	(0.30)	(3.48)	(3.14)

Net asset value, end of period	$9.98	$10.80	$8.96	$6.17	$16.45

Total Return(b)	(5.21)%	22.43%	50.37%	(48.63)%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,166,993	$1,277,551	$1,017,731	$519,663	$755,542
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.33%	1.39%	3.21%	3.46%	1.66%
Portfolio turnover rate	29%	13%	11%	33%	9%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01	$0.00 (f)	$0.01	$0.01	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.23	$12.69	$9.20	$20.63	$22.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36	0.18	0.41	0.65	0.47
Net realized and unrealized gain (loss)	(1.35)	2.54	3.49	(9.20)	0.52

Total from investment operations	(0.99)	2.72	3.90	(8.55)	0.99

Less distributions to shareholders:
From net investment income	(0.37)	(0.18)	(0.41)	(0.62)	(1.24)
From net realized gains	—	—	—	(2.26)	(1.28)

Total distributions	(0.37)	(0.18)	(0.41)	(2.88)	(2.52)

Net asset value, end of period	$13.87	$15.23	$12.69	$9.20	$20.63

Total Return(b)	(6.32)%	21.53%	42.22%	(46.05)%	3.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$810,338	$796,026	$661,103	$409,278	$718,390
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.53%	1.34%	3.39%	4.12%	2.04%
Portfolio turnover rate	26%	14%	20%	33%	4%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.02%	0.02%	0.01%	0.02%
Redemption fees consisted of the following per share amounts†	—	—	$0.00 (f)	$0.00 (f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder, if any.

(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.60	$7.40	$5.29	$10.25	$11.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19	0.15	0.20	0.34	0.20
Net realized and unrealized gain (loss)	0.00 (b)	1.17	2.11	(4.01)	0.09 (b)

Total from investment operations	0.19	1.32	2.31	(3.67)	0.29

Less distributions to shareholders:
From net investment income	(0.20)	(0.12)	(0.15)	(0.31)	(0.49)
From net realized gains	(0.10)	—	(0.05)	(0.98)	(1.51)

Total distributions	(0.30)	(0.12)	(0.20)	(1.29)	(2.00)

Net asset value, end of period	$8.49	$8.60	$7.40	$5.29	$10.25

Total Return(c)	2.47%	17.97%	43.73%	(39.44)%	1.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,636,875	$1,485,712	$704,866	$431,278	$356,524
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.27%	1.96%	2.78%	4.27%	1.63%
Portfolio turnover rate	28%	6%	34%	52%	30%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.02%	0.02%	0.03%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (g)	$0.01	$0.01	$0.01	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2008, “GMO Global (U.S.+) Equity Allocation Fund” was renamed “GMO Global Equity Allocation Fund.”

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.32	$16.74	$12.29	$21.71	$24.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40	0.28	0.42	0.53	0.43
Net realized and unrealized gain (loss)	0.18	2.59	4.47	(8.50)	0.01 (b)

Total from investment operations	0.58	2.87	4.89	(7.97)	0.44

Less distributions to shareholders:
From net investment income	(0.41)	(0.29)	(0.44)	(0.54)	(1.10)
From net realized gains	—	—	—	(0.91)	(1.88)

Total distributions	(0.41)	(0.29)	(0.44)	(1.45)	(2.98)

Net asset value, end of period	$19.49	$19.32	$16.74	$12.29	$21.71

Total Return(c)	3.14%	17.19%	39.64%	(38.63)%	0.72%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,235,143	$1,215,043	$1,059,840	$698,525	$944,374
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.11%	1.61%	2.64%	2.89%	1.72%
Portfolio turnover rate	27%	20%	16%	35%	20%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	—	$0.00 (g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.22	$9.30	$7.28	$11.37	$12.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24	0.17	0.27	0.87	0.48
Net realized and unrealized gain (loss)	0.21	0.94	2.10	(3.43)	0.05

Total from investment operations	0.45	1.11	2.37	(2.56)	0.53

Less distributions to shareholders:
From net investment income	(0.27)	(0.19)	(0.35)	(1.04)	(0.53)
From net realized gains	—	—	—	(0.49)	(0.64)

Total distributions	(0.27)	(0.19)	(0.35)	(1.53)	(1.17)

Net asset value, end of period	$10.40	$10.22	$9.30	$7.28	$11.37

Total Return(b)	4.51%	11.98%	32.60%	(24.30)%	4.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,612,740	$3,457,703	$3,104,293	$2,432,987	$3,364,855
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.37%	1.73%	3.00%	8.81%	3.89%
Portfolio turnover rate	40%	32%	29%	44%	76%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts(f)†	$0.00	$0.00	$0.00	$0.00	$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective September 15, 2011, “GMO Global Balanced Asset Allocation Fund” was renamed “GMO Global Asset Allocation Fund.”

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$20.78	$18.54	$14.37	$22.70	$23.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48	0.33	0.54	1.57	0.99
Net realized and unrealized gain (loss)	0.51	2.26	4.26	(7.23)	(0.15)

Total from investment operations	0.99	2.59	4.80	(5.66)	0.84

Less distributions to shareholders:
From net investment income	(0.51)	(0.35)	(0.63)	(1.61)	(1.02)
From net realized gains	—	—	—	(1.06)	(0.83)

Total distributions	(0.51)	(0.35)	(0.63)	(2.67)	(1.85)

Net asset value, end of period	$21.26	$20.78	$18.54	$14.37	$22.70

Total Return(b)	4.93%	14.02%	33.44%	(26.75)%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,022,555	$1,752,168	$1,851,213	$1,107,258	$1,100,116
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.33%	1.73%	3.04%	8.05%	4.05%
Portfolio turnover rate	35%	36%	14%	34%	47%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.01%	0.01%
Redemption fees consisted of the following per share amounts†	—	—	$0.00 (f)	$0.01	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$22.72	$21.49		$17.51		$25.30		$26.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21	0.36		0.64		3.21		1.19
Net realized and unrealized gain (loss)	1.44 (b)	1.28		4.11		(6.72)		1.18

Total from investment operations	1.65	1.64		4.75		(3.51)		2.37

Less distributions to shareholders:
From net investment income	(0.34)	(0.41)		(0.75)		(3.71)		(1.12)
From net realized gains	—	—		(0.02)		(0.57)		(2.87)

Total distributions	(0.34)	(0.41)		(0.77)		(4.28)		(3.99)

Net asset value, end of period	$24.03	$22.72		$21.49		$17.51		$25.30

Total Return(c)	7.36%	7.69%		27.18%		(15.11)%		8.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,452	$3,170,573		$1,733,173		$1,436,951		$1,610,066
Net expenses to average daily net assets(d)(e)(f)	0.01%	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets(a)	0.93%	1.63%		3.14%		14.05%		4.30%
Portfolio turnover rate	33%	19%		24%		40%		57%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.00	(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets.
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$23.49	$24.55	$28.85	$55.55	$52.10

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.46	0.30	0.55	1.15	1.05
Net realized and unrealized gain (loss)	0.52	(1.36)	(3.35)	4.65	3.50

Total from investment operations	0.98	(1.06)	(2.80)	5.80	4.55

Less distributions to shareholders:
From net investment income	(0.34)	—	(1.50)	(22.05)	(1.10)
From net realized gains	—	—	—	(10.45)	—

Total distributions	(0.34)	—	(1.50)	(32.50)	(1.10)

Net asset value, end of period	$24.13	$23.49	$24.55	$28.85	$55.55

Total Return(c)	4.13%	(4.32)%	(10.30)%	11.92%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,752	$59,746	$71,481	$121,711	$176,067
Net expenses to average daily net assets(d)(e)	0.24%	0.23%	0.24%	0.23%	0.16%
Net investment income (loss) to average daily net assets(b)	1.89%	1.26%	2.16%	2.37%	1.91%
Portfolio turnover rate	125%	89%	114%	87%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(f)	0.44%	0.46%	0.45%	0.44%	0.51%
Redemption fees consisted of the following per share amounts†	—	—	—	$0.00 (g)	$0.01

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012	2011(a)	2010(a)	2009(a)	2008(a)
$23.50	$24.55	$28.85	$55.55	$52.05

0.47	0.31	0.55	1.20	1.05
0.52	(1.36)	(3.35)	4.60	3.55

0.99	(1.05)	(2.80)	5.80	4.60

(0.35)	—	(1.50)	(22.05)	(1.10)
—	—	—	(10.45)	—

(0.35)	—	(1.50)	(32.50)	(1.10)

$24.14	$23.50	$24.55	$28.85	$55.55

4.19%	(4.28)%	(10.30)%	12.00%	8.90%

$2,086,001	$1,930,347	$1,648,282	$1,854,153	$2,557,970
0.19%	0.18%	0.18%	0.18%	0.11%
1.91%	1.27%	2.11%	2.52%	1.96%
125%	89%	114%	87%	44%
0.43%	0.46%	0.46%	0.44%	0.51%
—	—	—	$0.00 (g)	$0.01

INVESTMENT IN OTHER GMO FUNDS

GMO Alternative Asset Opportunity Fund.    GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers Class III shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets.

AAOF’s investment objective is long-term total return.

AAOF invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. AAOF seeks to take advantage of the Manager’s proprietary investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.

AAOF normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury-Bills) or money market funds. AAOF also may invest in U.S. and non-U.S. fixed income securities and hold shares of other series of the Trust, including Short-Duration Collateral Fund (“SDCF”) and U.S. Treasury Fund.

The Manager’s models for this active quantitative process are based on the following strategies:

Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum.

The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and some other assets, AAOF invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which AAOF may invest directly. References to AAOF in this summary of AAOF’s investment strategy may refer to actions undertaken by AAOF or the subsidiary company. AAOF does not invest directly in commodities and commodity-related derivatives.

AAOF’s benchmark is the Citigroup 3-Month Treasury Bill Index. AAOF does not maintain a specified interest rate duration for its portfolio.

AAOF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AAOF will typically have gross investment exposures in excess of its net assets (i.e., AAOF will be leveraged) and therefore is subject to heightened risk of loss. AAOF’s performance can depend substantially, if not primarily, on derivative reference assets that AAOF does not own.

If deemed prudent by the Manager, AAOF may take temporary defensive positions.

A GMO Fund that invests in AAOF is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Management and Operational Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Market Risk — Equity Securities, Currency Risk, Commodities Risk, Market Risk — Fixed Income Investments, Market Risk — Asset-Backed Securities, Derivatives Risk, Counterparty Risk, Short Sales Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Fund of Funds Risk, and Large Shareholder Risk. AAOF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were a diversified investment company. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks.

GMO Debt Opportunities Fund.    GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Debt Opportunities Fund does not own.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

For cash management purposes, Debt Opportunities Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by the Manager, Debt Opportunities Fund may take temporary defensive positions. Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

A GMO Fund that invests in Debt Opportunities Fund is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk — Fixed Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. Shareholders of each GMO Fund investing in Debt Opportunities Fund are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund.    GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. High Quality Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, High Quality Fund will typically have gross investment exposures in excess of its net assets (i.e., High Quality Fund will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on derivative reference assets that High Quality Fund does not own.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

For cash management purposes, High Quality Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by the Manager, High Quality Fund may take temporary defensive positions.

A GMO Fund that invests in High Quality Fund is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Market Risk — Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks.

GMO Implementation Fund.    GMO Implementation Fund (“Implementation Fund”), a series of the Trust, is not offered by this Prospectus. Implementation Fund is managed by GMO.

Implementation Fund does not pay an investment management fee or shareholder service fee.

Implementation Fund’s investment objective is a positive total return, not “relative return.”

The Manager pursues investment strategies for Implementation Fund that are intended to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund. Accordingly, Implementation Fund is not a standalone investment and Implementation Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. Depending on the Manager’s outlook, Implementation Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and real estate) and at times may be substantially invested in a single asset class. Implementation Fund may invest in companies of any market capitalization. In addition, Implementation Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. Implementation Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent Implementation Fund invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). Implementation Fund also may have exposure to short sales. The Manager’s ability to shift investments among asset classes is not subject to any limits.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives (e.g., selling put options on securities) and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Implementation Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. Implementation Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Implementation Fund may lend its portfolio securities.

Implementation Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Implementation Fund may have gross investment exposures in excess of its net assets (i.e., Implementation Fund may be leveraged) and therefore is subject to heightened risk of loss. Implementation Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Implementation Fund does not own.

Implementation Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, Implementation Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Because of its investment in Implementation Fund, Benchmark-Free Allocation Fund is subject to all of the risks to which Implementation Fund is exposed. The principal risks of an investment in Implementation Fund include Market Risk — Equity Securities, Market Risk — Fixed Income Investments, Non-U.S. Investment Risk, Management and Operational Risk, Smaller Company Risk, Liquidity Risk, Derivatives Risk, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Real Estate Risk, Market Disruption and Geopolitical Risk, Short Sales Risk, Focused Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. Implementation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Implementation Fund may affect Implementation Fund’s performance more than if Implementation Fund were a diversified investment company. Shareholders of Benchmark-Free Allocation Fund are indirectly exposed to these risks.

GMO Special Situations Fund.    GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SSF’s investment objectives are capital appreciation and capital preservation.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, SSF is not a standalone investment and SSF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine SSF’s strategic direction.

SSF may have long or short exposure to non-U.S. and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), non-U.S. and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

SSF is permitted to use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and non-U.S. currency derivative transactions. SSF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, SSF will typically have gross investment exposures in excess of its net assets (i.e., SSF will be leveraged) and therefore is subject to heightened risk of loss. SSF’s performance can depend substantially, if not primarily, on derivative reference assets that SSF does not own.

SSF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

For cash management purposes, SSF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in SSF is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Market Risk — Equity Securities, Market Risk — Fixed Income Investments, Credit Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Non-U.S. Investment Risk, Large Shareholder Risk and Fund of Funds Risk. SSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were a diversified investment company. Shareholders of each GMO Fund investing in SSF are indirectly exposed to these risks.

GMO U.S. Flexible Equities Fund.    GMO U.S. Flexible Equities Fund (“U.S. Flex”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. U.S. Flex is managed by GMO.

U.S. Flex pays an investment management fee to the Manager at the annual rate of 0.33% of U.S. Flex’s average daily net assets for each class of shares. U.S. Flex offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

U.S. Flex’s investment objective is total return in excess of its benchmark, the Russell 3000 Index. There can be no assurance that U.S. Flex will achieve its investment objective.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, U.S. Flex is not a standalone investment. The Manager uses multi-year forecasts of returns and risk to determine U.S. Flex’s strategic direction.

Under normal circumstances, U.S. Flex invests directly and indirectly at least 80% of its assets in equity investments tied economically to the U.S. In addition, U.S. Flex may invest up to 20% of its net assets in any type of securities, including non-U.S. securities. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depository receipts, exchange-traded equity REITs, and income trusts.

U.S. Flex is permitted to make equity investments of all types, including investments in growth or value style equities or other groups of equities identified by the Manager as attractive investments, and to make equity investments in companies of any market capitalization. In addition, U.S. Flex is not limited in how much it may invest in any segment of the U.S. market or in the types of equity investments it may purchase, and may often own a limited number of equity investments of companies in a single U.S. market segment and/or capitalization range. U.S. Flex could experience material losses from a single investment.

As of the date of this Prospectus, the Manager expects to invest substantially all of the U.S. Flex’s assets in equities that the Manager believes to be of high quality. In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Flex’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. U.S. Flex also may make short sales of securities, including short sales of securities U.S. Flex does not own. In addition, U.S. Flex may lend its portfolio securities.

For cash management purposes, U.S. Flex may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in U.S. Flex is subject to all of the risks to which U.S. Flex is exposed. The principal risks of an investment in U.S. Flex include Management and Operational Risk, Market Risk — Equity Securities, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, and Fund of Funds Risk. U.S. Flex is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by U.S. Flex may affect U.S. Flex’s performance more than if U.S. Flex were a diversified investment company. Shareholders of each GMO Fund investing in U.S. Flex are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund.    GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Overlay Fund seeks to achieve its investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, Overlay Fund establishes its positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds).

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have a higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Overlay Fund will typically have gross investment exposures in excess of its net assets (i.e., Overlay Fund will be leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Overlay Fund does not own.

Overlay Fund has a substantial investment in asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by the Manager, Overlay Fund may take temporary defensive positions.

A GMO Fund that invests in Overlay Fund is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Investments, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks.

[This page intentionally left blank.]

[This page intentionally left blank.]

FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
U.S. Equity Funds
U.S. Core Equity Fund (p. 1)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	—	—	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Quality Fund (p. 4)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
U.S. Intrinsic Value Fund (p. 7)	Class III	GMVUX	USIntrVal	362013 74 0
U.S. Growth Fund (p. 10)	Class III	GMGWX	USGrowth	362013 87 2
U.S. Small/Mid Cap Fund (p. 13)	Class III	GMSUX	USSMidVal	362013 83 1
Real Estate Fund (p. 16)	Class III	GMORX	RealEstate	362007 62 7

International Equity Funds
International Core Equity Fund (p. 19)	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
International Intrinsic Value Fund (p. 22)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Intrinsic Value Extended Markets Fund (p. 25)	Class II	—	—	—
	Class III	—	—	—
	Class IV	GMOVX	N/A	362014 88 8
International Large/Mid Cap Value Fund (p. 28)	Class III	—	—	—
	Class IV	—	—	—
	Class V	—	—	—
	Class VI	—	—	—
International Growth Equity Fund (p. 31)	Class III	GMIGX	IntlGroEq	362013 60 9
	Class IV	GMGFX	IntlGroEq	362013 70 8
Developed World Stock Fund (p. 34)	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
International Small Companies Fund (p. 37)	Class III	GMISX	IntSmCos	362007 52 8
Asset Allocation International Small Companies Fund (p. 40)	Class III	—	—	—
Tax-Managed International Equities Fund (p. 43)	Class III	GTMIX	TxMngIntEq	362008 66 6
Foreign Fund (p. 46)	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. 49)	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
Global Focused Equity Fund (p. 52)	Class III	GGFEX	N/A	362013 14 6
	Class IV	—	—	362013 13 8
Emerging Markets Fund (p. 55)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. 58)	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. 61)	Class II	GEDTX	N/A	362013 22 9
	Class III	GDFIX	—	362013 21 1
	Class IV	GEDIX	N/A	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	GEDFX	N/A	362013 17 9
Taiwan Fund (p. 64)	Class III	GMOTX	Taiwan	362013 26 0
Flexible Equities Fund (p. 67)	Class III	GFEFX	FlexEqIII	362013 31 0
	Class VI	GFFEX	FlexEqVI	362013 29 4
Resources Fund (p. 70)	Class III	GOFIX	—	362014 10 2
	Class IV	—	—	362014 20 1
	Class V	—	—	362014 30 0
	Class VI	—	—	362014 40 9
Currency Hedged International Equity Fund (p. 73)	Class III	GMOCX	CurHgIntEq	362007 58 5

Fixed Income Funds
Domestic Bond Fund (p. 76)	Class III	GMDBX	DomestBd	362007 41 1
	Class VI	GDBSX	DomestBd	362008 13 8
Core Plus Bond Fund (p. 79)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
International Bond Fund (p. 82)	Class III	GMIBX	IntlBond	362007 37 9
Strategic Fixed Income Fund (p. 85)	Class III	GFITX	StratFxdInc	362013 44 3
	Class VI	GMFIX	StratFxdInc	362013 41 9
Currency Hedged International Bond Fund (p. 88)	Class III	GMHBX	CurHgIntBd	362007 34 6
Global Bond Fund (p. 91)	Class III	GMGBX	GlobalBd	362007 31 2
Emerging Country Debt Fund (p. 94)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Short-Duration Investment Fund (p. 97)	Class III	GMSIX	ShortDurInv	362007 47 8
Short-Duration Collateral Fund (p. 100)	N/A	GMOSX	ShdurCol	362013 28 6
Short-Duration Collateral Share Fund (p. 103)	Class III	GMDCX	N/A	362013 53 4
	Class VI	GSDFX	—	362013 49 2
Inflation Indexed Plus Bond Fund (p. 106)	Class III	GMITX	InfltInPlus	362013 47 6
	Class VI	GMIPX	InfltInPlus	362013 46 8
U.S. Treasury Fund (p. 109)	N/A	GUSTX	USTreas	362013 36 9
Asset Allocation Bond Fund (p. 111)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Asset Allocation International Bond Fund (p. 114)	Class III	—	—	362013 35 1
	Class VI	—	—	362013 34 4

Asset Allocation Funds
U.S. Equity Allocation Fund (p. 117)	Class III	GUSAX	N/A	362007 75 9
International Equity Allocation Fund (p. 120)	Class III	GIEAX	N/A	362007 21 3
International Opportunities Equity Allocation Fund (p. 123)	Class III	GIOTX	N/A	362013 45 0
Global Equity Allocation Fund (p. 126)	Class III	GMGEX	N/A	362007 14 8
World Opportunities Equity Allocation Fund (p. 129)	Class III	GWOAX	N/A	362008 15 3
Global Asset Allocation Fund (p. 132)	Class III	GMWAX	N/A	362007 17 1
Strategic Opportunities Allocation Fund (p. 136)	Class III	GBATX	N/A	362008 16 1
Benchmark-Free Allocation Fund (p. 140)	Class III	GBMFX	N/A	362008 31 0
	Class IV	—	—	362014 60 7
Alpha Only Fund (p. 144)	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

10 High Street

Suite 302

Boston, Massachusetts 02110

Investment Company Act File No. 811-04347

Filed pursuant to Rule 497(c)

File Nos. 002-98772 and 811-04347

GMO Trust

Prospectus

June 30, 2012

■ GMO Benchmark-Free Allocation Fund

Class MF: N/A

■ Shares of the Fund described in this Prospectus may not be available for purchase in all states. This Prospectus does not offer shares in any state where they may not lawfully be offered.

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

GMO Benchmark-Free Allocation Fund

FUND SUMMARY

Investment objective

Positive total return not “relative” return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class MF
Purchase premium (as a percentage of amount invested)	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class MF
Management fee	0.65%[1]
Total other expenses	0.12%
Supplemental support fee	0.10%[1]
Other expenses	0.02%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]
Total annual operating expenses	1.12%
Expense reimbursement/waiver	(0.19%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.93%

[1]

Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

[2]	“Other expenses” have been restated to reflect current fees.
[3]

The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class MF	$119	$328	$554	$1,204	$107	$314	$539	$1,186

*	After expense reimbursements/waivers noted in the expense table.
**	Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 33% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, GMO World Opportunity Overlay Fund, GMO Implementation Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses”), each of which is described in a separate prospectus or private placement memorandum. In addition, the Fund may invest in securities directly.

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. The Manager seeks to achieve the Fund’s investment objective (positive total return) by allocating the Fund’s assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Real Estate Fund and the Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund may have indirect exposure to derivatives and short sales through its investment in the underlying Funds.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy, and the Fund’s investors were principally separate account clients of the Manager who participated in that strategy. Shares of the Fund also were offered on a standalone basis to the Manager’s partners and employees. Beginning on January 1, 2012, the Fund has been managed as a standalone investment. The Manager expects that the Fund’s investment exposures will not differ significantly from those the Fund would have had as a component of the broader real return strategy, although the Manager will likely allocate a greater percentage of the Fund’s assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a GMO Fund described in a separate prospectus, and unaffiliated money market funds.
Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 9.19% (2Q2009)

Lowest Quarter: – 6.90% (4Q2008)

Year-to-Date (as of 3/31/12): 5.89%

*	The returns are for Class III shares of the Fund, which are not offered in this Prospectus, under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns would have been lower. Class III shares represent an investment in the same portfolio of securities as Class MF shares. Annual returns for Class III and Class MF shares differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Inception
Class III				7/23/03
Return Before Taxes	3.62%	5.32%	N/A	11.00%
Return After Taxes on Distributions	3.19%	3.09%	N/A	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	3.45%	N/A	8.44%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	5.55%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.95%	2.26%	N/A	2.52%

*	The returns are for Class III shares of the Fund, which are not offered in this Prospectus, under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns would have been lower. Class III shares represent an investment in the same portfolio of securities as Class MF shares. Annual returns for Class III and Class MF shares differ only to the extent that the classes do not have the same expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Purchase and sale of Fund shares

Investors that are retail mutual funds seeking supplemental support services will be eligible to purchase Class MF shares.

Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf.

No minimum initial or subsequent investment is required to purchase Class MF shares of the Fund.

Fund shares are redeemable and, under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail or facsimile (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Tax information

The Fund expects to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions generally will be treated as ordinary income or long-term capital gains in your hands.

Financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES,

RISKS, AND EXPENSES

Fund Summary. The preceding section contains a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for the Fund. The summary is not all-inclusive, and the Fund may make investments, employ strategies, and be exposed to risks that are not described in the summary. More information about the Fund’s investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI.

Fundamental Investment Objectives/Policies. The Board of Trustees (“Trustees”) of the Trust may change the Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” The Fund does not currently have any investment objectives that are fundamental. Neither the Fund nor the Manager guarantee that the Fund will be able to achieve its investment objective.

Tax Consequences and Portfolio Turnover. Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not, consider tax consequences when seeking to achieve the Fund’s investment objective (e.g., the Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause the Fund to trade more frequently at certain times. High turnover rates may adversely affect the Fund’s performance by generating higher transaction costs. Additionally, portfolio turnover may give rise to additional taxable income, including through the realization of capital gains or other types of income. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are treated as ordinary income in the hands of shareholders, when distributed to them. See “Distributions and Taxes” below for more information about the tax consequences of these types of income.

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, the Fund may invest indirectly by investing in another GMO Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments,” “equity securities” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts; (ii) the term “total return” includes capital appreciation and income; and (iii) the term “emerging countries” means the world’s less developed countries.

For purposes of this Prospectus, the terms “fixed income securities,” “fixed income investments” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). In addition, (a) sovereign debt means fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt and (b) the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security.

For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”), and the term “below investment grade” refers to any rating below Baa3/P-2 by Moody’s or below BBB-/A-2 by S&P. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have comparable credit qualities.

When used in this Prospectus, references to the U.S. Equity Funds, International Equity Funds, and/or Fixed Income Funds include the GMO Funds listed below:

U.S. Equity Funds	Fixed Income Funds
—Quality Fund*	—Asset Allocation Bond Fund
—Real Estate Fund	—Asset Allocation International Bond Fund
—U.S. Core Equity Fund	—Core Plus Bond Fund
—U.S. Growth Fund	—Currency Hedged International Bond Fund
—U.S. Intrinsic Value Fund	—Domestic Bond Fund
—U.S. Small/Mid Cap Fund	—Emerging Country Debt Fund
—Global Bond Fund
International Equity Funds	—Inflation Indexed Plus Bond Fund
—Asset Allocation International Small Companies Fund	—International Bond Fund
—Currency Hedged International Equity Fund	—Short-Duration Collateral Fund
—Developed World Stock Fund	—Short-Duration Collateral Share Fund
—Emerging Domestic Opportunities Fund	—Short-Duration Investment Fund
—Emerging Markets Fund	—Strategic Fixed Income Fund
—Flexible Equities Fund	—U.S. Treasury Fund
—International Core Equity Fund
—International Growth Equity Fund
—International Intrinsic Value Extended Markets Fund
—International Intrinsic Value Fund
—International Large/Mid Cap Value Fund
—International Small Companies Fund
—Resources Fund

*	Although Quality Fund is listed as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equity securities.

Investments in Unaffiliated Money Market Funds and GMO U.S. Treasury Fund. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

Fee and Expense Information. The following paragraphs contain additional information about the fee and expense information included in the Fund Summary.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses. The amount listed under “Other expenses” in the “Annual Fund operating expenses” table included in the Fund Summary generally reflects direct expenses associated with an investment in the Fund for the fiscal year ended February 29, 2012. The Fund may invest in certain other funds of the Trust (each fund of the Trust, including the Fund, a “GMO Fund,” and collectively, the “GMO Funds”), and other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with the Fund’s investment in underlying funds (i.e., “acquired fund fees and expenses”) are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses are generally based on expenses incurred by the Fund for the fiscal year ended February 29, 2012, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests.

Fee and Expense Example. The expense example under “Example” included in the Fund Summary assumes that a shareholder reinvests all dividends and distributions.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective.

Fund Codes. See “Fund Codes” on page 89 of this Prospectus for information regarding the Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

Investing in mutual funds involves many risks. Factors that may affect the Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in the Fund’s summary and in additional detail in this section. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time. The SAI includes more information about the Fund and its investments.

Because the Fund invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in the Fund’s summary), it is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect principal risks of the Fund, and, as indicated in the “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies. Some of the underlying GMO Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those GMO Funds may affect their performance more than if they were diversified.

An investment in the Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equity Securities Risk. The Fund runs the risk that the market prices of its equity investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Fund may invest a substantial portion of its assets in equities and, as described under “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses – Temporary Defensive Positions,” may, from time to time, take temporary defensive positions. Declines in stock market prices generally are likely to reduce the net asset values of the Fund’s shares.

If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk. The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), resulting in differences between the prices realized on their sale and the value at which they are carried on the books of the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk of the Fund’s investments in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of the Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk – Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause the Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the security’s rating will be downgraded.

As described under “Market Risk – Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk – Asset-Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. The Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). Because the Fund’s principal investment strategies may involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities, the Fund has increased exposure to liquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), resulting in differences between the price at which they are sold and the value at which they are carried on the books of the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Fund’s investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S.portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries, it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries. The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which the Fund’s investments are traded, in which the Fund receives income or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to a particular geographic region, non-U.S. country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. To the extent the Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that the Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. The Fund may use short sales in its investment programs in an attempt to increase its returns or for hedging purposes.

• NATURAL RESOURCES RISK. The Fund may invest in GMO Resources Fund (“Resources Fund”), which is not offered by this Prospectus. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations, including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Fund is exposed to the risks of investments in the natural resources sector to the extent it invests in Resources Fund.

• COMMODITIES RISK. Because of the Fund’s indirect exposure to the global commodity markets, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs.

The value of the Fund’s investments in commodity-related derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not subject to restrictions on the frequency of trading of Fund shares. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

The Manager’s portfolio managers may use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Fund for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of other investment companies, including other GMO Funds, money market funds and exchange-traded funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), and is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Fund has more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund invests a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.” The Fund may invest without limitation in other GMO Funds that are not diversified.

MANAGEMENT OF THE FUND

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and supplemental support to the Fund and other GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2012, GMO managed on a worldwide basis more than $96 billion.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Fund. In addition to its management of the Fund’s investment portfolio and the supplemental support it provides to the Fund, the Manager administers the Fund’s business affairs.

Class MF shares of the Fund pay the Manager a supplemental support fee for providing supplemental support with respect to Class MF shareholders and their investment advisers, including, without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by a retail mutual fund investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the underlying Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investors’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Division and other investment professionals of GMO, (6) assistance with services provided by the investment adviser of an investor, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

For the fiscal year ended February 29, 2012, the manager received an investment management fee (after applicable waivers or reimbursements) equal to 0.61% of the Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of the Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract.

GMO’s Asset Allocation Division is responsible for day-to-day investment management of the Fund. The Division’s investment professionals work collaboratively.

The following table identifies the senior member of GMO’s Asset Allocation Division who is responsible for providing investment management services to the Fund and his length of service as a senior member, title, and business experience during the past five years. The senior member manages or allocates responsibility for portions of the portfolios to members of his Division, oversees the implementation of trades, reviews the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitors cash.

Investment Division	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

The SAI contains information about how GMO determines the compensation of the senior member, other accounts he manages and related conflicts, and his ownership of the Fund and other GMO Funds for which he has responsibility.

Other Classes of the Fund

This Prospectus offers only Class MF shares of the Fund. Information about other classes of shares of the Fund (and other GMO Funds) is contained in separate prospectuses or private placement memoranda. Principal features of these other classes include substantial minimum investment requirements. Class MF shareholders are not currently eligible to convert their Class MF shares into, or exchange Class MF shares for, other classes of shares.

Custodian and Fund Accounting Agent

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Fund’s custodian and fund accounting agent.

Transfer Agent

State Street Bank serves as the Fund’s transfer agent.

Expense Reimbursement

The Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses.” As used in this Prospectus, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

This contractual reimbursement will continue through at least June 30, 2013 for the Fund unless the Fund’s Board of Trustees authorizes its modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of the Fund and of each class of its shares is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of the Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. In addition, because the Fund may hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE is closed, the net asset value of the Fund’s shares may change significantly on days when shares cannot be redeemed.

The Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Fund’s investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options)

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below.)

Exchange-traded options

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Unlisted non-fixed income securities (if market quotations are readily available)

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•

Most recent quoted price supplied by a single pricing source chosen by the Manager (if an updated quoted price for a fixed income security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security)

•	Non-emerging market fixed income securities having 60 days or less to final maturity may be valued using amortized cost if the issuer is deemed to present minimal credit risk

Note: Reliable quoted prices may not always be available. When they are not available, the Fund may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

Quoted price typically means the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

The values of non-U.S. securities quoted in non-U.S. currencies, non-U.S. currency balances and non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by the Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing methodology or procedure unreliable, the Fund’s investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Fund’s use of “fair value” pricing, you should note the following:

▶

In some cases, a significant percentage of the Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

▶

The pricing methodologies described above are modified for the fair value of equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the NYSE due to time zone differences including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close.

▶

The Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of a comparative index more than would otherwise be the case. For example, the Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has established a policy with respect to disclosure of its portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of the Fund (on a look through basis) and all of the direct holdings of the Fund are posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of the Fund may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the Fund’s portfolio holdings as of each month’s end is made available to shareholders of the Trust (including shareholders of record of indirect investments in the Fund through another fund managed by GMO) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in the Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website approximately two days after month end. Periodically, in response to heightened market interest in specific issuers, the

Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), permitted shareholders, potential shareholders, and their consultants and agents (collectively, “permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of the Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Fund or GMO may suspend the posting of portfolio holdings, and the Fund may modify the disclosure policy, without notice to shareholders. Once posted, the Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Investors that are retail mutual funds seeking supplemental support services will be eligible to purchase Class MF shares.

Under ordinary circumstances, you may purchase the Fund’s shares directly from the Trust on days when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf. These brokers and agents may charge transaction fees and/or impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 with a correct taxpayer identification number (if required) is on file with GMO and that Form W-9 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with applicable reporting and withholding tax provisions, including under the Foreign Account Tax Compliance Act. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to decide when a completed form is in good order.

Purchase Policies. You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

Purchase orders received in “good order” will be priced at the Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If the purchase order is received in good order by the Trust or its designated agent, together with the U.S. dollar amount of the class of Fund shares to be purchased, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). Purchase proceeds will typically be held in a non-interest bearing account until they are accepted by the Fund. See “Purchase Premiums and Redemption Fees” beginning on page 32 of this Prospectus for a discussion of purchase premiums charged by the Fund, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Further identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, the Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

No minimum initial or subsequent investment is required to purchase Class MF shares of the Fund.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail is

“received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase order delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.

Funding Your Investment. You may purchase shares:

•	with cash (via wire transfer or check)

▶	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Deposit Account 00330902

Further credit: GMO Benchmark-Free Allocation Fund/Account name and number

▶	By check. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service: State Street Bank and Trust Company Transfer Agency/GMO Box 5493 Mail Code JHT1651 Boston, MA 02206	By Overnight Courier: State Street Bank and Trust Company Attn: Transfer Agency/GMO 200 Clarendon Street Mail Code JHT1651 Boston, MA 02116

•	in exchange for securities acceptable to the Manager

▶	securities must be approved by the Manager prior to transfer to the Fund.

▶	securities will be valued as set forth under “Determination of Net Asset Value”

▶	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund.

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares prior to the time such cash or securities are actually received by and invested in the Fund.

The Fund also offers other classes of shares, Class III and Class IV, through a separate prospectus.

Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to certain other GMO Funds and their shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of such Funds, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to such Funds and their shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to the Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to the Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Fund reserves the right to reject any order or terminate the sale of Fund shares at any time.

Shares of the Fund may be distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Fund may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to the Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and/or impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. Redemption proceeds for redemption orders received on the same day may be remitted at different times for different shareholders and, in any event, the Trust may take up to seven days to remit proceeds.

Redemption Policies. You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•

Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

Redemption orders received in “good order” will be priced at the Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If a redemption order is received in good order by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee) unless you or another authorized person on your account have instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account has instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” beginning on page 32 for a discussion of redemption fees charged by the Fund, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, the Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and the Manager believes the Fund’s redemption fee (if any) will not fairly compensate the Fund for transaction costs, the Fund may limit cash redemptions and honor redemptions with portfolio securities to protect the interests of all Fund shareholders. Redemptions with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶

designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•

the securities will be selected by the Manager in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

The Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for the Fund to dispose of its securities or to fairly determine its net asset value

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of the Fund.

Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Redemption Order. Redemption orders can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares – Submitting Your Purchase Order Form.” Redemption orders submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

The Fund may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Fund are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Fund invests, provided that, if that weighted average is less than 0.05%, the Fund usually does not charge a purchase premium or redemption fee.

The Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in the Fund Summary for details regarding the purchase premium and redemption fee charged by the Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Fund when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds are less than the purchase premium and/or redemption fee imposed by the Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Fund may waive or reduce redemption fees when it uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into the Fund when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including other GMO Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Fund’s purchase premiums and redemption fees than other Fund shareholders.

DISTRIBUTIONS AND TAXES

The Fund’s policy is to declare and pay distributions of its net investment income, if any, semi-annually. The Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually.

In addition, the Fund may, from time to time and at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by the Fund. From time to time, distributions by the Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. Shareholders should read the description below for information regarding the tax character of distributions from the Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

Shareholders of Class MF shares of the Fund are generally expected to be other mutual funds that are treated as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal tax purposes (each such shareholder, a “RIC Shareholder”). The following section provides a general summary of the principal U.S. federal income tax consequences of investing in the Fund for those RIC Shareholders. Shareholders, in particular those that are not treated as RICs for U.S. federal tax purposes, should consult their own tax advisors about the precise tax consequences of an investment in the Fund in light of their particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax).

It is important for you to note:

•	The Fund is treated as a separate taxable entity for U.S. federal tax purposes and intends to qualify each year as RIC under the Code.

•	For U.S. federal income tax purposes, distributions of net investment income are generally treated as ordinary income in the hands of RIC Shareholders.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long the Fund owned the investments that generated them, rather than by how long a RIC Shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that the Fund owned for more than one year and that are reported by the Fund as capital gain dividends generally are treated as long-term capital gains in the hands of RIC Shareholders. Distributions of net realized capital gains from the sale of investments that the Fund owned for one year or less generally are treated as ordinary income in the hands of RIC Shareholders. Tax rules can alter the Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities.

•

The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a RIC Shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital reduces a RIC Shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the RIC Shareholder of its shares.

•

The Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If the Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If the Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. The Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

For taxable years beginning before January 1, 2013, if the Fund makes distributions of net investment income that are properly reported by the Fund as derived from “qualified dividend income,” a RIC Shareholder is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided holding period and other requirements are met at the Fund and RIC Shareholder levels. For taxable years beginning before January 1, 2013, qualified dividend income properly reported by a RIC is taxable to its shareholders who are taxed as individuals at the rates applicable to long-term capital gain. Long-term capital gain rates applicable to most individuals were reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision will expire and the maximum long-term capital gain rate for individuals will increase generally to 20% for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•

Distributions by the Fund generally are treated as taxable in the hands of a RIC Shareholder even if they are paid from income or gains earned by the Fund before that RIC Shareholder invested in the Fund (and accordingly the income or gains were included in the price the RIC Shareholder paid for the Fund’s shares). Distributions are taxable whether RIC Shareholders receive them in cash or reinvest them in additional shares.

•

Any gain resulting from a RIC Shareholder’s sale, exchange, or redemption of Fund shares generally will be treated as short-term or long-term capital gain in the hands of the RIC Shareholder, depending on how long the Fund shares were held by the RIC Shareholder. Redemptions paid in securities are generally treated by RIC shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

The Fund’s investments in underlying Funds or other investment companies treated as partnerships or RICs for U.S. federal income tax purposes can cause the Fund’s distributions to vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying Funds or other investment companies. See “Taxes” in the SAI for more information.

•

The Fund’s or an underlying Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding or other taxes on dividends, interest, or capital gains. The Fund or an underlying Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those securities or to other transaction-based non-U.S. taxes on those securities. Those withholding and other taxes will reduce the Fund’s or an underlying Fund’s, as applicable, yield on its non-U.S. securities. The non-U.S. withholding and other tax rates applicable to the Fund’s or an underlying Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if the Fund or an underlying Fund, as applicable, has a significant number of non-U.S. shareholders or if an underlying Fund invests through a subsidiary. In certain instances, the Fund’s RIC Shareholders may be entitled to pass through to their shareholders the ability to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, the Fund’s or an underlying Fund’s investments in certain non-U.S. securities, non-U.S. currencies or non-U.S. currency derivatives may accelerate distributions by the Fund to its shareholders and increase the distributions treated as ordinary income in the hands of RIC Shareholders. See “Taxes” in the SAI for more information.

•

Under the GMO Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to the Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to the Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay the Fund for the opportunity to earn that profit. In the United States, certain swaps and similar derivative instruments and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. securities or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Certain of the Fund’s or the underlying Funds’ investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as certain of the Fund’s or underlying Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, master limited partnerships, and, potentially, so called “indexed securities” (such as TIPS or other inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of the Fund’s distributions to its RIC Shareholders and, in some cases, may cause the Fund or an underlying Fund, as applicable, to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund and underlying Fund investment practices and investments.

•

Investments by Resources Fund, an underlying Fund, in certain natural-resources related investments may be limited by its intention to qualify as a RIC, and may adversely affect the Fund’s ability to qualify as a RIC in a particular year. If Resources Fund were to fail to qualify as a RIC for a particular year, the Fund’s returns from any investment in Resources Fund and, depending on the size of the Fund’s investment in Resources Fund, the Fund’s ability to qualify as a RIC, could be adversely affected.

Most states permit mutual funds, such as the Fund, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. A RIC Shareholder, in turn, may be allowed to pass through to its shareholders the state tax exemption on income directly or indirectly earned by the Fund on such investments. The availability of these exemptions varies by state. RIC Shareholders should consult their tax advisors regarding their ability to pass through such state tax exemptions.

See “Taxes” in the SAI for more information.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlight table is intended to help you understand the Fund’s financial performance for the past five years. Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for Class III shares of the Fund, as this was the only share class of the Fund that had investment operations during the reporting periods.

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$22.72	$21.49		$17.51		$25.30		$26.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21	0.36		0.64		3.21		1.19
Net realized and unrealized gain (loss)	1.44 (b)	1.28		4.11		(6.72)		1.18

Total from investment operations	1.65	1.64		4.75		(3.51)		2.37

Less distributions to shareholders:
From net investment income	(0.34)	(0.41)		(0.75)		(3.71)		(1.12)
From net realized gains	—	—		(0.02)		(0.57)		(2.87)

Total distributions	(0.34)	(0.41)		(0.77)		(4.28)		(3.99)

Net asset value, end of period	$24.03	$22.72		$21.49		$17.51		$25.30

Total Return(c)	7.36%	7.69%		27.18%		(15.11)%		8.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,452	$3,170,573		$1,733,173		$1,436,951		$1,610,066
Net expenses to average daily net assets(d)(e)(f)	0.01%	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets(a)	0.93%	1.63%		3.14%		14.05%		4.30%
Portfolio turnover rate	33%	19%		24%		40%		57%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.00	(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets.
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INVESTMENT IN OTHER GMO FUNDS

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, and Alpha Only Fund, each offered in a separate prospectus, which may be obtained free of charge from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646. Additionally, the Fund may invest in the following GMO Funds, offered in separate private placement memorandums.

GMO Alpha Only Fund. GMO Alpha Only Fund (“Alpha Only Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. AABF is managed by GMO.

Alpha Only Fund pays an investment management fee to the Manager at the annual rate of 0.50% of Alpha Only Fund’s average daily net assets for each class of shares. Alpha Only Fund offers Class III and Class IV shares. Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Alpha Only Fund’s investment objective is total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, Alpha Only Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”). In addition, Alpha Only Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, Alpha Only Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities, including short sales of securities Alpha Only Fund does not own. Alpha Only Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposure in excess of its net assets (i.e., Alpha Only Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Alpha Only Fund does not own.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the non-U.S. equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which Alpha Only Fund invests or takes short positions and to decide how much to invest and/or short in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes Alpha Only Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Alpha Only Fund shares to rebalance Alpha Only Fund’s investments.

For cash management purposes, Alpha Only Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in Alpha Only Fund is subject to all of the risks to which Alpha Only Fund is exposed. The principal risks of an investment in Alpha Only Fund include Derivatives Risk, Non-U.S. Investment Risk, Market Risk – Equity Securities, Management and Operational Risk, Currency Risk, Liquidity Risk, Fund of Funds Risk, Leveraging Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Counterparty Risk, Credit Risk, Natural Resources Risk, Real Estate Risk, Smaller Company Risk, Short Sales Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, and Large Shareholder Risk. Alpha Only Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Alpha Only Fund may affect Alpha Only Fund’s performance more than if Alpha Only Fund were a diversified investment company. Shareholders of each GMO Fund investing in Alpha Only Fund are indirectly exposed to these risks.

GMO Alternative Asset Opportunity Fund. GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers Class III shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets.

AAOF’s investment objective is long-term total return.

AAOF invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. AAOF seeks to take advantage of the Manager’s proprietary investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.

AAOF normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury-Bills) or money market funds. AAOF also may invest in U.S. and non-U.S. fixed income securities and hold shares of other series of the Trust, including Short-Duration Collateral Fund (“SDCF”) and U.S. Treasury Fund.

The Manager’s models for this active quantitative process are based on the following strategies:

Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum.

The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and some other assets, AAOF invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which AAOF may invest directly. References to AAOF in this summary of AAOF’s investment strategy may refer to actions undertaken by AAOF or the subsidiary company. AAOF does not invest directly in commodities and commodity-related derivatives.

AAOF’s benchmark is the Citigroup 3-Month Treasury Bill Index. AAOF does not maintain a specified interest rate duration for its portfolio.

AAOF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AAOF will typically have gross investment exposures in excess of its net assets (i.e., AAOF will be leveraged) and therefore is subject to heightened risk of loss. AAOF’s performance can depend substantially, if not primarily, on derivative reference assets that AAOF does not own.

If deemed prudent by the Manager, AAOF may take temporary defensive positions.

To the extent the Fund invests in AAOF, it is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Management and Operational Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Market Risk – Equity Securities, Currency Risk, Commodities Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Derivatives Risk, Counterparty Risk, Short Sales Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Fund of Funds Risk, and Large Shareholder Risk. AAOF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were a diversified investment company. To the extent the Fund invests in AAOF, shareholders are indirectly exposed to these risks.

GMO Asset Allocation Bond Fund. GMO Asset Allocation Bond Fund (“AABF”), a series of the Trust, is not offered by this Private Placement Memorandum. AABF is managed by GMO.

AABF pays an investment management fee to the Manager at the annual rate of 0.25% of AABF’s average daily net assets for each class of shares. AABF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

AABF’s investment objective is total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

The Manager pursues investment strategies for AABF that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, AABF is not a standalone investment and AABF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine AABF’s strategic direction.

Under normal circumstances, AABF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). AABF is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

AABF may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which AABF may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

AABF also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. AABF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AABF will typically have gross investment exposures in excess of its net assets (i.e., AABF will be leveraged) and therefore is subject to heightened risk of loss. AABF’s performance can depend substantially, if not primarily, on derivative reference assets that AABF does not own.

AABF may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, AABF may invest in U.S. Treasury Fund and unaffiliated money market funds. AABF may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for AABF, and AABF’s interest rate duration will change depending on AABF’s investments and the Manager’s assessment of different sectors of the bond market.

If deemed prudent by the Manager, AABF may take temporary defensive positions.

A GMO Fund that invests in AABF is subject to all of the risks to which AABF is exposed. The principal risks of an investment in AABF include Market Risk – Fixed Income Investments, Management and Operational Risk, Credit Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, Market Risk – Asset-Backed Securities, Non-U.S. Investment Risk, Currency Risk, Liquidity Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, and Large Shareholder Risk. AABF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by AABF may affect AABF’s performance more than if AABF were a diversified investment company. Shareholders of each GMO Fund investing in AABF are indirectly exposed to these risks.

GMO Asset Allocation International Bond Fund. GMO Asset Allocation International Bond Fund (“AAIBF”), a series of the Trust, is not offered by this Private Placement Memorandum. AAIBF is managed by GMO.

AAIBF pays an investment management fee to the Manager at the annual rate of 0.25% of AAIBF’s average daily net assets for each class of shares. AAIBF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

AAIBF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

The Manager pursues investment strategies for AAIBF that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, AAIBF is not a standalone investment and AAIBF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine AAIBF’s strategic direction.

Under normal circumstances, AAIBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). AAIBF is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality). While AAIBF principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which AAIBF may invest include, but are not limited to:

•

non-U.S. government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation indexed bonds issued by non-U.S. governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

AAIBF also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. AAIBF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AAIBF will typically have gross investment exposures in excess of its net assets (i.e., AAIBF will be leveraged) and therefore is subject to heightened risk of loss. AAIBF’s performance can depend substantially, if not primarily, on derivative reference assets that AAIBF does not own.

AAIBF may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, AAIBF may invest in U.S. Treasury Fund and unaffiliated money market funds.

AAIBF may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for AAIBF, and AAIBF’s interest rate duration will change depending on AAIBF’s investments and the Manager’s assessment of different sectors of the bond market.

If deemed prudent by the Manager, AAIBF may take temporary defensive positions.

A GMO Fund that invests in AAIBF is subject to all of the risks to which AAIBF is exposed. The principal risks of an investment in AAIBF include Market Risk – Fixed Income Investments, Currency Risk, Management and Operational Risk, Credit Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, Non-U.S. Investment Risk, Market Risk – Asset-Backed Securities, Liquidity Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, and Large Shareholder Risk. AAIBF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by AAIBF may affect AAIBF’s performance more than if AAIBF were a diversified investment company. Shareholders of each GMO Fund investing in AAIBF are indirectly exposed to these risks.

GMO Asset Allocation International Small Companies Fund. GMO Asset Allocation International Small Companies Fund (“AAISCF”), a series of the Trust, is not offered by this Private Placement Memorandum. AAISCF is managed by GMO.

AAISCF pays an investment management fee to the Manager at the annual rate of 0.60% of AAISCF’s average daily net assets. AAISCF offers Class III shares. AAISCF pays shareholder service fees to the Manager at the annual rate of 0.15% of AAISCF’s average daily net assets.

AAISCF’s investment objective is high total return.

The Manager pursues investment strategies for AAISCF that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, AAISCF is not a standalone investment.

The Manager typically seeks to achieve AAISCF’s investment objective by investing primarily in a portfolio of equity securities of non-U.S. small companies.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for AAISCF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in AAISCF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to AAISCF’s investment universe. The Manager also may adjust AAISCF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of AAISCF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, AAISCF may lend its portfolio securities.

AAISCF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, AAISCF invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within AAISCF’s definition of small companies was approximately $8.6 billion. For purposes of AAISCF’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, AAISCF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in AAISCF is subject to all of the risks to which AAISCF is exposed. The principal risks of an investment in AAISCF include Market Risk – Equity Securities, Management and Operational Risk, Liquidity Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Smaller Company Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in AAISCF are indirectly exposed to these risks.

GMO Core Plus Bond Fund. GMO Core Plus Bond Fund (“Core Plus Bond Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Core Plus Bond Fund is managed by GMO.

Core Plus Bond Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Core Plus Bond Fund’s average daily net assets for each class of shares. Core Plus Bond Fund offers Class III and Class IV shares. Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Core Plus Bond Fund’s investment objective is total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Core Plus Bond Fund’s investment program has two principal components. One component seeks to replicate Core Plus Bond Fund’s benchmark. The second component seeks to add value relative to Core Plus Bond Fund’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause Core Plus Bond Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to Core Plus Bond Fund’s benchmark.

In pursuing its investment program, Core Plus Bond Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to Core Plus Bond Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, Core Plus Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain Core Plus Bond Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.1 years as of 05/31/12).

Under normal circumstances, Core Plus Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). Core Plus Bond Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Core Plus Bond Fund does not own.

Core Plus Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Core Plus Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., Core Plus Bond Fund will be leveraged) and therefore is subject to heightened risk of loss.

If deemed prudent by the Manager, Core Plus Bond Fund may take temporary defensive positions.

A GMO Fund that invests in Core Plus Bond Fund is subject to all of the risks to which Core Plus Bond Fund is exposed. The principal risks of an investment in Core Plus Bond Fund include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Core Plus Bond Fund are indirectly exposed to these risks.

GMO Currency Hedged International Bond Fund. GMO Currency Hedged International Bond Fund (“CHIBF”), a series of the Trust, is not offered by this Private Placement Memorandum. Currency Hedged International Equity Bond is managed by GMO.

CHIBF pays an investment management fee to the Manager at the annual rate of 0.25% of CHIBF’s average daily net assets. CHIBF offers Class III shares. CHIBF pays shareholder service fees to the Manager at the annual rate of 0.15% of CHIBF’s average daily net assets.

CHIBF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index.

CHIBF’s investment program has two principal components. One component seeks to replicate CHIBF’s benchmark. The second component seeks to add value relative to CHIBF’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause CHIBF’s performance to differ significantly from that of its benchmark. CHIBF will typically have substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of the CHIBF’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to CHIBF’s benchmark.

In pursuing its investment program, CHIBF may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to CHIBF’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

CHIBF generally attempts to hedge at least 75% of its net non-U.S. currency exposure into U.S. dollars.

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, CHIBF has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain CHIBF’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.1 years as of 05/31/12).

Under normal circumstances, CHIBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). CHIBF’s performance can depend substantially, if not primarily, on derivative reference assets that CHIBF does not own.

CHIBF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, CHIBF will typically have gross investment exposures in excess of its net assets (i.e., CHIBF will be leveraged) and therefore is subject to heightened risk of loss.

If deemed prudent by the Manager, CHIBF may take temporary defensive positions.

A GMO Fund that invests in CHIBF is subject to all of the risks to which CHIBF is exposed. The principal risks of an investment in CHIBF include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. CHIBF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by CHIBF may affect CHIBF’s performance more than if CHIBF were a diversified investment company. Shareholders of each GMO Fund investing in CHIBF are indirectly exposed to these risks.

GMO Currency Hedged International Equity Fund. GMO Currency Hedged International Equity Fund (“CHIEF”), a series of the Trust, is not offered by this Private Placement Memorandum. CHIEF is managed by GMO.

CHIEF pays an investment management fee to the Manager at the annual rate of 0.54% of CHIEF’s average daily net assets. CHIEF offers Class III shares. CHIEF pays shareholder service fees to the Manager at the annual rate of 0.15% of CHIEF’s average daily net assets.

CHIEF’s investment objective is total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

CHIEF is a fund of funds and invests primarily in other GMO Funds. CHIEF may invest in International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation

International Small Companies Fund, and Flexible Equities Fund (collectively, the “underlying Funds”) and may invest in securities directly.

Under normal circumstances, CHIEF invests directly and indirectly (through investment in CHIEF’s underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select CHIEF’s underlying Funds and decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager shifts investments among CHIEF’s underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance CHIEF’s investments.

The Manager assesses the currency exposure of CHIEF’s underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While CHIEF’s benchmark is fully hedged, CHIEF may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, CHIEF may invest in U.S. Treasury Fund and unaffiliated money market funds. CHIEF also may lend its portfolio securities.

A GMO Fund that invests in CHIEF is subject to all of the risks to which CHIEF is exposed. The principal risks of an investment in CHIEF include Market Risk — Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Derivatives Risk, Fund of Funds Risk, Liquidity Risk, Smaller Company Risk, Counterparty Risk, Currency Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, and Large Shareholder Risk. CHIEF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by CHIEF may affect CHIEF’s performance more than if CHIEF were a diversified investment company. Shareholders of each GMO Fund investing in CHIEF are indirectly exposed to these risks.

GMO Debt Opportunities Fund. GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Debt Opportunities Fund does not own.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

For cash management purposes, Debt Opportunities Fund may invest in U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by the Manager, Debt Opportunities Fund may take temporary defensive positions. Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

To the extent the Fund invests in Debt Opportunities Fund, it is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk – Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk – Fixed Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. To the extent the Fund invests in Debt Opportunities Fund, shareholders are indirectly exposed to these risks.

GMO Developed World Stock Fund. GMO Developed World Stock Fund (“Developed World Stock Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Developed World Stock Fund is managed by GMO.

Developed World Stock Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Developed World Stock Fund’s average daily net assets for each class of shares.

Developed World Stock Fund offers Class III and Class IV shares. Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Developed World Stock Fund’s investment objective is high total return.

The Manager seeks to achieve Developed World Stock Fund’s investment objective by investing primarily in a portfolio of equity stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for Developed World Stock Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in Developed World Stock Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a stock or groups of stocks relative to Developed World Stock Fund’s investment universe. The Manager also may adjust Developed World Stock Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Developed World Stock Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, Developed World Stock Fund may lend its portfolio securities.

Under normal circumstances, Developed World Stock Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, Developed World Stock Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in Developed World Stock Fund is subject to all of the risks to which Developed World Stock Fund is exposed. The principal risks of an investment in Developed World Stock Fund include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk,

Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Developed World Stock Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Developed World Stock Fund may affect Developed World Stock Fund’s performance more than if Developed World Stock Fund were a diversified investment company. Shareholders of each GMO Fund investing in Developed World Stock Fund are indirectly exposed to these risks.

GMO Domestic Bond Fund. GMO Domestic Bond Fund (“Domestic Bond Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Domestic Bond Fund is managed by GMO.

Domestic Bond Fund pays an investment management fee to the Manager at the annual rate of 0.10% of Domestic Bond Fund’s average daily net assets for each class of shares. Domestic Bond Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Domestic Bond Fund’s investment objective is total return in excess of that of its benchmark, the Barclays U.S. Government Index.

Domestic Bond Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

Domestic Bond Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities). In addition, Domestic Bond Fund holds shares of U.S. Treasury Fund, Special Purpose Holding Fund and unaffiliated money market funds (for cash management purposes).

Domestic Bond Fund has also invested in and may continue to hold U.S. bonds (including government bonds, corporate bonds and asset-backed securities).

Because of the deterioration in credit markets that became acute in 2008, Domestic Bond Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (commonly referred to as “junk bonds”). Domestic Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Domestic Bond Fund may have gross investment exposures in excess of its net assets (i.e., Domestic Bond Fund may be leveraged) and therefore is subject to heightened risk of loss.

The Manager does not seek to maintain a specified interest rate duration for Domestic Bond Fund.

Under normal circumstances, Domestic Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including Domestic Bond Fund, for tax purposes. Moreover, Domestic Bond Fund itself has, and intends to continue, a similar practice: it declares and pays distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. Therefore, a substantial portion of any distributions by Domestic Bond Fund could constitute a return of capital to shareholders of Domestic Bond Fund for tax purposes.

A GMO Fund that invests in Domestic Bond Fund is subject to all of the risks to which Domestic Bond Fund is exposed. The principal risks of an investment in Domestic Bond Fund include Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Focused Investment Risk, Market Risk – Fixed Income Investments, Derivatives Risk, Management and Operational Risk, Fund of Funds Risk, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Domestic Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Domestic Bond Fund may affect Domestic Bond Fund’s performance more than if Domestic Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Domestic Bond Fund are indirectly exposed to these risks.

GMO Emerging Country Debt Fund. GMO Emerging Country Debt Fund (“Emerging Country Debt Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Emerging Country Debt Fund is managed by GMO.

Emerging Country Debt Fund pays an investment management fee to the Manager at the annual rate of 0.35% of Emerging Country Debt Fund’s average daily net assets for each class of shares. Emerging Country Debt Fund offers Class III and Class IV shares. Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Emerging Country Debt Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Emerging Country Debt Fund invests primarily in external sovereign and quasi-sovereign debt instruments of emerging countries. External debt is debt issued abroad with respect to the issuing country, usually denominated in the currency of the market in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, Emerging Country Debt Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. In general, similar to Emerging Country Debt Fund’s benchmark, Emerging Country Debt Fund considers “emerging countries” to be low- and middle-income countries, as well as countries that have defaulted on their obligations within the last 10 years.

Emerging Country Debt Fund typically gains its investment exposure by purchasing debt instruments or by using derivatives, typically credit default swaps. Emerging Country Debt Fund maintains a substantial portion of its assets in below investment grade exposures, which exposures are associated with investments having high risk, speculative characteristics (commonly referred to as “junk”), either through direct holdings or indirectly through derivatives. Generally, at least 75% of Emerging Country Debt Fund’s assets are denominated in, or hedged into, U.S. dollars. Emerging Country Debt Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a bottom-up approach to select sovereign and quasi-sovereign debt instruments, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance Emerging Country Debt Fund’s portfolio.

In pursuing its investment objective, Emerging Country Debt Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. Emerging Country Debt Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Emerging Country Debt Fund will typically have gross investment exposures in excess of its net assets (i.e., Emerging Country Debt Fund will be leveraged) and therefore is subject to heightened risk of loss. Emerging Country Debt Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Emerging Country Debt Fund does not own.

Emerging Country Debt Fund also has direct and indirect holdings in U.S. asset-backed securities. For cash management purposes, Emerging Country Debt Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Manager normally seeks to maintain Emerging Country Debt Fund’s interest rate duration to that of its benchmark (approximately 7.1 years as of 05/31/12).

If deemed prudent by the Manager, Emerging Country Debt Fund may take temporary defensive positions.

A GMO Fund that invests in Emerging Country Debt Fund is subject to all of the risks to which Emerging Country Debt Fund is exposed. The principal risks of an investment in Emerging Country Debt Fund include Market Risk – Fixed Income Investments, Credit Risk, Liquidity Risk, Leveraging Risk, Derivatives Risk, Market Risk – Asset-Backed Securities, Currency Risk, Management and Operational Risk, Counterparty Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Emerging Country Debt Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Emerging Country Debt Fund may affect Emerging Country Debt Fund’s performance more than if Emerging Country Debt Fund were a diversified investment company. Shareholders of each GMO Fund investing in Emerging Country Debt Fund are indirectly exposed to these risks.

GMO Emerging Domestic Opportunities Fund. GMO Emerging Domestic Opportunities Fund (“EDOF”), a series of the Trust, is not offered by this Private Placement Memorandum. EDOF is managed by GMO.

EDOF pays an investment management fee to the Manager at the annual rate of 0.75% of EDOF’s average daily net assets for each class of shares. EDOF offers Class II, Class III, Class IV, Class V and Class VI shares. Class II, Class III, Class IV, Class V and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.22%, 0.15%, 0.105%, 0.085%, and 0.055% of the class’s average daily net assets.

EDOF’s investment objective is total return.

EDOF typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, EDOF invests directly and indirectly at least 80% of its assets in investments related to emerging markets. EDOF’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Manager does not seek to manage EDOF to, or control EDOF’s risk relative to, any index or benchmark.

The Manager uses primarily fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EDOF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. EDOF’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, EDOF may lend its portfolio securities.

EDOF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, EDOF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in EDOF is subject to all of the risks to which EDOF is exposed. The principal risks of an investment in EDOF include Market Risk – Equity Securities, Non-U.S. Investment Risk, Currency Risk, Liquidity Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Large Shareholder Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Fund of Funds Risk, and Leveraging Risk. EDOF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by EDOF may affect EDOF’s performance more than if EDOF were a diversified investment company. Shareholders of each GMO Fund investing in EDOF are indirectly exposed to these risks.

GMO Emerging Markets Fund. GMO Emerging Markets Fund (“EMF”), a series of the Trust, is not offered by this Private Placement Memorandum. EMF is managed by GMO.

EMF pays an investment management fee to the Manager at the annual rate of 0.75% of EMF’s average daily net assets for each class of shares. EMF offers Class II, Class III, Class IV, Class V and Class VI shares. Class II, Class III, Class IV, Class V and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.22%, 0.15%, 0.105%, 0.085%, and 0.055% of the class’s average daily net assets.

EMF’s investment objective is total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

EMF typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, EMF invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, EMF may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EMF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. EMF’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, EMF may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, EMF may lend its portfolio securities.

For cash management purposes, EMF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in EMF is subject to all of the risks to which EMF is exposed. The principal risks of an investment in EMF include Market Risk – Equity Securities, Non-U.S. Investment Risk, Currency Risk, Liquidity Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Management and Operational Risk, Counterparty Risk, Focused Investment Risk, Derivatives Risk, Fund of Funds Risk, Leveraging Risk, and Large Shareholder Risk. EMF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by EMF may affect EMF’s performance more than if EMF were a diversified investment company. Shareholders of each GMO Fund investing in EMF are indirectly exposed to these risks.

GMO Flexible Equities Fund. GMO Flexible Equities Fund (“Flexible Equities Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Flexible Equities Fund is managed by GMO.

Flexible Equities Fund pays an investment management fee to the Manager at the annual rate of 0.55% of Flexible Equities Fund’s average daily net assets for each class of shares. Flexible Equities Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Flexible Equities Fund’s investment objective is total return in excess of that of its benchmark, the MSCI World Index.

The Manager pursues investment strategies for Flexible Equities Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts.

Accordingly, Flexible Equities Fund is not a standalone investment and Flexible Equities Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine Flexible Equities Fund’s strategic direction.

Flexible Equities Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, Flexible Equities Fund invests directly and indirectly at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Flexible Equities Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, Flexible Equities Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. Flexible Equities Fund could experience material losses from a single investment. As of the date of this Private Placement Memorandum, substantially all of Flexible Equities Fund’s assets were invested in equity investments tied economically to Japan.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Flexible Equities Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. Flexible Equities Fund’s non-U.S. currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, Flexible Equities Fund also may make short sales of securities, including short sales of securities Flexible Equities Fund does not own. In addition, Flexible Equities Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, Flexible Equities Fund may lend its portfolio securities.

Flexible Equities Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Manager does not seek to manage Flexible Equities Fund to, or control Flexible Equities Fund’s risk relative to, any index or benchmark.

For cash management purposes, Flexible Equities Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Flexible Equities Fund may, from time to time, take temporary defensive positions.

A GMO Fund that invests in Flexible Equities Fund is subject to all of the risks to which Flexible Equities Fund is exposed. The principal risks of an investment in Flexible Equities Fund include Management and Operational Risk, Market Risk – Equity Securities, Non-U.S. Investment Risk, Smaller Company Risk, Focused Investment Risk, Currency Risk, Liquidity Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, and Short Sales Risk. Flexible Equities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Flexible Equities Fund may affect Flexible Equities Fund’s performance more than if Flexible Equities Fund were a diversified investment company. Shareholders of each GMO Fund investing in Flexible Equities Fund are indirectly exposed to these risks.

GMO Global Bond Fund. GMO Global Bond Fund (“Global Bond Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Global Bond Fund is managed by GMO.

Global Bond Fund pays an investment management fee to the Manager at the annual rate of 0.19% of Global Bond Fund’s average daily net assets. Global Bond Fund offers Class III shares. Global Bond Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Global Bond Fund’s average daily net assets.

Global Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.

Global Bond Fund’s investment program has two principal components. One component seeks to replicate Global Bond Fund’s benchmark. The second component seeks to add value relative to Global Bond Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause Global Bond Fund’s performance to differ significantly from that of its benchmark. Global Bond Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of Global Bond Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to Global Bond Fund’s benchmark.

In pursuing its investment program, Global Bond Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to Global Bond Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, Global Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain Global Bond Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/12).

Under normal circumstances, Global Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). Global Bond Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Global Bond Fund does not own.

Global Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Global Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., Global Bond Fund will be leveraged) and therefore is subject to heightened risk of loss.

If deemed prudent by the Manager, Global Bond Fund may take temporary defensive positions.

A GMO Fund that invests in Global Bond Fund is subject to all of the risks to which Global Bond Fund is exposed. The principal risks of an investment in Global Bond Fund include Currency Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Global Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Global Bond Fund may affect Global Bond Fund’s performance more than if Global Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Global Bond Fund are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund. GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. High Quality Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, High Quality Fund will typically have gross investment exposures in excess of its net assets (i.e., High Quality Fund will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on derivative reference assets that High Quality Fund does not own.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

For cash management purposes, High Quality Fund may invest in U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by the Manager, High Quality Fund may take temporary defensive positions.

To the extent the Fund invests in High Quality Fund, it is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk – Asset-Backed Securities, Liquidity Risk, Market Risk – Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. To the extent the Fund invests in High Quality Fund, shareholders are indirectly exposed to these risks.

GMO Implementation Fund. GMO Implementation Fund (“Implementation Fund”), a series of the Trust, is not offered by this Prospectus. Implementation Fund is managed by GMO.

Implementation Fund does not pay an investment management fee or shareholder service fee.

Implementation Fund’s investment objective is a positive total return, not “relative return.”

The Manager pursues investment strategies for Implementation Fund that are intended to complement the strategies being pursued by the Manager in the Fund. Accordingly, Implementation Fund is not a standalone investment and Implementation Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. Depending on the Manager’s outlook, Implementation Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and real estate) and at times may be substantially invested in a single asset class. Implementation Fund may invest in companies of any market capitalization. In addition, Implementation Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. Implementation Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent Implementation Fund invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). Implementation Fund also may have exposure to short sales. The Manager’s ability to shift investments among asset classes is not subject to any limits.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives (e.g., selling put options on securities) and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Implementation Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. Implementation Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Implementation Fund may lend its portfolio securities.

Implementation Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Implementation Fund may have gross investment exposures in excess of its net assets (i.e., Implementation Fund may be leveraged) and therefore is subject to heightened risk of loss. Implementation Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Implementation Fund does not own.

Implementation Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, Implementation Fund may invest in U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

Because of its investments in Implementation Fund, the Fund is subject to all of the risks to which Implementation Fund is exposed. The principal risks of an investment in Implementation Fund include Market Risk – Equity Securities, Market Risk – Fixed Income Investments, Non-U.S. Investment Risk,

Management and Operational Risk, Smaller Company Risk, Liquidity Risk, Derivatives Risk, Currency Risk, Credit Risk, Market Risk – Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Real Estate Risk, Market Disruption and Geopolitical Risk, Short Sales Risk, Focused Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. Implementation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Implementation Fund may affect Implementation Fund’s performance more than if Implementation Fund were a diversified investment company. To the extent the Fund invests in Implementation Fund, shareholders are indirectly exposed to these risks.

GMO Inflation Indexed Plus Bond Fund. GMO Inflation Indexed Plus Bond Fund (“IIPBF”), a series of the Trust, is not offered by this Private Placement Memorandum. IIPBF is managed by GMO.

IIPBF pays an investment management fee to the Manager at the annual rate of 0.25% of IIPBF’s average daily net assets for each class of shares. IIPBF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

IIPBF’s investment objective is total return in excess of that of its benchmark, the Barclays U.S. Treasury Inflation Notes Index.

IIPBF’s investment program has two principal components. One component seeks to replicate IIPBF’s benchmark. The second component seeks to add value relative to IIPBF’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause IIPBF’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to IIPBF’s benchmark.

In pursuing its investment program, IIPBF may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to IIPBF’s benchmark and to pursue risk and return in inflation indexed bonds and/or global interest rate, currency, and credit markets);

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•

non-inflation indexed (or nominal) fixed income securities issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, IIPBF has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

Under normal circumstances, IIPBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds. For purposes of this Private Placement Memorandum, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with changes in a reported inflation index. IIPBF’s performance can depend substantially, if not primarily, on derivative reference assets that IIPBF does not own.

IIPBF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, IIPBF will typically have gross investment exposures in excess of its net assets (i.e., IIPBF will be leveraged) and therefore is subject to heightened risk of loss.

If deemed prudent by the Manager, IIPBF may take temporary defensive positions.

A GMO Fund that invests in IIPBF is subject to all of the risks to which IIPBF is exposed. The principal risks of an investment in IIPBF include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. IIPBF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by IIPBF may affect IIPBF’s performance more than if IIPBF were a diversified investment company. Shareholders of each GMO Fund investing in IIPBF are indirectly exposed to these risks.

GMO International Bond Fund. GMO International Bond Fund, a series of the Trust, is not offered by this Private Placement Memorandum. International Bond Fund is managed by GMO.

International Bond Fund pays an investment management fee to the Manager at the annual rate of 0.25% of International Bond Fund’s average daily net assets. International Bond Fund offers Class III shares. International Bond Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of International Bond Fund’s average daily net assets.

International Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

International Bond Fund’s investment program has two principal components. One component seeks to replicate International Bond Fund’s benchmark. The second component seeks to add value relative to International Bond Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause International Bond Fund’s performance to differ significantly from that of its benchmark. International Bond Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of International Bond Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to International Bond Fund’s benchmark.

In pursuing its investment program, International Bond Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to International Bond Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, International Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain International Bond Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 05/31/12).

Under normal circumstances, International Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). International Bond Fund’s performance can depend substantially, if not primarily, on derivative reference assets that International Bond Fund does not own.

International Bond Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, International Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., International Bond Fund will be leveraged) and therefore is subject to heightened risk of loss.

If deemed prudent by the Manager, International Bond Fund may take temporary defensive positions.

A GMO Fund that invests in International Bond Fund is subject to all of the risks to which International Bond Fund is exposed. The principal risks of an investment in International Bond Fund include Currency Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in International Bond Fund are indirectly exposed to these risks.

GMO International Core Equity Fund. GMO International Core Equity Fund (“ICEF”), a series of the Trust, is not offered by this Private Placement Memorandum. ICEF is managed by GMO.

ICEF pays an investment management fee to the Manager at the annual rate of 0.38% of ICEF’s average daily net assets for each class of shares. ICEF offers Class III, Class IV and Class VI shares. Class III, Class IV and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.09% and 0.055% of the class’s average daily net assets.

ICEF’s investment objective is high total return.

The Manager seeks to achieve ICEF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for ICEF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in ICEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to ICEF’s investment universe. The Manager also may adjust ICEF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of ICEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, ICEF may lend its portfolio securities.

ICEF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, ICEF invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, ICEF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in ICEF is subject to all of the risks to which ICEF is exposed. The principal risks of an investment in ICEF include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in ICEF are indirectly exposed to these risks.

GMO International Growth Equity Fund. GMO International Growth Equity Fund (“IGEF”), a series of the Trust, is not offered by this Private Placement Memorandum. IGEF is managed by GMO.

IGEF pays an investment management fee to the Manager at the annual rate of 0.50% of IGEF’s average daily net assets for each class of shares. IGEF offers Class III and Class IV shares. Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.09% of the class’s average daily net assets.

IGEF’s investment objective is high total return.

The Manager seeks to achieve IGEF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for IGEF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in IGEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to IGEF’s investment universe. The Manager also may adjust IGEF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of IGEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, IGEF may lend its portfolio securities.

IGEF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, IGEF invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, IGEF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in IGEF is subject to all of the risks to which IGEF is exposed. The principal risks of an investment in IGEF include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in IGEF are indirectly exposed to these risks.

GMO International Intrinsic Value Extended Markets Fund. GMO International Intrinsic Value Extended Markets Fund (“IIVEMF”), a series of the Trust, is not offered by this Private Placement Memorandum. IIVEMF is managed by GMO.

IIVEMF pays an investment management fee to the Manager at the annual rate of 0.50% of IIVEMF’s average daily net assets for each class of shares. IIVEMF offers Class II, Class III and Class IV shares. Class II, Class III and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.22%, 0.15% and 0.09% of the class’s average daily net assets.

IIVEMF’s investment objective is high total return.

The Manager seeks to achieve IIVEMF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI ACWI ex-U.S. Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for IIVEMF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in IIVEMF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to IIVEMF’s investment universe. The Manager also may adjust IIVEMF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. IIVEMF may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of IIVEMF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, IIVEMF may lend its portfolio securities.

IIVEMF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, IIVEMF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in IIVEMF is subject to all of the risks to which IIVEMF is exposed. The principal risks of an investment in IIVEMF include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Liquidity Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption

and Geopolitical Risk, and Large Shareholder Risk. IIVEMF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by IIVEMF may affect IIVEMF’s performance more than if IIVEMF were a diversified investment company. Shareholders of each GMO Fund investing in IIVEMF are indirectly exposed to these risks.

GMO International Intrinsic Value Fund. GMO International Intrinsic Value Fund (“IIVF”), a series of the Trust, is not offered by this Private Placement Memorandum. IIVF is managed by GMO.

IIVF pays an investment management fee to the Manager at the annual rate of 0.50% of IIVF’s average daily net assets for each class of shares. IIVF offers Class II, Class III, and Class IV shares. Class II, Class III, and Class IV shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.22%, 0.15% and 0.09% of the class’s average daily net assets.

IIVF’s investment objective is high total return.

The Manager seeks to achieve IIVF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for IIVF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in IIVF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to IIVF’s investment universe. The Manager also may adjust IIVF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of IIVF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, IIVF may lend its portfolio securities.

IIVF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, IIVF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in IIVF is subject to all of the risks to which IIVF is exposed. The principal risks of an investment in IIVF include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in IIVF are indirectly exposed to these risks.

GMO International Large/Mid Cap Value Fund. GMO International Large/Mid Cap Value Fund (“ILMCVF”), a series of the Trust, is not offered by this Private Placement Memorandum. ILMCVF is managed by GMO.

ILMCVF pays an investment management fee to the Manager at the annual rate of 0.50% of ILMCVF’s average daily net assets for each class of shares. ILMCVF offers Class III, Class IV, Class V, and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.09%, 0.085%, and 0.055% of the class’s average daily net assets.

ILMCVF’s investment objective is high total return.

The Manager seeks to achieve ILMCVF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for ILMCVF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in ILMCVF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to ILMCVF’s investment universe. The Manager also may adjust ILMCVF’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of ILMCVF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, ILMCVF may lend its portfolio securities.

ILMCVF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, ILMCVF invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries. For purposes of ILMCVF’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, ILMCVF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in ILMCVF is subject to all of the risks to which ILMCVF is exposed. The principal risks of an investment in ILMCVF include Market Risk – Equity Securities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in ILMCVF are indirectly exposed to these risks.

GMO International Small Companies Fund. GMO International Small Companies Fund (“International Small Companies Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. International Small Companies Fund is managed by GMO.

International Small Companies Fund pays an investment management fee to the Manager at the annual rate of 0.60% of International Small Companies Fund’s average daily net assets. International Small Companies Fund offers Class III shares. International Small Companies Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of International Small Companies Fund’s average daily net assets.

International Small Companies Fund’s investment objective is high total return.

The Manager seeks to achieve International Small Companies Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Small Cap Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for International Small Companies Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in International Small Companies Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to International Small Companies Fund’s investment universe. The Manager also may adjust International Small Companies Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of International Small Companies Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, International Small Companies Fund may lend its portfolio securities.

International Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, International Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within International Small Companies Fund’s definition of small companies was approximately $8.6 billion. For purposes of International Small Companies Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, International Small Companies Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in International Small Companies Fund is subject to all of the risks to which International Small Companies Fund is exposed. The principal risks of an investment in International Small Companies Fund include Market Risk – Equity Securities, Management and Operational Risk, Liquidity Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Smaller Company Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in International Small Companies Fund are indirectly exposed to these risks.

GMO Quality Fund. GMO Quality Fund (“Quality Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Quality Fund is managed by GMO.

Quality Fund pays an investment management fee to the Manager at the annual rate of 0.33% of Quality Fund’s average daily net assets for each class of shares. Quality Fund offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.105%, 0.085%, and 0.055% of the class’s average daily net assets.

Quality Fund’s investment objective is total return.

The Manager seeks to achieve Quality Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes to be of high quality.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting securities for Quality Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in Quality Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to Quality Fund’s investment universe. The Manager also may adjust Quality Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Quality Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, Quality Fund may lend its portfolio securities.

Quality Fund may hold shares in fewer than 100 companies. Quality Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

Quality Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, Quality Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

A GMO Fund that invests in Quality Fund is subject to all of the risks to which Quality Fund is exposed. The principal risks of an investment in Quality Fund include Market Risk – Equity Securities, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in Quality Fund are indirectly exposed to these risks.

GMO Real Estate Fund. GMO Real Estate Fund (“Real Estate Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Real Estate Fund is managed by GMO.

Real Estate Fund pays an investment management fee to the Manager at the annual rate of 0.33% of Real Estate Fund’s average daily net assets. Real Estate Fund offers Class III shares. Real Estate Fund pays shareholder service fees to the Manager at the annual rate of 0.15% of Real Estate Fund’s average daily net assets.

Real Estate Fund’s investment objective is high total return.

The Manager seeks to achieve Real Estate Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI U.S. REIT Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for Real Estate Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in Real Estate Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to Real Estate Fund’s investment universe. The Manager also may adjust Real Estate Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Real Estate Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options and swap contracts. In addition, Real Estate Fund may lend its portfolio securities.

Real Estate Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, Real Estate Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Private Placement Memorandum, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, Real Estate Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in Real Estate Fund is subject to all of the risks to which Real Estate Fund is exposed. The principal risks of an investment in Real Estate Fund include Real Estate Risk, Market Risk – Equity Securities, Management and Operational Risk, Focused Investment Risk, Liquidity Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Real Estate Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Real Estate Fund may affect Real Estate Fund’s performance more than if Real Estate Fund were a diversified investment company. Shareholders of each GMO Fund investing in Real Estate Fund are indirectly exposed to these risks.

GMO Resources Fund. GMO Resources Fund (“Resources Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. Resources Fund is managed by GMO.

Resources Fund pays an investment management fee to the Manager at the annual rate of 0.50% of Resource Fund’s average daily net assets for each class of shares. Resources Fund offers Class III, Class IV, Class V, and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085%, and 0.055% of the class’s average daily net assets.

Resources Fund’s investment objective is total return.

Resources Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, Resources Fund invests at least 80% of its assets in the securities of companies in that sector. Resources Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport and market natural resources and companies that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. Resources Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, Resources Fund also may invest up to 20% of its net assets in securities of any type of company.

The Manager selects investments for Resources Fund based on the Manager’s assessment of which segments of the natural resources sector offer the best investment opportunities. That assessment may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. Other methods focus on patterns of price volatility of a security or groups of securities. The Manager may adjust Resources Fund’s portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

Resources Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as “junk bonds”)). Resources Fund may invest in the securities of companies of any market capitalization.

As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Resources Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, Resources Fund may lend its portfolio securities.

For cash management purposes, Resources Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in Resources Fund is subject to all of the risks to which Resources Fund is exposed. The principal risks of an investment in Resources Fund include Natural Resources Risk, Commodities Risk, Market Risk – Equity Securities, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Liquidity Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Resources Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Resources Fund may affect Resources Fund’s performance more than if Resources Fund were a diversified investment company. Shareholders of each GMO Fund investing in Resources Fund are indirectly exposed to these risks.

GMO Short-Duration Collateral Fund. GMO Short-Duration Collateral Fund (“SDCF”), a series of the Trust, is not offered by this Private Placement Memorandum. SDCF is managed by GMO.

SDCF pays an investment management fee to the Manager at the annual rate of 0.00% of SDCF’s average daily net assets. SDCF offers a single class of shares.

SDCF’s investment objective is total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

SDCF is not pursuing an active investment program and is gradually liquidating its portfolio.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. For cash management purposes, SDCF may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, SDCF currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

A GMO Fund that invests in SDCF is subject to all of the risks to which SDCF is exposed. The principal risks of an investment in SDCF include Credit Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. SDCF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SDCF may affect SDCF’s performance more than if SDCF were a diversified investment company. Shareholders of each GMO Fund investing in SDCF are indirectly exposed to these risks.

GMO Short-Duration Collateral Share Fund. GMO Short-Duration Collateral Share Fund (“SDCSF”), a series of the Trust, is not offered by this Private Placement Memorandum. SDCSF is managed by GMO.

SDCSF pays an investment management fee to the Manager at the annual rate of 0.05% of SDCSF’s average daily net assets for each class of shares. SDCSF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SDCSF’s investment objective is total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

SDCSF invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”). SDCSF also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. SDCF is not currently pursuing its investment objective or an active investment program.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. Because of the deterioration in credit markets that became acute in 2008, SDCSF, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including SDCSF, for tax purposes. Therefore, if SDCSF, in turn, distributes these amounts to its shareholders, SDCSF’s distributions similarly could constitute a return of capital to SDCSF shareholders for tax purposes.

A GMO Fund that invests in SDCSF is subject to all of the risks to which SDCSF is exposed. The principal risks of an investment in SDCSF include Credit Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Fund of Funds Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. SDCSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SDCSF may affect SDCSF’s performance more than if SDCSF were a diversified investment company. Shareholders of each GMO Fund investing in SDCSF are indirectly exposed to these risks.

GMO Short-Duration Investment Fund. GMO Short-Duration Investment Fund (“SDIF”), a series of the Trust, is not offered by this Private Placement Memorandum. SDIF is managed by GMO.

SDIF pays an investment management fee to the Manager at the annual rate of 0.05% of SDIF’s average daily net assets. SDIF offers Class III shares. SDIF pays shareholder service fees to the Manager at the annual rate of 0.15% of SDIF’s average daily net assets.

SDIF’s investment objective is to provide current income.

SDIF is not pursuing an active investment program. On June 12, 2012, the Trustees of SDIF approved the liquidation of SDIF. It is expected that the Fund will be liquidated in 2012.

SDIF primarily holds shares of U.S. Treasury Fund and Short Duration Collateral Fund (“SDCF”). SDIF also holds U.S. government and agency securities and money market instruments. SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. For cash management purposes, SDIF may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, SDIF, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDIF.

SDIF is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

A GMO Fund that invests in SDIF is subject to all of the risks to which SDIF is exposed. The principal risks of an investment in SDIF include Credit Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Fund of Funds Risk, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. SDIF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SDIF may affect Debt Opportunities Fund’s performance more than if SDIF were a diversified investment company. Shareholders of each GMO Fund investing in SDIF are indirectly exposed to these risks.

GMO Special Situations Fund. GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SSF’s investment objectives are capital appreciation and capital preservation.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, SSF is not a standalone investment and SSF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine SSF’s strategic direction.

SSF may have long or short exposure to non-U.S. and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), non-U.S. and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

SSF is permitted to use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and non-U.S. currency derivative transactions. SSF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, SSF will typically have gross investment exposures in excess of its net assets (i.e., SSF will be leveraged) and therefore is subject to heightened risk of loss. SSF’s performance can depend substantially, if not primarily, on derivative reference assets that SSF does not own.

SSF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

For cash management purposes, SSF may invest in U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

To the extent the Fund invests in SSF, it is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Market Risk – Equity Securities, Market Risk – Fixed Income Investments, Credit Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Non-U.S. Investment Risk, Large Shareholder Risk and Fund of Funds Risk. SSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were a diversified investment company. To the extent the Fund invests in SSF, shareholders are indirectly exposed to these risks.

GMO Strategic Fixed Income Fund. GMO Strategic Fixed Income Fund (“SFIF”), a series of the Trust, is not offered by this Private Placement Memorandum. SFIF is managed by GMO.

SFIF pays an investment management fee to the Manager at the annual rate of 0.25% of SFIF’s average daily net assets for each class of shares. SFIF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SFIF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

The Manager pursues investment strategies for SFIF that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, SFIF is not a standalone investment and SFIF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine SFIF’s strategic direction.

Under normal circumstances, SFIF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities. The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). SFIF is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). SFIF may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. SFIF may invest all of its assets in below investment grade securities (commonly referred to as “junk bonds”). The sectors and types of fixed income securities in which SFIF may invest or hold include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds;

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

SFIF has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

SFIF also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. SFIF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, SFIF will typically have gross investment exposures in excess of its net assets (i.e., SFIF will be leveraged) and therefore is subject to heightened risk of loss. SFIF’s performance can depend substantially, if not primarily, on derivative reference assets that SFIF does not own.

SFIF may gain exposure to the investments described above by investing in shares of other GMO Funds, including Overlay Fund, Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments), and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, SFIF may invest in U.S. Treasury Fund and unaffiliated money market funds.

As a result primarily of its investment in SDCF, Overlay Fund and ECDF, SFIF has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager does not seek to maintain a specified interest rate duration for SFIF, and SFIF’s interest rate duration will change depending on the SFIF’s investments and the Manager’s assessment of different sectors of the bond market.

If deemed prudent by the Manager, SFIF may take temporary defensive positions.

A GMO Fund that invests in SFIF is subject to all of the risks to which SFIF is exposed. The principal risks of an investment in SFIF include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Counterparty Risk, Derivatives Risk, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Liquidity Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, and Large Shareholder Risk. SFIF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SFIF may affect SFIF’s performance more than if SFIF were a diversified investment company. Shareholders of each GMO Fund investing in SFIF are indirectly exposed to these risks.

GMO U.S. Core Equity Fund. GMO U.S. Core Equity Fund (“USCEF”), a series of the Trust, is not offered by this Private Placement Memorandum. USCEF is managed by GMO.

USCEF pays an investment management fee to the Manager at the annual rate of 0.31% of USCEF’s average daily net assets for each class of shares. USCEF offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085%, and 0.055% of the class’s average daily net assets.

USCEF’s investment objective is high total return.

The Manager seeks to achieve USCEF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for USCEF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in USCEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to USCEF’s investment universe. The Manager also may adjust USCEF’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of USCEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, USCEF may lend its portfolio securities.

Under normal circumstances, USCEF invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, USCEF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in USCEF is subject to all of the risks to which USCEF is exposed. The principal risks of an investment in USCEF include Market Risk – Equity Securities, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in USCEF are indirectly exposed to these risks.

GMO U.S. Flexible Equities Fund. GMO U.S. Flexible Equities Fund (“U.S. Flex”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. U.S. Flex is managed by GMO.

U.S. Flex pays an investment management fee to the Manager at the annual rate of 0.33% of U.S. Flex’s average daily net assets for each class of shares. U.S. Flex offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

U.S. Flex’s investment objective is total return in excess of its benchmark, the Russell 3000 Index. There can be no assurance that U.S. Flex will achieve its investment objective.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, U.S. Flex is not a standalone investment. The Manager uses multi-year forecasts of returns and risk to determine U.S. Flex’s strategic direction.

Under normal circumstances, U.S. Flex invests directly and indirectly at least 80% of its assets in equity investments tied economically to the U.S. In addition, U.S. Flex may invest up to 20% of its net assets in any type of securities, including non-U.S. securities. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depository receipts, exchange-traded equity REITs, and income trusts.

U.S. Flex is permitted to make equity investments of all types, including investments in growth or value style equities or other groups of equities identified by the Manager as attractive investments, and to make equity investments in companies of any market capitalization. In addition, U.S. Flex is not limited in how much it may invest in any segment of the U.S. market or in the types of equity investments it may purchase, and may often own a limited number of equity investments of companies in a single U.S. market segment and/or capitalization range. U.S. Flex could experience material losses from a single investment.

As of the date of this Prospectus, the Manager expects to invest substantially all of the U.S. Flex’s assets in equities that the Manager believes to be of high quality. In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Flex’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. U.S. Flex also may make short sales of securities, including short sales of securities U.S. Flex does not own. In addition, U.S. Flex may lend its portfolio securities.

For cash management purposes, U.S. Flex may invest in U.S. Treasury Fund, a GMO Fund described in a separate prospectus, and unaffiliated money market funds.

To the extent the Fund invests in U.S. Flex, it is subject to all of the risks to which U.S. Flex is exposed. The principal risks of an investment in U.S. Flex include Management and Operational Risk, Market Risk – Equity Securities, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, and Fund of Funds Risk. U.S. Flex is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by U.S. Flex may affect U.S. Flex’s performance more than if U.S. Flex were a diversified investment company. To the extent the Fund invests in US Flex, shareholders are indirectly exposed to these risks.

GMO U.S. Growth Fund. GMO U.S. Growth Fund (“U.S. Growth Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. U.S. Growth Fund is managed by GMO.

U.S. Growth Fund pays an investment management fee to the Manager at the annual rate of 0.31% of U.S. Growth Fund’s average daily net assets. U.S. Growth Fund offers Class III shares and pays shareholder service fees to the Manager at the annual rate of 0.15% of the class’s average daily net assets.

U.S. Growth Fund’s investment objective is long-term capital growth.

The Manager seeks to achieve U.S. Growth Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for U.S. Growth Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in U.S. Growth Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to U.S. Growth

Fund’s investment universe. The Manager also may adjust U.S. Growth Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Growth Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, U.S. Growth Fund may lend its portfolio securities.

U.S. Growth Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, U.S. Growth Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, U.S. Growth Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in U.S. Growth Fund is subject to all of the risks to which U.S. Growth Fund is exposed. The principal risks of an investment in U.S. Growth Fund include Market Risk – Equity Securities, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. U.S. Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by U.S. Growth Fund may affect U.S. Growth Fund’s performance more than if U.S. Growth Fund were a diversified investment company. Shareholders of each GMO Fund investing in U.S. Growth Fund are indirectly exposed to these risks.

GMO U.S. Intrinsic Value Fund. GMO U.S. Intrinsic Value Fund (“USIVF”), a series of the Trust, is not offered by this Private Placement Memorandum. USIVF is managed by GMO.

USIVF pays an investment management fee to the Manager at the annual rate of 0.31% of USIVF’s average daily net assets. USIVF offers Class III shares. USIVF pays shareholder service fees to the Manager at the annual rate of 0.15% of USIVF’s average daily net assets.

USIVF’s investment objective is long-term capital growth.

The Manager seeks to achieve USIVF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for USIVF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in USIVF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to USIVF’s investment universe. The Manager also may adjust USIVF’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of USIVF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, USIVF may lend its portfolio securities.

USIVF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, USIVF invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, USIVF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in USIVF is subject to all of the risks to which USIVF is exposed. The principal risks of an investment in USIVF include Market Risk – Equity Securities, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. USIVF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by USIVF may affect USIVF’s performance more than if USIVF were a diversified investment company. Shareholders of each GMO Fund investing in USIVF are indirectly exposed to these risks.

GMO U.S. Small/Mid Cap Fund (formerly known as GMO U.S. Small/Mid Cap Value Fund). GMO U.S. Small/Mid Cap Fund (“SMCF”), a series of the Trust, is not offered by this Private Placement Memorandum. SMCF is managed by GMO.

SMCF pays an investment management fee to the Manager at the annual rate of 0.31% of SMCF’s average daily net assets. SMCF offers Class III shares. SMCF pays shareholder service fees to the Manager at the annual rate of 0.15% of SMCF’s average daily net assets. SMCF’s Board of Trustees has approved an amendment to SMCF’s management contract pursuant to which SMCF would pay the Manager an investment management fee equal to 0.45% of SMCF’s average daily net assets. The new fee arrangement will go into effect only if the amended management contract is approved by SMCF’s shareholders.

SMCF’s investment objective is long-term capital growth.

The Manager seeks to achieve SMCF’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 2500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for SMCF, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in SMCF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to SMCF’s investment universe. The Manager also may adjust SMCF’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of SMCF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, SMCF may lend its portfolio securities.

SMCF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, SMCF invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. As of May 31, 2012, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $7.7 million to $12.9 billion, with an average market capitalization of approximately $2.9 billion and a median market capitalization of approximately $2.5 billion. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, SMCF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in SMCF is subject to all of the risks to which SMCF is exposed. The principal risks of an investment in SMCF include Market Risk – Equity Securities, Management and Operational Risk, Liquidity Risk, Smaller Company Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in SMCF are indirectly exposed to these risks.

GMO U.S. Treasury Fund. GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of the Trust, is not offered by this Private Placement Memorandum. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays an investment management fee to the Manager at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. U.S. Treasury Fund offers a single class of shares.

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

Under normal circumstances, U.S. Treasury Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, U.S. Treasury Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (“GNMA”) and the Federal Deposit Insurance Corporation (“FDIC”) that are guaranteed by the U.S. government. For cash management purposes, U.S. Treasury Fund may invest in unaffiliated money market funds.

Although the fixed income securities purchased by U.S. Treasury Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may end up owning a security with a stated or remaining maturity of more than one year.

U.S. Treasury Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Other GMO Funds may invest in U.S. Treasury Fund for cash management purposes.

A GMO Fund that invests in U.S. Treasury Fund is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk – Fixed Income Investments, Credit Risk, Large Shareholder Risk, Management and Operational Risk, and Market Disruption and Geopolitical Risk. Shareholders of each GMO Fund investing in U.S. Treasury Fund are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund. GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Overlay Fund seeks to achieve its investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, Overlay Fund establishes its positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds).

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have a higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Overlay Fund will typically have gross investment exposures in excess of its net assets (i.e., Overlay Fund will be leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Overlay Fund does not own.

Overlay Fund has a substantial investment in asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by the Manager, Overlay Fund may take temporary defensive positions.

To the extent the Fund invests in Overlay Fund, it is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk – Fixed Income Investments, Currency Risk, Credit Risk, Market Risk – Asset-Backed Securities, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. To the extent the Fund invests in Overlay Fund, shareholders are indirectly exposed to these risks.

FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for the share class of the Fund being offered in this Prospectus.

	Ticker	Symbol	CUSIP
Class MF	N/A	—	362014 805

GMO TRUST

ADDITIONAL INFORMATION

The Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semiannual reports, and the Fund’s SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

10 High Street

Suite 302

Boston, Massachusetts 02110

Investment Company Act File No. 811-04347